UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2009

                  Date of reporting period: September 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS




WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 97.79%
CALIFORNIA: 92.93%
$   1,750,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A
                (OTHER REVENUE, AMBAC INSURED)+/- ss                     11.50%      11/01/2034   $    1,750,000
    1,175,000   ALAMEDA-CONTRA COSTA CA TRANSIT DISTRICT FHR
                COMPUTER SYSTEM PROJECT (LEASE REVENUE)                   4.00       08/01/2012        1,179,722
      900,000   ANTELOPE VALLEY CALIFORNIA HEALTH CARE SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)                       5.20       01/01/2017          903,825
      550,000   BALDWIN PARK CA UNIFIED SCHOOL DISTRICT CAPITAL
                APPRECIATION ELECTION OF 2008 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)##                       3.44       08/01/2011          499,290
      605,000   BALDWIN PARK CA UNIFIED SCHOOL DISTRICT CAPITAL
                APPRECIATION ELECTION OF 2006 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)## %%                    3.74       08/01/2012          524,831
      760,000   BURBANK GLENDALE PASADENA CA AIRPORT AUTHORITY
                SERIES B (AIRPORT REVENUE, AMBAC INSURED)                 5.00       07/01/2011          767,744
    1,300,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT
                #2 PREREFUNDED (TAX REVENUE)ss                            7.00       09/01/2026        1,440,023
      600,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                     5.50       04/01/2013          610,590
       85,000   CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA
                REVENUE) +/- ss                                           4.45       07/01/2026           88,482
      915,000   CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA
                REVENUE) +/- ss                                           4.45       07/01/2026          926,776
    1,375,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                CATHOLIC HEALTHCARE SERIES A (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED) +/- ss                 10.00       07/01/2009        1,375,000
    1,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                CATHOLIC HEALTHCARE SERIES B (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED) +/- ss                 10.00       07/01/2016        1,000,000
    1,600,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                CATHOLIC HEALTHCARE WEST SERIES B (HEALTHCARE
                FACILITIES REVENUE, BANK OF AMERICA NA
                LOC) +/- ss                                               7.67       07/01/2025        1,600,000
      800,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE
                SERIES E (HOUSING REVENUE)                                4.65       08/01/2022          687,600
      500,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE
                SERIES M (HOUSING REVENUE)                                4.55       08/01/2021          423,715
      800,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE
                SERIES-J AMT (HOUSING REVENUE, FIRST SECURITY
                BANK LOC)                                                 4.13       08/01/2011          800,320
      500,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE
                SERIES-J AMT (HOUSING REVENUE, FIRST SECURITY
                BANK LOC)                                                 4.38       08/01/2012          497,360
    1,000,000   CALIFORNIA HOUSING FINANCE AGENCY HOME
                MORTGAGE-SERIES K (HOUSING REVENUE)                       4.55       08/01/2021          847,430
    1,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                BANK PACIFIC GAS & ELECTRIC COMPANY SERIES F
                (ECONOMIC DEVELOPMENT REVENUE) +/- ss                     3.75       11/01/2026        1,490,670
    1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                BANK PACIFIC GAS & ELECTRIC COMPANY SERIES G
                (OTHER REVENUE) +/- ss                                    3.75       12/01/2018          993,780
      465,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                J. PAUL GETTY SERIES A (OTHER REVENUE) +/- ss             4.00       10/01/2023          472,793
    2,035,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY
                HOSPITALS CENTRAL CALIFORNIA (HFFA REVENUE)               5.00       02/01/2012        2,042,306
    1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE
                MANAGEMENT PROJECT SERIES A (PCR) +/- ss                  5.13       07/01/2031          944,100
    1,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
                USA WASTE SERVICES INCORPORATED PROJECT B
                (INDUSTRIAL DEVELOPMENT REVENUE) +/- ss                   4.00       06/01/2018          981,610
    1,920,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED PROGRAM SERIES A (SFHR, FNMA
                INSURED)                                                  4.20       02/01/2027        1,883,424
      975,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED PROGRAM SERIES C PUTTABLE
                (HOUSING REVENUE, GNMA INSURED)ss                         4.10       08/01/2039          939,910
      340,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                B6 (WATER & WASTEWATER AUTHORITY REVENUE) +/- ss          5.05       05/01/2022          340,000
    2,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                C7 (WATER REVENUE LOC, FSA INSURED) +/- ss                7.50       05/01/2022        2,000,000
    1,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4
                (WATER REVENUE, FIRST SECURITY BANK LOC) +/- ss           7.75       05/01/2016        1,000,000
      250,000   CALIFORNIA STATE DWR WATER SYSTEM SERIES T (WATER
                REVENUE)                                                  5.00       12/01/2010          253,400
    2,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16
                (SALES TAX REVENUE, FIRST SECURITY BANK
                LOC) +/- ss                                               8.00       07/01/2023        2,000,000
      100,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA
                COMMUNITY COLLEGES SERIES A (COLLEGE AND
                UNIVERSITY REVENUE, AMBAC INSURED)                        5.50       04/01/2013          101,058

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$     225,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA
                STATE UNIVERSITY SERIES C (LEASE REVENUE, MBIA
                INSURED)                                                  5.50%      10/01/2009   $      227,795
      745,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION
                INCORPORATED AUXILIARY ORGANIZATION EVENT CENTER
                (COLLEGE & UNIVERSITY REVENUE)                            5.00       07/01/2010          776,327
      800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX
                REVENUE, FIRST SECURITY BANK LOC)                         5.15       12/01/2015          810,080
      200,000   CALIFORNIA STATEWIDE CDA (ACA RADIAN
                INSURED) +/- ss                                           7.40       05/15/2029          200,000
    1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC
                SERVICES SERIES A (SOLID WASTE REVENUE)                   4.95       12/01/2012          944,090
    1,150,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE
                REVENUE, MBIA INSURED)                                    5.50       09/01/2014        1,225,463
      875,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL
                PENINSULA PROJECT (GO - STATES, TERRITORIES)              4.60       11/01/2013          846,449
      820,000   CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO
                HEALTH SYSTEMS (HFFA REVENUE, MBIA INSURED)               5.50       08/15/2012          852,620
      700,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE
                FUND FOR HOUSING SERIES A PREREFUNDED (HOUSING
                REVENUE)ss                                                6.50       12/01/2029          743,190
      620,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS
                SERIES E1 (HOUSING REVENUE)                               4.25       07/01/2012          619,826
    1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT
                SERIES A (OTHER REVENUE, AMBAC INSURED)                   5.50       08/01/2011        1,433,966
    1,400,000   CALIFORNIA STATEWIDE CDA ST. JOSEPH (HOSPITAL
                REVENUE, FIRST SECURITY BANK LOC)                         4.50       07/01/2018        1,345,344
      675,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY CULINARY INSTITUTE (COLLEGE &
                UNIVERSITY REVENUE, XLCA INSURED) +/- ss                  8.00       10/01/2035          675,000
      550,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY KAISER-REMARKETED 07/08/1998 FINANCIAL
                SECURITY ASSURANCE INCORPORATED CREDIT
                (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY
                BANK LOC)                                                 5.30       12/01/2015          573,155
      505,000   CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE &
                UNIVERSITY REVENUE)                                       4.10       11/01/2010          520,413
    1,000,000   CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE
                GENERAL PROJECT (ELECTRIC REVENUE, MBIA INSURED)          5.25       07/01/2010        1,011,640
      375,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES
                (SOLID WASTE REVENUE)                                     4.80       08/01/2020          330,821
    1,205,000   CORONA CA PUBLIC FINANCING AUTHORITY CITY HALL
                PROJECT SERIES B (LEASE REVENUE, MBIA INSURED)            5.38       09/01/2018        1,230,305
      235,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY
                FRANCISCAN ACQUISITION PROJECT SERIES A (HOUSING
                REVENUE)                                                  5.00       12/15/2010          246,755
      395,000   DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY
                FRANCISCAN MOBILE SERIES A (HOUSING REVENUE)              3.25       12/15/2008          394,645
    1,000,000   DINUBA CA MERGED CITY REDEVELOPMENT #2 (TAX
                INCREMENTAL REVENUE)                                      4.40       10/01/2011          995,170
    2,730,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                CA SERIES 2003 A1 PREREFUNDED (EXCISE TAX REVENUE)        6.25       06/01/2033        2,934,504
    1,350,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                CA SERIES A2 PREREFUNDED (EXCISE TAX
                REVENUE)ss                                                7.90       06/01/2042        1,572,372
    2,180,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                CA TOBACCO SETTLEMENT REVENUE PREREFUNDED SERIES
                2003 A1 (EXCISE TAX REVENUE)ss                            6.75       06/01/2039        2,438,788
      100,000   HIGHLAND CA COMMUNITY FACILITIES DISTRICT 90-1
                SERIES A (SPECIAL FACILITIES REVENUE, AMBAC
                INSURED)                                                  4.25       09/01/2011          102,274
    2,255,000   INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY
                LANDFILL IMPROVEMENT PROJECT SERIES B (LEASE
                REVENUE, FIRST SECURITY BANK LOC)                         6.25       08/01/2011        2,355,257
      500,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY
                HORSETHIEF CANYON (SPECIAL TAX REVENUE)                   5.35       09/01/2010          507,380
    1,045,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF
                THE SOUTH PACIFIC (LEASE REVENUE, AMBAC INSURED)          5.50       11/01/2015        1,085,034
      375,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT CAPITAL
                APPRECIATION ELECTION 2008 SERIES A (COLLEGE AND
                UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)##            3.78       06/01/2012          326,854
      230,000   LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)           4.75       08/15/2011          230,271
    2,000,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER
                AUTHORITY LEASE REVENUE SERIES D AMBAC INSURED
                (LEASE REVENUE LOC) +/- ss                               12.00       08/15/2021        2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$     355,000   LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL
                CENTER (LEASE REVENUE, INDLC INSURED )                    9.63%      07/01/2013   $      403,720
      500,000   LOS ANGELES CA SUB SERIES C (SEWER REVENUE, BANK
                OF NOVA SCOTIA) +/- ss                                    6.50       06/01/2028          500,000
      500,000   LOS ANGELES CA USD COP SERIES C (LEASE REVENUE,
                FIRST SECURITY BANK LOC) +/- ss                           7.80       10/01/2025          500,000
    1,000,000   LOS ANGELES COUNTY CA COMMUNITY FACILITIES
                DISTRICT # 5 ROWLAND HEIGHTS AREA (SPECIAL TAX
                REVENUE, FIRST SECURITY BANK LOC)                         5.00       09/01/2019        1,001,470
      500,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING
                AUTHORITY MASTER PROJECT SERIES A (LEASE REVENUE,
                FGIC INSURED)                                             5.00       09/01/2014          509,125
      305,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION
                SERIES B (SALES TAX REVENUE)                              6.50       07/01/2010          317,249
    1,500,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION
                AUTHORITY CAPITAL GRANT RECIPIENT GOLDLINE SERIES
                B1 (SALES TAX REVENUE, FGIC INSURED) +/- ss               4.98       10/01/2010        1,500,000
      500,000   MOJAVE CA UNIFIED SCHOOL DISTRICT COPS (LEASE
                REVENUE, FIRST SECURITY BANK LOC)##                       3.95       09/01/2012          428,910
      790,000   MOUNT SAN ANTONIO CA COMMUNITY COLLEGE DISTRICT
                CAPITAL APPRECIATION 2001 ELECTION SERIES D
                (PROPERTY TAX REVENUE)##                                  3.79       06/01/2012          688,327
    1,000,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID
                WASTE TRANSFER FACILITY (SOLID WASTE REVENUE)             5.10       02/15/2011          993,770
    1,000,000   NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)                                       12.00       08/01/2013        1,371,290
    1,400,000   NORTHERN CA TRANSMISSION CALIFORNIA OREGON
                TRANSMISSION PROJECT SERIES A (POWER REVENUE,
                MBIA INSURED)                                             7.00       05/01/2013        1,527,386
      500,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY
                LINED SAVERS & RIBS (SALES TAX REVENUE)                   6.20       02/14/2011          529,700
      290,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS
                INTERNATIONAL AIRPORT (AIRPORT REVENUE)                   5.10       07/01/2012          282,492
      410,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS
                INTERNATIONAL AIRPORT (AIRPORT REVENUE)                   5.20       07/01/2013          396,700
      430,000   PALM SPRINGS CA AIRPORT SUB PALM SPRINGS
                INTERNATIONAL AIRPORT (AIRPORT REVENUE)                   5.30       07/01/2014          413,075
      200,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                 5.30       07/01/2013          194,346
    1,040,256   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL
                FACILITIES REVENUE)(I)                                    4.80       09/01/2027          937,115
    1,500,000   PITTSBURG REDEVELOPMENT AGENCY LOS MEDANOS
                COMMUNITY SERIES A (TAX INCREMENTAL REVENUE,
                AMBAC INSURED) +/- ss                                    10.00       09/01/2036        1,500,000
      625,000   ROCKLIN CA USD CAPITAL APPRECIATION (PROPERTY TAX
                REVENUE, FGIC INSURED)##                                  5.37       08/01/2017          391,344
      475,000   SACRAMENTO CA CITY FINANCING AUTHORITY CONVENTION
                CENTER HOTEL SERIES A PREREFUNDED (PARKING
                FACILITIES REVENUE)ss                                     6.25       01/01/2030          494,865
    1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                FINANCING AUTHORITY SERIES A (SEWER REVENUE)              6.00       12/01/2014        1,061,850
    1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                FINANCING AUTHORITY REGULATION B (OTHER REVENUE,
                FGIC INSURED)+/-                                          2.33       12/01/2035          615,000
      435,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT ESCROW TO
                MATURITY SERIES C (ELECTRIC REVENUE, MBIA INSURED)        5.75       11/15/2009          448,581
      985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID
                WASTE REVENUE, AMBAC INSURED)                             5.00       08/01/2012          987,591
    1,000,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY
                FACILITIES PROJECT (OTHER REVENUE)                        5.10       06/01/2017          876,420
    1,000,000   SAN DIEGO CA CTF UNDIVIDED INTEREST (WATER
                REVENUE, FGIC INSURED)                                    5.00       08/01/2017        1,007,940
      495,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING
                AUTHORITY SERIES A (SEWER REVENUE, AMBAC INSURED)         5.25       05/15/2020          497,208
      900,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP
                (LEASE REVENUE, AMBAC INSURED)                            5.63       09/01/2012          910,962
      605,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED
                AIRLINES INCORPORATED PROJECT (AIRPORT REVENUE)           8.00       07/01/2013          675,101
      100,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS
                COMMISSION SERIES A (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.00       05/01/2016           94,947
      110,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS
                COMMISSION SERIES ISSUE 20 (AIRPORT REVENUE, MBIA
                INSURED)                                                  4.25       05/01/2009          111,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$     300,000   SANTA MARGARITA-DANA POINT AUTHORITY SERIES A
                (OTHER REVENUE, MBIA INSURED)                             7.25%      08/01/2010   $      323,088
    2,000,000   TORRANCE CA REDEVELOPMENT AGENCY REFERENDUM
                SERIES C (TAX ALLOCATION REVENUE, MBIA INSURED)           5.45       09/01/2018        2,062,040
      315,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                         6.00       08/01/2013          349,001
      345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                         8.00       08/01/2012          402,249
    1,000,000   WESTERN MUNICIPAL WATER DISTRICTS SERIES A (WATER
                REVENUE, FIRST SECURITY BANK LOC) +/- ss                 10.00       10/01/2032        1,000,000
      245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER
                REDEVELOPMENT AGENCY SERIES A (LEASE REVENUE)             5.00       11/01/2012          243,981

                                                                                                      87,469,422
                                                                                                  --------------
PUERTO RICO: 4.86%
      805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT
                (PROPERTY TAX REVENUE, MBIA INSURED)                      5.75       07/01/2020          846,433
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-               2.39       07/01/2029          960,000
    2,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY HOUSING
                VIVIENDA MODERNIZATION (HOUSING REVENUE)                  4.75       10/01/2011        2,008,780
      750,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY
                SERIES A (SALES TAX REVENUE, AMBAC INSURED)               5.25       07/01/2010          758,535
                                                                                                       4,573,748
                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $93,865,478)                                                      92,043,170
                                                                                                  --------------


   SHARES
-------------
SHORT-TERM INVESTMENTS: 0.67%
      628,893  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY
               MARKET TRUST~+++                                                      10/01/2008          628,893
                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $628,893)                                                             628,893
                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $94,494,371)*                                                   98.46%                   $   92,672,063
OTHER ASSETS AND LIABILITIES, NET                                         1.54                         1,452,802
                                                                        ------                    --------------
TOTAL NET ASSETS                                                        100.00%                   $   94,124,865
                                                                        ------                    --------------


+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $628,893.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 99.49%

CALIFORNIA: 98.27%
$   4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                CHANNING HOUSE (NURSING HOME REVENUE)                     5.50%      02/15/2029   $    3,474,316
    2,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                SCHOOL OF MECHANIC ARTS (EDUCATIONAL FACILITIES
                REVENUE)                                                  5.30       10/01/2032        1,976,933
    4,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS
                SENIOR WINDEMERE RANCH FINANCING PROGRAM SERIES A
                (SPECIAL FACILITIES REVENUE, CIFG INSURED)                4.75       09/02/2034        3,590,190
    1,500,000   ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY
                TAX REVENUE, FGIC INSURED)##                              5.32       08/01/2018          894,795
    2,000,000   ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST
                SECURITY BANK LOC)                                        5.25       08/01/2025        1,991,000
    4,000,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A
                (OTHER REVENUE, AMBAC INSURED) +/- ss                    11.50       11/01/2034        4,000,000
    3,660,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB
                LIEN SERIES A (TRANSPORTATION REVENUE)##                  5.55       10/01/2018        2,117,749
    1,000,000   ALVORD CA UNIFIED SCHOOL DISTRICT SERIES D
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.55       08/01/2030        1,004,760
    3,000,000   ANTELOPE VALLEY CALIFORNIA HEALTH CARE SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)                       5.20       01/01/2017        3,012,750
    4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY
                (COLLEGE & UNIVERSITY REVENUE)                            5.88       09/01/2020        4,248,411
    3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX
                DISTRICT #2000-1 LIBRARY PROJECT SERIES A (TAX
                INCREMENTAL REVENUE, AMBAC INSURED)                       5.75       08/01/2030        3,209,491
    1,500,000   CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE,
                AMBAC INSURED)##                                          5.68       08/01/2021          730,905
    4,000,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A
                (HCFR)                                                    5.00       03/01/2028        3,553,040
    3,000,000   CALIFORNIA CASA COLINA PROJECT (HCFR)                     6.00       04/01/2022        2,934,930
    3,000,000   CALIFORNIA COMMERCE JOINT POWER FINANCING
                AUTHORITY (OTHER REVENUE, AMBAC INSURED)                  5.00       08/01/2026        2,772,870
    1,770,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
                POMONA COLLEGE SERIES A (COLLEGE AND UNIVERSITY
                REVENUE)##                                                4.74       01/01/2018        1,147,420
    1,085,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE
                PROJECTS SERIES B (COLLEGE & UNIVERSITY REVENUE)          5.13       04/01/2017        1,033,235
      725,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE
                PROJECTS SERIES B (COLLEGE & UNIVERSITY REVENUE)          5.25       04/01/2024          638,587
      415,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE
                PROJECTS SERIES B PREREFUNDED (COLLEGE &
                UNIVERSITY REVENUE)ss                                     5.13       04/01/2009          425,014
      275,000   CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE
                PROJECTS SERIES B PREREFUNDED (COLLEGE &
                UNIVERSITY REVENUE)ss                                     5.25       04/01/2009          281,806
    1,400,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                CATHOLIC HEALTHCARE WEST SERIES B (HEALTHCARE
                FACILITIES REVENUE, BANK OF AMERICA NA
                LOC) +/- ss                                               7.67       07/01/2025        1,400,000
    1,125,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                SCRIPPS HEALTH SERIES A (HOSPITAL REVENUE)                5.00       10/01/2022        1,041,536
    4,000,000   CALIFORNIA HOME MORTGAGE FINANCE AUTHORITY SERIES
                E (HOUSING REVENUE, GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION)                                              6.10       02/01/2046        3,795,760
    6,700,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE
                SERIES E (HOUSING REVENUE)                                4.65       08/01/2022        5,758,650
    2,000,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE
                SERIES K AMT (HOUSING REVENUE)                            5.30       08/01/2023        1,823,220
    4,500,000   CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE
                SERIES M (HOUSING REVENUE)                                4.55       08/01/2021        3,813,435
    7,115,000   CALIFORNIA HOUSING FINANCE AGENCY HOME
                MORTGAGE-SERIES K (HOUSING REVENUE)                       4.55       08/01/2021        6,029,464
    5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT
                BANK J. DAVID GLADSTONE INSTITUTE PROJECT (HCFR)          5.25       10/01/2034        4,570,600
    4,140,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY BENNETT
                HOUSE PROJECT SERIES E (HOUSING REVENUE, FNMA)            4.90       08/15/2037        3,631,028
    2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY
                HOSPITALS CENTRAL CALIFORNIA (HOSPITAL REVENUE)           5.00       02/01/2020        2,246,225
    2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT
                SERIES B PREREFUNDED (COLLEGE & UNIVERSITY
                REVENUE)ss                                                6.75       06/01/2030        2,152,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$   6,640,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                HOMEBUYERS FUND (SFMR, GNMA INSURED)                      5.40%      06/01/2048   $    6,139,145
    2,355,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES A (SFMR, FNMA
                INSURED)                                                  5.40       02/01/2037        2,040,325
       80,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES B (HOUSING
                REVENUE, GNMA INSURED)                                    6.25       12/01/2031           81,199
      105,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES B5 (HOUSING
                REVENUE, GNMA INSURED)+/-                                 6.35       12/01/2029          106,670
    3,550,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES C PUTTABLE
                (HOUSING REVENUE, GNMA)ss                                 5.40       02/01/2046        3,044,409
    3,610,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES E (HOUSING
                REVENUE, GNMA)ss                                          5.80       08/01/2043        3,530,616
    1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE
                CORPORATION PROGRAM SERIES MM (LEASE REVENUE)             5.50       06/01/2021        1,086,567
    3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS
                HOME PURCHASE SERIES A (OTHER REVENUE, AMBAC
                INSURED)                                                  5.30       12/01/2021        3,011,190
    1,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES
                C7 (WATER REVENUE LOC, FSA INSURED)  +/- ss               6.25       05/01/2022        1,000,000
      450,000   CALIFORNIA STATE PREREFUNDED (GO - STATES,
                TERRITORIES, AMBAC INSURED)ss                             5.25       12/01/2024          446,094
    3,200,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION
                INCORPORATED SENIOR AUXILIARY ORGANIZATION EVENT
                CENTER PREREFUNDED (COLLEGE & UNIVERSITY
                REVENUE)ss                                                6.00       07/01/2022        3,549,888
    2,000,000   CALIFORNIA STATE UNIVERSITY FULLERTON FOUNDATION
                SERIES B (COLLEGE & UNIVERSITY REVENUE, MBIA
                INSURED)                                                  6.63       07/01/2030        2,181,320
      250,000   CALIFORNIA STATEWIDE CDA  +/- ss                          7.40       05/15/2029          250,000
    4,255,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST
                PREREFUNDED (HCFR)ss                                      6.50       07/01/2020        4,583,358
    1,745,000   CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED
                BALANCE (HCFR)ss                                          6.50       07/01/2020        1,875,892
    1,815,000   CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL
                CENTER (HCFR)                                             6.50       08/01/2012        1,923,138
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS
                ANGELES (HCFR, MBIA INSURED)                              5.25       08/15/2029        1,921,460
    2,000,000   CALIFORNIA STATEWIDE CDA CHILDREN'S HOSPITAL LOS
                ANGELES (HCFR, MBIA INSURED)                              5.25       08/15/2029        1,921,460
    3,375,000   CALIFORNIA STATEWIDE CDA HOUSING DEVELOPMENT NIDO
                APARTMENTS SERIES C (HOUSING REVENUE, FNMA)               5.55       05/01/2028        3,401,966
    2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT
                SERIES T (HOUSING REVENUE, GNMA INSURED)                  6.10       12/20/2035        1,914,626
    1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL
                SCHOOL PENINSULA PROJECT (OTHER REVENUE)                  5.00       11/01/2016        1,120,385
    4,210,000   CALIFORNIA STATEWIDE CDA SERIES B (WATER &
                WASTEWATER AUTHORITY REVENUE, FIRST SECURITY BANK
                LOC)                                                      5.25       10/01/2027        4,111,107
    4,000,000   CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP
                (HCFR)                                                    5.38       04/01/2017        3,885,840
    4,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY (HOSPITAL REVENUE)                              5.25       12/01/2027        3,471,880
    1,020,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY CATHOLIC HEALTHCARE WEST SERIES A
                (HOSPITAL REVENUE)                                        5.50       07/01/2030          931,841
    2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY CULINARY INSTITUTE (COLLEGE &
                UNIVERSITY REVENUE, XLCA INSURED) +/- ss                  8.00       10/01/2035        2,000,000
    1,000,000   CALIFORNIA STOCKTON PUBLIC FINANCING AUTHORITY
                (OTHER REVENUE, GUARANTEE AGREEMENT) +/- ss               8.15       09/01/2048        1,000,000
    6,000,000   CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                  6.25       08/15/2031        6,037,620
    2,750,000   CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST
                SECURITY BANK LOC)                                        5.13       08/15/2022        2,705,615
    2,000,000   CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA
                MORTGAGE INSURED)                                         5.25       02/01/2021        1,953,560
    1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION
                OF 1999 (PROPERTY TAX REVENUE, FGIC INSURED)              5.00       08/01/2032          930,200
      115,000   CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A
                (LEASE REVENUE, MBIA INSURED)                             6.50       04/01/2012          115,294
    1,140,000   CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE,
                MBIA INSURED)                                             5.25       10/01/2020        1,157,567
    1,075,000   CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL
                APPRECIATION-SERIES A (TAX INCREMENTAL REVENUE,
                MBIA INSURED)##                                           6.27       08/01/2024          404,394
    1,085,000   CATHEDRAL CITY PUBLIC FINANCING AUTHORITY CAPITAL
                APPRECIATION-SERIES A (TAX INCREMENTAL REVENUE,
                MBIA INSURED)##                                           6.36       08/01/2026          355,175

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$   5,000,000   CENTER CA USD CAPITAL APPRECIATION SERIES C
                (PROPERTY TAX REVENUE, MBIA INSURED)##                    5.75%      09/01/2021   $    2,403,800
    3,600,000   CENTER CA USD ELECTION 1991 SERIES D (PROPERTY
                TAX REVENUE, MBIA INSURED)##                              6.52       08/01/2028        1,008,108
    1,525,000   CENTINELA VALLEY UNION HIGH SCHOOL DISTRICT CA
                SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)             5.50       02/01/2024        1,460,889
    2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING
                AUTHORITY GO PROGRAM SERIES A (EDUCATIONAL
                FACILITIES REVENUE, MBIA INSURED)                         6.45       02/01/2018        2,936,453
    3,000,000   CHICO PFA REDEVELOPMENT PROJECT AREA (TAX
                INCREMENTAL REVENUE, MBIA INSURED)                        5.13       04/01/2021        3,007,140
    1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY
                MUNICIPAL WATER DISTRICT SEWER SYSTEM PROJECT
                (SEWER REVENUE, AMBAC INSURED)                            6.00       08/01/2016        1,803,960
    3,000,000   CITY OF SAN JOSE CA SERIES A (AIRPORT REVENUE,
                AMBAC INSURED)                                            5.50       03/01/2026        2,655,480
    2,985,000   COLTON CA JOINT USD ELECTION OF 2001 SERIES C
                (PROPERTY TAX REVENUE, FGIC INSURED)                      5.25       02/01/2025        2,855,421
      480,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES
                (SOLID WASTE REVENUE)                                     4.80       08/01/2020          423,451
      270,000   CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA
                INSURED)                                                  7.75       05/01/2022          322,685
    5,400,000   CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING
                AUTHORITY (OTHER REVENUE, MBIA INSURED)##                 7.10       09/01/2017        2,898,612
      885,000   CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT
                HILL BART (TAX ALLOCATION REVENUE)ss                      5.25       08/01/2028          923,551
    1,995,000   CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY
                (TAX ALLOCATION REVENUE)ss                                5.25       08/01/2009        2,081,902
    2,620,000   CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY
                (TAX INCREMENTAL REVENUE)                                 5.25       08/01/2028        2,313,381
    1,425,000   CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY
                SERIES A (SALES TAX REVENUE)                              6.50       03/01/2009        1,444,922
    5,000,000   DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY
                FRANCISCAN MOBILE SERIES A (OTHER REVENUE)                5.25       12/15/2031        4,282,450
    4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED
                REDEVELOPMENT PROJECT (TAX INCREMENTAL REVENUE)##         5.20       12/01/2016        2,630,560
    5,250,000   DUARTE CA SERIES A (HCFR)                                 5.25       04/01/2024        4,866,173
    2,000,000   DUARTE CA SERIES A (HCFR, ACA INSURED)                    5.25       04/01/2019        1,811,840
    3,300,000   EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101
                CORRIDOR PROJECT (TAX INCREMENTAL REVENUE)                6.63       10/01/2029        3,466,518
    4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA
                CLARA COUNTY CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE, MBIA INSURED)##                    4.82       09/01/2018        2,761,396
    5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA
                CLARA COUNTY CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE, MBIA INSURED)##                    4.93       09/01/2019        3,045,047
    5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA
                CLARA COUNTY CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE, MBIA INSURED)##                    5.04       09/01/2020        2,995,959
    1,525,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA
                CLARA COUNTY CAPITAL APPRECIATION SERIES F
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.00       08/01/2026        1,477,649
      400,000   EASTERN MUNICIPAL WATER DISTRICT CA SERIES H
                (WATER & SEWER REVENUE)                                   5.00       07/01/2035          359,744
    2,500,000   EL MONTE CA DEPARTMENT OF PUBLIC SERVICES
                FACILITIES PROJECT PHASE II (LEASE REVENUE, AMBAC
                INSURED)                                                  5.25       01/01/2034        2,321,775
      500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION
                REFINANCING (SPECIAL FACILITIES REVENUE)                  5.75       09/02/2014          504,035
    1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION
                REFINANCING (SPECIAL FACILITIES REVENUE)                  5.90       09/02/2021        1,657,565
    1,265,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY
                CIVIC CENTER PROJECT SERIES B (LEASE REVENUE,
                AMBAC INSURED)                                            6.13       09/01/2011        1,331,779
    2,000,000   ETIWANDA SCHOOL DISTRICT PUBLIC FINANCING
                AUTHORITY (OTHER REVENUE, GUARANTEE AGREEMENT)            5.00       09/15/2032        1,823,080
    1,000,000   FAIRFIELD CA FAIRFIELD WATER SERIES A (WATER
                REVENUE, XLCA COMPANY INSURED)##                          5.84       04/01/2021          486,660
    2,455,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT
                SERIES A (TAX INCREMENTAL REVENUE)                        5.50       10/01/2017        2,502,995
    5,040,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT
                SERIES A (TAX INCREMENTAL REVENUE)                        5.50       10/01/2027        4,901,148

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$   4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT
                SERIES A (TAX INCREMENTAL REVENUE)                        5.60%      10/01/2027   $    4,708,105
    5,400,000   FONTANA UNIFIED SCHOOL DISTRICT CA ELECTION 2006
                SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)         5.25       08/01/2026        5,325,804
    5,000,000   FOOTHILL-DE ANZA CA COMMUNITY COLLEGE DISTRICT
                SERIES B (PROPERTY TAX REVENUE, AMBAC INSURED)            5.00       08/01/2027        4,787,800
      710,000   FRESNO CA STREET IMPROVEMENT PROJECT (LEASE
                REVENUE)                                                  6.63       12/01/2011          713,720
    7,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                CALIFORNIA ASSET-BACKED SERIES A-1 (OTHER REVENUE)        5.13       06/01/2047        4,693,010
    2,010,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                SERIES A1 (OTHER REVENUE)                                 4.50       06/01/2027        1,648,502
    2,000,000   GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION
                SERIES A (OTHER REVENUE, MBIA INSURED)##                  4.70       08/01/2015        1,455,720
    2,500,000   HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)         6.00       12/01/2013        2,596,750
    4,245,000   HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE
                REVENUE, FIRST SECURITY BANK LOC)ss                       6.00       11/01/2025        4,573,903
    1,035,000   HAWTHORNE SCHOOL DISTRICT CA CAPITAL
                APPRECIATION-ELECTION 2004 SERIES C (PROPERTY TAX
                REVENUE, GUARANTEE AGREEMENT)##                           6.48       08/01/2032          226,344
    3,000,000   HESPERIA CA PFA (OTHER REVENUE, XLCA)                     5.00       09/01/2031        2,511,090
    1,915,000   INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY
                SERIES A (OTHER REVENUE)                                  4.63       06/01/2021        1,730,088
      200,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
                DISTRICT #05-21 SERIES A (OTHER REVENUE, BANK OF
                NEW YORK LOC) +/- ss                                      4.25       09/02/2031          200,000
      500,000   IRVINE RANCH WATER DISTRICT CA (WATER &
                WASTEWATER AUTHORITY REVENUE, LANDESBANK
                HESSEN-THUERINGEN LOC) +/- ss                             4.02       10/01/2010          500,000
      200,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C
                (PROPERTY TAX REVENUE)                                    6.40       08/01/2016          200,506
    2,000,000   KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY
                TAX REVENUE, MBIA INSURED)                                5.60       08/01/2012        2,116,520
    4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL
                REVENUE)                                                  5.50       09/01/2030        3,613,480
    3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY
                HORSETHIEF CANYON (SPECIAL TAX REVENUE)                   5.63       09/01/2016        3,014,816
    1,000,000   LONG BEACH BOND FINANCE AUTHORITY CA (LEASE
                REVENUE, AMBAC INSURED)                                   6.00       11/01/2008        1,002,410
    1,500,000   LONG BEACH BOND FINANCE AUTHORITY CA (LEASE
                REVENUE, AMBAC INSURED)                                   6.00       11/01/2017        1,620,315
    1,530,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT ELECTION
                2008 SERIES A (OTHER REVENUE, FIRST SECURITY BANK
                LOC)##                                                    4.86       06/01/2017        1,009,265
    6,400,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT ELECTION
                2008 SERIES A (OTHER REVENUE, FIRST SECURITY BANK
                LOC)##                                                    6.08       06/01/2028        1,970,368
    2,900,000   LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION
                ELECTION OF 1998 SERIES B PREREFUNDED (PROPERTY
                TAX REVENUE, MBIA INSURED)##ss                            4.92       08/01/2021        1,554,545
    4,740,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY
                (HOUSING REVENUE, FNMA) +/- ss                            4.90       08/15/2039        4,528,264
    4,000,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER
                AUTHORITY LEASE REVENUE SERIES D AMBAC INSURED
                (LEASE REVENUE LOC) +/- ss                                5.50       08/15/2021        4,000,000
    1,000,000   LOS ANGELES CA SERIES F-2 (OTHER REVENUE) +/- ss          7.05       06/01/2032        1,000,000
    1,000,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION
                AUTHORITY CAPITAL GRANT RECIPIENT GOLDLINE SERIES
                B1 (SALES TAX REVENUE, FGIC INSURED) +/- ss               4.98       10/01/2010        1,000,000
    1,000,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION
                AUTHORITY PROPOSITION A FIRST TIER-SERIES C4
                (SALES TAX REVENUE, XL CAPITAL ASSURANCE COMPANY
                INSURED) +/- ss                                           3.00       07/01/2031        1,000,000
    1,000,000   LOS ANGELES COUNTY PUBLIC WORKS FINANCING
                AUTHORITY MASTER PROJECT SERIES B (LEASE REVENUE,
                FGIC INSURED)                                             5.00       09/01/2018          977,040
    2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL
                APPRECIATION SERIES A (PROPERTY TAX REVENUE, FGIC
                INSURED)##                                                5.39       08/01/2018        1,265,073
      575,000   MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY
                BANK LOC)                                                 6.00       10/01/2012          583,568
      500,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA
                WATERWORKS REVENUE SERIES C2 (WATER REVENUE
                LOC) +/- ss                                               4.00       07/01/2036          500,000
    4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT
                AREA 1 (TAX INCREMENTAL REVENUE, AMBAC INSURED)           5.00       05/01/2021        4,286,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$     350,000   MURRIETA VALLEY UNIFIED SCHOOL DISTRICT PUBLIC
                FINANCING AUTHORITY (OTHER REVENUE, FIRST
                SECURITY BANK LOC)##                                       5.95%     09/01/2022   $      154,749
    1,785,000   MURRIETA VALLEY UNIFIED SCHOOL DISTRICT PUBLIC
                FINANCING AUTHORITY (OTHER REVENUE, FIRST
                SECURITY BANK LOC)##                                       6.16      09/01/2025          639,494
    1,080,000   NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID
                WASTE TRANSFER FACILITY (SOLID WASTE REVENUE)              5.50      02/15/2013        1,064,902
    6,135,000   NORWALK-LA MIRADA UNIFIED SCHOOL DISTRICT CA
                CAPITAL APPRECIATION (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)##                                       6.00      08/01/2029        1,790,009
    1,534,726   OAK GROVE UNION SCHOOL DISTRICT FLEXFUND PROGRAM
                (OTHER REVENUE)                                            4.75      08/01/2027        1,307,986
    1,500,000   ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1
                (SPECIAL TAX REVENUE, MBIA INSURED)                        6.00      08/01/2015        1,611,000
    1,000,000   ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE,
                MBIA INSURED)                                              5.50      07/01/2011        1,006,510
      250,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A
                (LEASE REVENUE) +/- ss                                     4.25      08/01/2029          250,000
   10,000,000   PALM SPRINGS CA (HOSPITAL REVENUE)##                       5.27      04/15/2021        5,208,000
      500,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                  6.40      07/01/2023          473,130
      290,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL
                AIRPORT (AIRPORT REVENUE)                                  6.00      07/01/2018          274,210
    4,000,000   PALO ALTO UNIFIED SCHOOL DISTRICT CAPITAL
                APPRECIATION ELECTION OF 2008 (PROPERTY TAX
                REVENUE)##                                                 5.18      08/01/2021        2,074,760
    1,975,731   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL
                FACILITIES REVENUE)                                        4.80      09/01/2027        1,779,837
    1,425,000   PALOMAR POMERADO HEALTH (PROPERTY TAX REVENUE,
                MBIA INSURED)##                                            5.71      08/01/2020          731,581
    1,525,000   PASADENA CA OLD PASADENA PARKING FACILITIES
                PROJECT (LEASE REVENUE)                                    6.25      01/01/2018        1,692,018
    2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)           5.75      10/01/2031        1,968,476
    1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE,
                MBIA INSURED)                                              5.25      10/01/2020        1,041,083
    5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER
                REVENUE)                                                   6.25      12/01/2032        5,069,680
    2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER
                REVENUE, MBIA INSURED)                                     5.50      05/01/2019        2,101,720
    3,000,000   PITTSBURG REDEVELOPMENT AGENCY LOS MEDANOS
                COMMUNITY SERIES A (TAX INCREMENTAL REVENUE,
                AMBAC INSURED) +/- ss                                     10.00      09/01/2036        3,000,000
    2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL
                REVENUE)                                                   5.85      08/01/2032        2,338,070
    2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE,
                MBIA INSURED)                                              6.55      08/01/2029        2,625,502
    9,105,000   PORT OF OAKLAND (AIRPORT REVENUE, FGIC INSURED)            5.75      11/01/2021        8,521,643
    2,000,000   PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT
                REVENUE, FGIC INSURED)                                     5.50      11/01/2020        1,851,240
    3,600,000   PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT
                REVENUE)                                                   5.13      06/01/2030        3,010,248
    1,000,000   RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY
                EISENHOWER MEDICAL CENTER SERIES B (HOSPITAL
                REVENUE, MBIA INSURED)                                     4.88      07/01/2022          923,790
      875,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX
                REVENUE, AMBAC INSURED)                                    4.63      08/01/2022          781,104
    1,150,000   REDLANDS UNIFIED SCHOOL DISTRICT CA ELECTION OF
                2008 (PROPERTY TAX REVENUE)##                              5.03      07/01/2018          708,412
      420,000   REDLANDS UNIFIED SCHOOL DISTRICT CA ELECTION OF
                2008 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)##                                                     4.86      07/01/2017          275,877
    1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX
                INCREMENTAL REVENUE)                                       5.00      09/01/2021          902,590
      260,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY
                SERIES A (LEASE REVENUE)                                   5.25      05/15/2013          260,213
    8,595,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION
                RIVERSIDE COUNTY HOSPITAL PROJECT (HCFR, MBIA
                INSURED)##                                                 6.12      06/01/2026        2,962,439
    1,250,000   RIVERSIDE COUNTY CA MORTGAGE GNMA-BACKED SECURITY
                SERIES A (HOUSING REVENUE, GNMA)                           7.80      05/01/2021        1,516,488
      710,000   ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION
                ROCKLIN REDEVELOPMENT SERIES A (TAX INCREMENTAL
                REVENUE)                                                   5.50      09/01/2031          639,973
    3,280,000   ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION
                ROCKLIN REDEVELOPMENT SERIES A PREREFUNDED (TAX
                INCREMENTAL REVENUE)ss                                     5.50      09/01/2009        3,433,110
    1,765,000   SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE,
                MBIA INSURED)ss                                            6.25      08/15/2010        1,833,500
      300,000   SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE,
                FGIC INSURED)                                              5.75      11/15/2008          301,038
      740,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)              5.38      12/01/2013          774,329
    1,985,000   SACRAMENTO CA SERIES A (OTHER REVENUE)                     8.25      01/01/2021        2,479,483
    1,085,000   SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION
                (LEASE REVENUE, AMBAC INSURED)                             5.00      10/01/2025        1,011,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$   2,870,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS
                APARTMENTS PROJECT SERIES H (HOUSING REVENUE,
                FNMA INSURED)                                              5.70%     03/01/2034   $    2,604,554
    2,360,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                FINANCING AUTHORITY PREREFUNDED (SEWER
                REVENUE)ss                                                 4.75      12/01/2023        2,360,873
    2,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT
                FINANCING AUTHORITY REGULATION B (OTHER REVENUE,
                FGIC INSURED)+/-                                           2.33      12/01/2035        1,230,000
    3,000,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT
                HOUSING FACILITIES PROJECT (OTHER REVENUE, MBIA
                INSURED)                                                   5.50      06/01/2037        2,906,430
    2,500,000   SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE,
                FIRST SECURITY BANK LOC)##                                 5.75      09/01/2023        1,073,075
    1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B
                (PARKING FACILITIES REVENUE)                               5.30      09/01/2020        1,012,162
    3,200,000   SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT
                PREREFUNDED (LEASE REVENUE)ss                              6.25      09/01/2029        3,346,400
    1,675,000   SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
                (SEWER REVENUE, FGIC INSURED)                              5.00      05/15/2020        1,630,562
    2,500,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION
                SECOND SERIES 27B (AIRPORT REVENUE, FGIC INSURED)          5.00      05/01/2019        2,481,650
    5,460,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR
                AGENCY TOLL ROAD (TOLL ROAD REVENUE)##                     4.91      01/01/2019        3,320,499
    5,055,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR
                AGENCY TOLL ROAD (TOLL ROAD REVENUE)##                     5.48      01/01/2023        2,339,252
    6,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR
                AGENCY TOLL ROAD (TOLL ROAD REVENUE)##                     5.53      01/01/2024        2,611,020
    5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR
                AGENCY TOLL ROAD (TOLL ROAD REVENUE)##                     5.56      01/01/2025        2,050,550
    3,300,000   SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A
                (HOUSING REVENUE)                                          6.20      01/01/2041        2,963,400
    3,315,000   SAN JOSE CA EVERGREEN COMMUNITY COLLEGE DISTRICT
                CAPITAL APPRECIATION SERIES A (PROPERTY TAX
                REVENUE)##                                                 5.68      09/01/2021        1,607,775
    1,205,000   SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY
                BANK LOC)##                                                5.56      01/01/2021          615,406
    1,300,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)##            5.07      01/01/2019          778,050
    5,315,000   SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)          6.25      09/02/2022        5,732,865
    3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY
                COMMUTER SERIES C (LEASE REVENUE)                          5.60      09/01/2019        2,923,440
    3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM
                RIVER APARTMENTS SERIES A (HOUSING REVENUE)                6.50      09/01/2039        2,683,410
    7,500,000   SANTA CLARA COUNTY FINANCING AUTHORITY (OTHER
                REVENUE, AMBAC INSURED)                                    5.75      02/01/2041        7,345,125
      870,000   SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT
                UNION HIGH SCHOOL-SERIES A (OTHER REVENUE, FIRST
                SECURITY BANK LOC)##                                       5.44      08/01/2019          486,530
    1,505,000   SCHOOL FACILITIES FINANCING AUTHORITY GRANT JOINT
                UNION HIGH SCHOOL-SERIES A (OTHER REVENUE, FIRST
                SECURITY BANK LOC)##                                       5.64      08/01/2020          779,349
    1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS
                (LEASE REVENUE, AMBAC INSURED)                             5.25      08/01/2022        1,938,303
    1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT
                PROJECT #1 (TAX INCREMENTAL REVENUE, XLCA INSURED)         5.25      09/01/2019        1,772,042
    1,000,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX
                REVENUE, FGIC INSURED)                                     5.55      11/01/2020        1,060,100
    3,000,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING
                SET ASIDE REVENUE (AIRPORT REVENUE, XLCA INSURED)          5.00      12/01/2036        2,597,970
    1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC
                REVENUE)                                                   6.75      07/01/2011        1,388,872
    1,200,000   STATE OF CALIFORNIA SERIES BH (OTHER REVENUE,
                FIRST SECURITY BANK LOC)                                   5.40      12/01/2016        1,199,436
   13,500,000   STATE OF CALIFORNIA VETERANS SERIES BZ (GO STATE,
                MBIA INSURED)                                              5.35      12/01/2021       12,617,910
    5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST
                ACCRUAL SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)##                                                 4.22      09/01/2013        4,632,400
    2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA
                SPECIAL TAX REVENUE (SPECIAL TAX REVENUE, FIRST
                SECURITY BANK LOC)                                         5.00      09/01/2026        2,471,870
    3,000,000   TULARE CA PFFA PROJECT (PROPERTY TAX REVENUE,
                GUARANTEE AGREEMENT)                                       5.25      04/01/2027        2,837,040
    5,400,000   UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL
                FACILITIES REVENUE, AMBAC INSURED)                         5.38      10/01/2034        5,086,854


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$   1,000,000   VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A
                (HOUSING REVENUE, AMBAC INSURED)                           5.05%     12/01/2026   $      860,260
    2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA
                REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL REVENUE)       5.88      09/01/2037        2,276,150
    1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX
                REVENUE, FGIC INSURED)                                     5.75      08/01/2015        1,144,250
    1,400,000   WEST CONTRA COSTA CA UNIFIED SCHOOL DISTRICT
                ELECTION OF 2005 SERIES B (PROPERTY TAX REVENUE)           6.00      08/01/2025        1,386,714
    1,055,000   WEST CONTRA COSTA CA UNIFIED SCHOOL DISTRICT
                ELECTION OF 2005 SERIES B (PROPERTY TAX REVENUE)           6.00      08/01/2027        1,038,542
    2,000,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A
                (TAX REVENUE, XLCA INSURED)                                5.00      09/01/2034        1,658,820
    1,000,000   WESTERN MUNICIPAL WATER DISTRICTS SERIES A (WATER
                REVENUE, FIRST SECURITY BANK LOC) +/- ss                  10.00      10/01/2032        1,000,000
      400,000   WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT
                SERIES A (HOUSING REVENUE)                                 6.50      08/01/2010          399,960
    2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY
                WINDSOR CIVIC CENTER SERIES A (LEASE REVENUE,
                FIRST SECURITY BANK LOC)                                   5.38      10/01/2018        2,497,578
    1,190,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE,
                GUARANTEE AGREEMENT)##                                     6.15      08/01/2024          455,984
    1,525,000   WISEBURN SCHOOL DISTRICT CA (PROPERTY TAX REVENUE,
                GUARANTEE AGREEMENT)##                                     6.29      08/01/2027          474,946
    1,600,000   YORBA LINDA CA RDA CAPITAL APPRECIATION
                REDEVELOPMENT SERIES A (SPECIAL TAX REVENUE, MBIA
                INSURED)##                                                 5.43      09/01/2019          891,152

                                                                                                     473,130,166
                                                                                                  --------------
PUERTO RICO: 1.22%
    3,800,000   CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED
                PREREFUNDED ss                                             6.00      07/01/2010        3,985,706
    3,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-                2.39      07/01/2029        1,920,000
                                                                                                       5,905,706
                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $497,467,492)                                                    479,035,872
                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $497,467,492)*                                                      99.49%                  $  479,035,872
OTHER ASSETS AND LIABILITIES, NET                                          0.51                        2,435,544
                                                                         ------                   --------------
TOTAL NET ASSETS                                                         100.00%                  $  481,471,416
                                                                         ======                   ==============

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 94.35%

COLORADO: 93.02%
$   1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J
                BRIGHTON PREREFUNDED (PROPERTY TAX REVENUE, MBIA
                INSURED)ss                                                5.50%      12/01/2019   $    1,342,463
      500,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN
                DISTRICT (PROPERTY TAX REVENUE)                           6.38       12/01/2016          480,745
      500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY
                (WATER REVENUE, FIRST SECURITY BANK LOC)                  5.00       12/01/2033          462,905
    2,000,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)         6.00       10/01/2040        1,785,280
    1,000,000   BOULDER CO PREREFUNDED (WATER REVENUE)ss                  5.60       12/01/2017        1,061,890
    1,000,000   BOULDER COUNTY CO UNIVERSITY CORPORATION FOR
                ATMOSPHERIC PROJECT (OTHER REVENUE, MBIA INSURED)         5.50       09/01/2020        1,012,300
      500,000   BROMLEY PARK CO METROPOLITAN DISTRICT #2 SERIES A
                (PROPERTY TAX REVENUE, RADIAN INSURED)                    5.13       12/01/2037          390,140
      365,000   CANON CITY CO FINANCE AUTHORITY (LEASE REVENUE,
                ASSURED GUARANTY)                                         5.00       12/01/2032          335,705
      500,000   CASTLE PINES NORTH METRO DISTRICT COLORADO
                REFUNDED LIMITED TAX SERIES B (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)                         5.00       12/01/2026          478,105
    1,250,000   COLORADO ECFA (OTHER REVENUE)                             5.25       06/01/2021        1,206,188
      755,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT
                PREREFUNDED (PRIVATE SCHOOL REVENUE)ss                    6.25       12/15/2012          795,755
    3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT
                (PRIVATE SCHOOL REVENUE)                                  5.30       02/15/2029        3,578,138
      500,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A
                (OTHER REVENUE)                                           6.25       05/01/2036          420,340
      500,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER
                REVENUE)++                                                6.13       12/15/2035          419,125
    1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT
                (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)            5.00       06/15/2019        1,024,088
    1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT
                (EDUCATIONAL FACILITIES REVENUE, XLCA INSURED)            5.25       06/15/2024        1,100,564
      750,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP
                (EDUCATIONAL FACILITIES REVENUE)                          6.25       07/01/2028          656,175
      500,000   COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE
                PROJECT PREREFUNDED (LEASE REVENUE)ss                     7.00       11/01/2029          524,585
    1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB
                SCHOOL PROJECT PREREFUNDED (PRIVATE SCHOOL
                REVENUE)ss                                                5.75       06/01/2016        1,064,510
      800,000   COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A
                (LEASE REVENUE, MORAL OBLIGATION)                         5.25       06/15/2029          731,976
      100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT
                SERIES A (COLLEGE & UNIVERSITY REVENUE, XLCA
                INSURED)                                                  5.00       04/01/2023           89,956
    1,445,000   COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL
                FACILITIES REVENUE, XLCA INSURED)                         5.00       11/01/2024        1,332,174
    1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT
                PREREFUNDED (LEASE REVENUE)ss                             6.00       12/01/2021        1,630,140
    1,000,000   COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL
                REVENUE)ss                                                7.13       12/15/2030        1,102,680
      600,000   COLORADO ECFA RENAISSANCE SCHOOL PROJECT (LEASE
                REVENUE)                                                  6.75       06/01/2029          528,522
    3,455,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE
                & UNIVERSITY REVENUE, FGIC INSURED)                       5.25       03/01/2026        3,299,214
    1,000,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES
                AUTHORITY CHARTER SCHOOL FLAGSTAFF SERIES A
                (OTHER REVENUE)                                           6.75       08/01/2028          929,390
    2,735,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES
                AUTHORITY STUDENT HOUSING CAMPUS VILLAGE
                APARTMENT (EDUCATIONAL FACILITIES REVENUE)                5.50       06/01/2033        2,450,068
    1,040,000   COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)             5.50       01/01/2023          989,591
    1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH INITIATIVES SERIES A (HFFA REVENUE)                5.00       09/01/2041          863,460
      900,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH SERIES C5 (HEALTHCARE FACILITIES REVENUE,
                FIRST SECURITY BANK LOC)                                  5.00       09/01/2036          817,101
      750,000   COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL
                LUTHERAN PROJECT (HOSPITAL REVENUE)                       5.25       06/01/2031          625,575
    1,000,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL
                PARKVIEW MEDICAL CENTER INCORPORATION (HOSPITAL
                REVENUE)                                                  5.00       09/01/2025          881,020
      205,000   COLORADO HEALTH FACILITIES AUTHORITY INCOME
                PROJECT (HCFR, FIRST SECURITY BANK LOC)ss +/-             8.25       05/15/2024          205,000
      480,000   COLORADO HFA (HOUSING REVENUE)                            4.80       05/01/2030          477,442
    2,590,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)(H)               6.45       04/01/2030        2,618,464

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
COLORADO (continued)
$     265,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                  6.50%      08/01/2031   $      271,940
      540,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                  5.25       05/01/2032          535,372
       90,000   COLORADO HFA SERIES A3 (HOUSING REVENUE)                  6.50       05/01/2016           93,357
      425,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                  6.10       08/01/2023          434,410
      300,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)                  6.55       08/01/2033          311,613
      870,000   COLORADO HFA SERIES B3 (HOUSING REVENUE)+/-               6.70       08/01/2017          905,435
      330,000   COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA
                INSURED)                                                  6.38       08/01/2033          348,157
        5,000   COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF
                AUTHORITY)                                                7.10       06/01/2014            5,162
      320,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                  6.60       08/01/2017          323,210
    1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT
                HOUSING FACILITIES (COLLEGE & UNIVERSITY REVENUE,
                MBIA INSURED)                                             5.00       06/01/2023        1,269,457
    2,000,000   COLORADO PARKVIEW MEDICAL CENTER PROJECT
                (HCFR)ss                                                  6.50       09/01/2020        2,182,840
    1,250,000   COLORADO SISTERS CHARITY HEALTHCARE SERIES A
                (HCFR, AMBAC INSURED)                                     6.25       05/15/2011        1,353,938
      100,000   COLORADO SPRINGS COLLEGE PROJECT CO COLLEGE
                PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN
                CHASE BANK LOC)ss +/-                                     6.25       06/01/2029          100,000
    1,000,000   COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)          5.00       11/01/2030          925,640
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT
                AUTHORITY CLEAN WATER SERIES A (WATER REVENUE)            4.50       09/01/2024          915,660
       30,000   COLORADO WATER RESERVE POWER DEVELOPMENT
                AUTHORITY CLEAN WATER SERIES B (OTHER REVENUE)            5.00       09/01/2019           30,031
       55,000   COLORADO WATER RESERVE POWER DEVELOPMENT
                AUTHORITY CLEAN WATER UNREFUNDED SERIES A (WATER
                REVENUE)                                                  5.13       09/01/2018           55,062
    1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT
                AUTHORITY SERIES A (WATER REVENUE)                        4.88       09/01/2017        1,825,258
    1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT
                AUTHORITY SERIES A (WATER REVENUE)                        5.00       09/01/2019        1,002,540
    1,000,000   DENVER CITY & COUNTY CO HELEN G. BONFILS
                FOUNDATION PROJECT SERIES B (RECREATIONAL
                FACILITIES REVENUE)                                       5.13       12/01/2017        1,001,310
    1,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT
                REVENUE, AMBAC INSURED)                                   6.00       11/15/2012        1,022,240
    1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT
                REVENUE, XLCA INSURED)                                    5.00       11/15/2022        1,160,075
    1,500,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA
                INSURED)                                                  5.00       12/01/2030        1,181,460
    1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING
                REVENUE, FHA INSURED)                                     5.35       08/01/2018        1,436,193
    1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS &
                ELBERT COUNTIES (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                  5.75       12/15/2022        1,033,060
      285,000   DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS &
                ELBERT COUNTIES SERIES B (PROPERTY TAX REVENUE,
                STATE AID WITHHOLDING)##                                  3.91       12/15/2014          224,127
    6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL
                APPRECIATION SERIES A (OTHER REVENUE, MBIA
                INSURED)##                                                6.82       09/01/2034        1,054,980
    2,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL
                APPRECIATION SERIES B (OTHER REVENUE, MBIA
                INSURED)##                                                6.07       09/01/2020        1,226,175
      500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D1 (TOLL
                ROAD REVENUE, MBIA INSURED)                               5.50       09/01/2024          466,795
    2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO
                SPRINGS (PROPERTY TAX REVENUE, STATE AID
                WITHHOLDING)                                              7.10       12/01/2017        2,955,875
    1,000,000   FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC
                INSURED)                                                  5.38       06/01/2025          971,000
    1,200,000   GARFIELD COUNTY CO BUILDING CORPORATION
                PREREFUNDED (LEASE REVENUE, AMBAC INSURED)ss              5.75       12/01/2019        1,258,464
    1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT RE002
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.25       12/01/2021        1,410,596
    1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)             5.00       12/01/2025          923,900
    1,165,000   GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY
                TAX REVENUE, AMBAC INSURED)                               5.75       12/01/2019        1,192,948
      525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO
                PREREFUNDED (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                 6.50       06/15/2011          573,027
      475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO
                UNREFUNDED (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                 6.50       06/15/2011          517,289
      500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE
                & DOUGLAS COUNTIES SERIES A (PROPERTY TAX
                REVENUE, RADIAN INSURED)                                  4.60       12/01/2019          449,535
    2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT #R001
                (PROPERTY TAX REVENUE, MBIA INSURED)                      6.50       12/15/2011        2,196,720
      500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER
                PROJECT (HCFR)                                            6.00       04/01/2019          497,310
    1,000,000   LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY
                TAX REVENUE)                                              5.25       12/01/2017          948,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

COLORADO TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
COLORADO (continued)
$   1,000,000   MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN
                MIGUEL CITY SERIES B (PROPERTY TAX REVENUE, XLCA
                INSURED)                                                  4.75%      12/01/2031   $      842,340
    1,250,000   NORTH RANGE METROPOLITAN DISTRICT #1 CO (PROPERTY
                TAX REVENUE, ACA INSURED)                                 5.00       12/15/2024          998,450
      375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES
                TAX REVENUE)                                              5.00       12/01/2017          350,321
      360,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES
                TAX REVENUE)                                              5.35       12/01/2031          305,046
    1,190,000   PINERY WEST METROPOLITAN DISTRICT #2 COLORADO
                (PROPERTY TAX REVENUE, RADIAN INSURED)                    5.00       12/01/2027          953,737
    1,000,000   REGIONAL TRANSPORTATION DISTRICT COLORADO
                (TRANSPORTATION REVENUE)                                  5.00       12/01/2022          951,160
    1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.00       12/01/2031          936,120
      600,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT
                PROJECT (OTHER REVENUE)                                   7.38       09/01/2010          642,660
    1,000,000   SUPERIOR METROPOLITAN DISTRICT #1 COLORADO
                SPECIAL REVENUE (WATER & WASTEWATER AUTHORITY
                REVENUE, AMBAC INSURED)                                   5.00       12/01/2028          861,820
    1,730,000   UNIVERSITY OF NORTHERN COLORADO AUXILIARY
                FACILITIES SYSTEM (COLLEGE & UNIVERSITY REVENUE,
                AMBAC INSURED)                                            5.50       06/01/2019        1,755,120
    2,030,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A
                (PROPERTY TAX REVENUE, RADIAN INSURED)                    5.00       12/01/2036        1,559,668

                                                                                                      84,457,797
                                                                                                  --------------
PUERTO RICO: 1.33%
    1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES L (TOLL ROAD REVENUE, MBIA INSURED)                5.25       07/01/2023        1,209,944
                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $90,438,759)                                                      85,667,741
                                                                                                  --------------

   SHARES
-------------
SHORT-TERM INVESTMENTS: 4.88%
    4,430,944   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                   TRUST~+++                                                                           4,430,944
                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,430,944)                                                         4,430,944
                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $94,869,703)*                                                      99.23%                   $   90,098,685
OTHER ASSETS AND LIABILITIES, NET                                         0.77                           701,223
                                                                        ------                    --------------
TOTAL NET ASSETS                                                        100.00%                   $   90,799,908
                                                                        ------                    --------------
SCHEDULE OF TBA SALE COMMITMENTS: (1.43%)
  (1,295,000)   COLORADO HFA SERIES 120 (HOUSING REVENUE, JPMORGAN
                   CHASE BANK LOC)ss                                                                  (1,295,000)
TOTAL SCHEDULE OF TBA SALE COMMITMENTS (COST $(1,295,000))                                            (1,295,000)
                                                                                                  --------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(H) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE PORTFOLIO ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,430,944.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 96.62%

GUAM: 0.15%
$     300,000   GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)           5.25%      11/15/2037   $      242,307
                                                                                                  --------------
MICHIGAN: 0.80%
    1,550,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                       5.50       10/01/2027        1,312,013
                                                                                                  --------------
MINNESOTA: 92.89%
      500,000   ANOKA COUNTY MN CAPITAL IMPORT SERIES A (PROPERTY
                TAX REVENUE)                                              5.00       02/01/2024          488,970
    2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11
                SERIES A (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                 5.00       02/01/2018        2,936,381
      635,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE
                PROJECT SERIES A (HOUSING REVENUE)                        7.15       01/01/2020          641,845
    1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE
                PROJECT SERIES A (HOUSING REVENUE)                        7.25       01/01/2032        1,508,370
    1,350,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)            8.50       03/01/2019        1,517,184
    1,000,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)            8.50       09/01/2019        1,123,840
    3,000,000   BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271
                SERIES B (PROPERTY TAX REVENUE, SCHOOL DISTRICT
                CREDIT PROGRAM INSURED)                                   5.00       02/01/2016        3,081,300
      785,000   BROOKLYN PARK EDFA MN SERIES A (ECONOMIC
                DEVELOPMENT REVENUE)                                      4.50       02/01/2009          787,355
      185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO
                WILD MARSH GOLF COURSE (LEASE REVENUE)                    4.38       05/01/2024          155,158
      945,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC
                REVENUE) ss                                               5.63       10/01/2014          996,077
      995,000   CHASKA MN SERIES A PREREFUNDED (ELECTRIC
                REVENUE) ss                                               5.70       10/01/2015        1,050,223
    1,735,000   CITY OF MAPLE GROVE MN MAPLE GROVE HOSPITAL
                CORPORATION (HOSPITAL REVENUE, GUARANTEE
                AGREEMENT)                                                5.25       05/01/2024        1,592,817
    1,115,000   CITY OF MINNEAPOLIS MN SERIES 2A (OTHER REVENUE)          5.00       06/01/2028          919,942
    1,000,000   CITY OF ST CLOUD CENTRACARE HEALTH SYSTEM
                (HEALTHCARE FACILITIES REVENUE, ASSURED
                GUARANTY) ss +/-                                          8.10       05/01/2042        1,000,000
    1,500,000   COUNTY OF DOUGLAS MN DOUGLAS COUNTY HOSPITAL
                PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE)          6.25       07/01/2038        1,377,270
      515,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL
                REVENUE)                                                  4.50       06/01/2011          500,848
      470,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL
                REVENUE)                                                  4.75       06/01/2013          449,381
      936,646   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY
                (SFMR, GNMA INSURED)                                      5.30       12/01/2039          840,209
    1,000,000   DULUTH MN DULUTH ENTERTAINMENT CONVENTION CENTER
                IMPROVEMENTS' SERIES A (PROPERTY TAX REVENUE)             5.00       02/01/2034          939,810
      290,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER
                PROJECT (HCFR)                                            5.50       11/01/2017          267,882
      385,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER
                PROJECT (HCFR)                                            5.70       11/01/2022          339,970
      750,000   DULUTH MN HOUSING & RDA BENEDICTINE HEALTH CENTER
                PROJECT (HCFR)                                            5.88       11/01/2033          641,865
      155,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC
                REVENUE) ss                                               5.90       02/01/2015          161,112
      255,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC
                REVENUE) ss                                               6.00       02/01/2018          265,389
      300,000   EAST GRAND FORKS MN PREREFUNDED (ELECTRIC
                REVENUE) ss                                               6.10       02/01/2021          312,612
    1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728
                SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)             5.00       02/01/2018        1,039,640
      800,000   FALCON HEIGHTS MN SERIES A (LEASE REVENUE)                6.00       11/01/2027          683,504
      580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION
                HEALTHCARE (HCFR)                                         5.10       09/01/2014          587,905
      605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION
                HEALTHCARE (HCFR)                                         5.20       09/01/2015          610,324
      560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION
                HEALTHCARE (HCFR)                                         5.30       09/01/2016          562,783
      700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES
                PROJECT PREREFUNDED (LEASE REVENUE) ss                    7.20       04/01/2016          774,655
      600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES
                PROJECT PREREFUNDED (LEASE REVENUE) ss                    7.40       04/01/2021          666,762
      585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES
                PROJECT PREREFUNDED (LEASE REVENUE) ss                    7.50       04/01/2031          651,491
    2,430,000   HENNEPIN COUNTY MN SECOND LIEN BALLPARK PROJECT
                SERIES B (SALES TAX REVENUE)                              5.00       12/15/2024        2,374,426
    1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED
                (HCFR, FIRST SECURITY BANK LOC) ss                        5.50       11/01/2013        1,128,266
    2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.00       02/01/2017        2,829,811
      160,000   LAKEVILLE MN (OTHER REVENUE)                              5.00       02/01/2013          159,067
      180,000   LAKEVILLE MN (OTHER REVENUE)                              5.00       02/01/2016          173,353

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MINNESOTA (continued)
$     800,000   MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT
                (HOSPITAL REVENUE)                                        5.63%      11/01/2022   $      730,008
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH
                PARTNERS OBLIGATION GROUP PROJECT (HCFR)                  5.25       12/01/2016          485,520
      500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH
                PARTNERS OBLIGATION GROUP PROJECT (HCFR)                  5.63       12/01/2022          464,200
      600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH
                PARTNERS OBLIGATION GROUP PROJECT (HCFR)                  5.88       12/01/2029          548,466
      320,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SERIES A (AIRPORT REVENUE, MBIA
                INSURED)                                                  5.25       01/01/2017          327,184
    2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SERIES B (AIRPORT REVENUE, AMBAC
                INSURED)                                                  5.00       01/01/2020        1,834,800
    2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SERIES C (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.00       01/01/2022        1,849,780
    1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SUB SERIES B (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.00       01/01/2018          986,100
    1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SUB SERIES D (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.75       01/01/2012        1,017,840
    3,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SUBSERIES C PREREFUNDED (AIRPORT
                REVENUE, FGIC INSURED) ss                                 5.25       01/01/2021        3,831,398
    1,000,000   MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
                (HCFR) ss                                                 6.00       11/15/2023        1,101,670
    1,500,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
                SERVICES SERIES B (HCFR, AMBAC INSURED) ss +/-           10.00       11/15/2029        1,500,000
      530,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD
                SERIES 1A (OTHER REVENUE)                                 4.75       12/01/2015          525,336
      555,000   MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD
                SERIES 1A (OTHER REVENUE)                                 4.80       12/01/2016          545,915
      500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX
                INCREMENTAL REVENUE)                                      5.65       02/01/2027          428,985
        5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL &
                REHABILITATION                                           10.00       06/01/2013            5,821
    2,000,000   MINNEAPOLIS ST. PAUL HOUSING FINANCE BOARD MN
                MORTGAGE-BACKED CITY LIVING A2 (HOUSING REVENUE,
                GNMA)                                                     5.52       03/01/2041        1,831,580
    1,000,000   MINNEAPOLIS ST. PAUL METROPOLITAN AIRPORTS
                COMMISSION SERIES A (AIRPORT REVENUE, AMBAC
                INSURED)                                                  5.00       01/01/2018        1,018,200
    4,030,000   MINNESOTA AGRICULTURAL & ECONOMIC BOARD SERIES E
                (ECONOMIC DEVELOPMENT REVENUE, ASSURED GUARANTY)          5.00       02/15/2037        3,666,776
    1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT
                BOARD EVANGELICAL LUTHERAN PROJECT (HCFR)                 6.00       02/01/2022        1,214,259
    2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT
                BOARD HEALTH CARE SYSTEM SERIES A (HCFR)                  5.88       11/15/2010        2,118,980
    1,935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT
                BOARD HEALTH CARE SYSTEM SERIES A PREREFUNDED
                (ECONOMIC DEVELOPMENT REVENUE) ss                         6.38       11/15/2022        2,099,320
    1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT
                BOARD HEALTH CARE SYSTEM UNREFUNDED SERIES A
                (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)              5.50       11/15/2017        1,118,586
    1,515,000   MINNESOTA HFA RESIDENTIAL HOUSING FINANCE SERIES
                B (HOUSING REVENUE)                                       5.00       07/01/2034        1,484,867
      670,000   MINNESOTA HOUSING FINANCE AGENCY SERIES B
                (HOUSING REVENUE, MBIA INSURED)                           4.75       07/01/2025          665,826
    1,000,000   MINNESOTA IRON RANGE RESOURCE & REHABILITATION
                GIANTS RIDGE RECREATION AREA (RECREATIONAL
                FACILITIES REVENUE)                                       7.25       11/01/2016        1,034,590
    1,000,000   MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE,
                GO OF AGENCY)                                             4.75       07/01/2026          825,420
      635,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES
                AUTHORITY STATE BENEDICT COLLEGE SERIES V
                (COLLEGE AND UNIVERSITY REVENUE)                          5.00       03/01/2018          630,034
    2,000,000   MINNESOTA STATE HOUSING FINANCE AGENCY
                RESIDENTIAL HOUSING FINANCE SERIES Q (HOUSING
                REVENUE, GO OF AGENCY)                                    5.25       07/01/2033        1,724,840
    1,100,000   MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC
                REVENUE)                                                  5.00       10/01/2037          963,270
      725,000   MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA
                INSURED)                                                  5.35       07/01/2017          745,046
      690,000   MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC
                INSURED)                                                  5.80       07/01/2021          697,473
        5,000   MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF
                AGENCY)                                                   5.90       07/01/2025            5,108
      895,000   MINNESOTA STATE ST. MARY'S UNIVERSITY SERIES 5E
                (COLLEGE & UNIVERSITY REVENUE)                            6.75       03/01/2019          904,917
      505,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL
                DISTRICT SERIES A (HCFR)                                  5.20       12/01/2009          502,187
      725,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL
                DISTRICT SERIES A (HCFR)                                  5.40       12/01/2011          718,424

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MINNESOTA (continued)
$     500,000   MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL
                DISTRICT SERIES A (HOUSING REVENUE)                       5.30%      12/01/2010   $      496,350
      685,000   MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                7.10       08/01/2011          734,532
    2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621
                SERIES A (PROPERTY TAX REVENUE, SCHOOL DISTRICT
                CREDIT PROGRAM INSURED)                                   5.38       02/01/2019        2,137,940
      560,000   MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES
                COOP PROJECT SERIES A (LEASE REVENUE)                     6.25       10/01/2019          546,969
    2,000,000   NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC
                REVENUE, FIRST SECURITY BANK LOC)                         5.40       01/01/2015        2,049,300
    1,500,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A
                (ELECTRIC REVENUE, GUARANTEE AGREEMENT)                   5.00       01/01/2021        1,471,620
      360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B
                (LEASE REVENUE)                                           5.90       02/01/2018          362,549
      455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B
                (LEASE REVENUE)                                           6.00       02/01/2022          449,212
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE
                REVENUE)                                                  6.00       05/01/2026          428,660
      500,000   PINE CITY MN LEASE REVENUE SERIES A (LEASE
                REVENUE)                                                  6.25       05/01/2035          419,415
    1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT
                REVENUE (LEASE REVENUE)                                   5.00       02/01/2028        1,332,427
    1,890,000   RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A
                (PROPERTY TAX REVENUE)                                    5.00       02/01/2017        1,933,451
      300,000   ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY
                HOUSING PROJECT SERIES A PREREFUNDED (HOUSING
                REVENUE) ss                                               6.63       01/01/2019          313,824
    2,805,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.00       02/01/2019        2,834,845
    1,195,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                PROGRAM INSURED)                                          5.60       02/01/2018        1,206,938
    2,900,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                PROGRAM INSURED)                                          5.63       02/01/2020        2,929,232
    2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER
                SERIES I (HCFR)                                           5.90       11/15/2010        2,093,620
    1,000,000   ROCHESTER MN SERIES C (ELECTRIC REVENUE)                  5.00       12/01/2030          929,060
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196
                SERIES A (PROPERTY TAX REVENUE, SCHOOL DISTRICT
                CREDIT PROGRAM INSURED)##                                 2.75       04/01/2009        1,972,720
    2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196
                SERIES A (PROPERTY TAX REVENUE, SCHOOL DISTRICT
                CREDIT PROGRAM INSURED)##                                 3.30       04/01/2011        1,842,700
      950,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER
                (HCFR)                                                    5.25       09/01/2034          787,655
      710,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT
                (LEASE REVENUE, ASSURED GUARANTY)                         4.70       09/01/2019          632,447
      500,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT
                (LEASE REVENUE, ASSURED GUARANTY)                         5.13       09/01/2029          429,600
    5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A
                (ELECTRIC REVENUE, MBIA INSURED)##                        5.20       01/01/2020        2,806,050
    1,500,000   ST PAUL MN HOUSING & RDA COMMUNITY PEACE ACADEMY
                PROJECT SERIES A (LEASE REVENUE)                          5.00       12/01/2036        1,135,950
    1,335,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP
                SERIES A (HCFR, FIRST SECURITY BANK LOC)                  5.75       05/01/2010        1,391,778
    1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP
                SERIES A (HCFR, FIRST SECURITY BANK LOC)                  5.38       05/01/2011        1,822,503
    4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP
                SERIES A (HCFR, FIRST SECURITY BANK LOC)                  5.75       05/01/2026        4,910,783
    2,025,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT
                #283 (PROPERTY TAX REVENUE, SCHOOL DISTRICT
                CREDIT PROGRAM INSURED)                                   5.45       02/01/2013        2,044,238
    1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.00       02/01/2018        1,093,292
    2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           5.00       02/01/2019        2,082,460
    2,000,000   ST. PAUL MN HOUSING & RDA (HOUSING REVENUE)               5.00       10/01/2024        1,842,460
    2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE
                ACADEMY PROJECT A PREREFUNDED (TAX REVENUE) ss            7.88       12/01/2030        2,245,240
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S
                SPECIALTY (HOUSING REVENUE)                               5.00       02/01/2012          219,593

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MINNESOTA (continued)
$     200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S
                SPECIALTY (HOUSING REVENUE)                               5.00%      02/01/2013   $      193,408
      225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S
                SPECIALTY (HOUSING REVENUE)                               5.00       02/01/2014          215,431
      200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDREN'S
                SPECIALTY (HOUSING REVENUE)                               5.00       02/01/2015          188,564
      360,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A
                (HOUSING REVENUE)                                         5.05       11/01/2017          324,857
      485,000   ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A
                (HOUSING REVENUE)                                         5.20       11/01/2022          401,716
    1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL
                PROJECT (HCFR)                                            5.25       05/15/2018        1,622,361
    3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL
                PROJECT (HCFR)                                            5.30       05/15/2028        2,603,760
      650,000   ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)        5.75       09/01/2026          548,984
       95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT
                PREDEFINED (HCFR)                                         6.63       06/01/2020          100,173
       10,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT
                UNREFUNDED (HCFR)                                         6.63       06/01/2020           10,159
    1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED
                HOSPITAL DISTRICT HEALTH CARE FACILITY LAKEWOOD
                (PROPERTY TAX REVENUE)                                    5.13       12/01/2024          937,690
      750,000   TOWNSHIP OF BAYTOWN MN ST CROIX PREPARATORY
                ACADEMY SERIES A (LEASE REVENUE)                          7.00       08/01/2038          688,868
    1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE &
                UNIVERSITY REVENUE, GO OF UNIVERSITY)                     5.75       07/01/2011        1,070,990
    2,795,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE &
                UNIVERSITY REVENUE, GO OF UNIVERSITY)                     5.75       07/01/2017        3,107,202
    7,310,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE &
                UNIVERSITY REVENUE, GO OF UNIVERSITY)                     5.50       07/01/2021        7,767,167
    2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY
                (LEASE REVENUE)                                           5.25       10/01/2025        1,801,815
       25,000   WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND
                SERIES A (HOUSING REVENUE, GNMA INSURED)                  5.55       08/20/2028           24,556
      280,000   WESTERN MN  MUNICIPAL POWER AGENCY (ELECTRIC
                PLANT REVENUE, MBIA INSURED)                              9.75       01/01/2016          368,396
    2,420,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A
                (ELECTRIC REVENUE)                                        6.38       01/01/2016        2,636,905
      200,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)            4.35       07/01/2009          200,858
      330,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)            4.40       07/01/2010          332,307

                                                                                                     151,366,103
                                                                                                  --------------
PUERTO RICO: 1.46%
    1,000,000    COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY
                 TAX REVENUE)                                             5.00       07/01/2018          960,370
       25,000    PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II
                 PREREFUNDED ss                                           5.25       07/01/2022           27,103
    1,400,000    PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                 FACILITIES SERIES M2 (LEASE REVENUE) ss                  5.75       07/01/2034        1,387,534

                                                                                                       2,375,007
                                                                                                  --------------
VIRGIN ISLANDS: 0.46%
      750,000   VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A             5.00       10/01/2014          748,080
                                                                                                  --------------
WISCONSIN: 0.86%
    1,390,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED (OTHER REVENUE)                  6.13       06/01/2027        1,396,769
                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $159,563,247)                                                    157,440,279
                                                                                                  --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 1.35%
    2,199,480   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE MONEY MARKET TRUST~+++                        2,199,480
                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,199,480)                                                         2,199,480
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MINNESOTA TAX-FREE FUND

TOTAL INVESTMENTS IN SECURITIES
   (COST $161,762,727)*                                                  97.97%                   $  159,639,759
OTHER ASSETS AND LIABILITIES, NET                                         2.03                         3,309,118
                                                                        ------                    --------------
TOTAL NET ASSETS                                                        100.00%                   $  162,948,877
                                                                        ======                    ==============

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $2,199,480.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolios' investments in securities:

                                                                           Total Fair Value as of
Municipal Income Funds                  Level 1      Level 2     Level 3          09/30/08
-------------------------------------   -------   ------------   -------   ----------------------
California Limited-Term Tax-Free Fund   $628,893  $ 92,043,170      $0         $  92,672,063
California Tax-Free Fund                   0       479,035,872       0           479,035,872
Colorado Tax-Free Fund                 4,430,944    85,667,741       0            90,098,685
Minnesota Tax-Free Fund                    0       159,639,759       0           159,639,759

INVERSE FLOATING RATE OBLIGATIONS

     The Fund participates in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and13 accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date.

At September 30, 2008, the Floating Rate Notes outstanding were as follows:

                                                                                        Collateral for
                      Underlying Municipal      Floating Rate     Range of Interest     Floating Rate
Fund                     Bond Security        Notes Outstanding         Rates         Notes Outstanding
-----------------   -----------------------   -----------------   -----------------   -----------------
Colorado Tax-Free   Colorado HFA Series A2,
Fund                   6.45%, 04/01/2030          $1,295,000        1.34% - 8.14%         $2,618,464

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

     Certain previously reported amounts have been corrected by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These corrections have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

     Financial Highlights amounts have been corrected to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These corrections are not considered material to previously issued financial statements.

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 99.03%

ALABAMA: 2.03%
$   1,550,000   EAST ALABAMA HEALTH CARE AUTHORITY SERIES B
                (HOSPITAL REVENUE)                                        4.75%      09/01/2013   $    1,514,939
    2,500,000   EAST ALABAMA HEALTH CARE AUTHORITY SERIES B
                (HOSPITAL REVENUE) ss +/-                                 5.00       09/01/2033        2,452,225
    1,000,000   JEFFERSON COUNTY AL SCHOOL WARRANTS (LEASE
                REVENUE, FIRST SECURITY BANK LOC)                         5.20       02/15/2012          944,060
    3,480,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE,
                FIRST SECURITY BANK LOC)                                  5.25       02/01/2016        3,176,440
    3,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA
                POWER COMPANY BARRY SERIES C (POWER
                REVENUE) ss +/-                                           5.00       06/01/2034        3,016,410

                                                                                                      11,104,074
                                                                                                  --------------
ALASKA: 0.28%
      350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH
                SERIES (ELECTRIC REVENUE LOC)                             6.00       07/01/2015          385,602
    1,165,000   MATANUSKA-SUSITNA BORO AK ANIMAL CARE FACILITIES
                LEASE (OTHER REVENUE)                                     4.80       03/01/2018        1,080,188
       55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK
                TOBACCO SETTLEMENT REVENUE ASSET-BACKED                   4.80       06/01/2011           57,553

                                                                                                       1,523,343
                                                                                                  --------------
ARIZONA: 5.10%
      500,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH
                SERIES D (HOSPITAL REVENUE)                               5.13       01/01/2029          435,310
      250,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES A PREREFUNDED
                (HOSPITAL REVENUE) ss                                     5.25       02/15/2013          262,865
    4,875,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES B (HOSPITAL
                REVENUE) ss +/-                                           8.81       02/01/2042        4,376,531
    1,200,000   ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM
                SERIES B (HOUSING REVENUE, FHLMC)                         5.15       12/01/2035        1,159,716
      215,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           5.10       07/15/2013          210,554
      230,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           5.20       07/15/2014          223,581
      125,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           5.25       07/15/2015          119,754
      200,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           5.38       07/15/2016          190,380
      200,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           5.45       07/15/2017          187,610
    1,000,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           5.90       07/15/2022          907,680
    1,100,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY
                CORPORATION SUB LIEN (WATER REVENUE)                      4.75       10/01/2032        1,044,637
    3,600,000   GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY
                CORPORATION (SEWER REVENUE)                               4.90       04/01/2019        3,331,764
    3,000,000   GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR
                IMPROVEMENT DISTRICT (SPECIAL TAX REVENUE, AMBAC
                INSURED)                                                  5.25       01/01/2020        3,011,700
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                                6.63       05/01/2014          380,668
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                                6.63       06/01/2014          378,602
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                                6.63       07/01/2014          376,547
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                                6.63       08/01/2014          374,503
      548,000   MOHAVE COUNTY AZ IIDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                                6.63       09/01/2014          372,470
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                                6.31       10/01/2014          370,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
ARIZONA (continued)
$     915,000   PINAL COUNTY AZ ELECTRIC DISTRICT NO 4 (ELECTRIC
                REVENUE)                                                  4.75%      12/01/2015   $      864,510
      250,000   PINAL COUNTY AZ ELECTRIC DISTRICT NO 4 (ELECTRIC
                REVENUE)                                                  5.25       12/01/2018          233,153
    5,000,000   SCOTTSDALE AZ IDA SCOTTSDALE HEALTHCARE-SERIES A
                (HOSPITAL REVENUE)                                        5.00       09/01/2018        4,791,050
      245,000   SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY
                FACILITIES DISTRICT AZ (PROPERTY TAX REVENUE)++           5.35       07/15/2017          229,761
      250,000   SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY
                FACILITIES DISTRICT AZ (PROPERTY TAX REVENUE)++           5.75       07/15/2022          224,653
    3,360,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER
                & WASTEWATER AUTHORITY REVENUE)                           4.70       04/01/2022        2,860,670
      625,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1
                (OTHER REVENUE)                                           4.85       07/15/2014          595,619
      325,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1
                (OTHER REVENUE)                                           6.00       07/15/2013          329,414

                                                                                                      27,844,150
                                                                                                  --------------
ARKANSAS: 0.34%
    1,880,000   ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX
                REVENUE, XCLA INSURED)                                    4.25       03/01/2031        1,845,182
                                                                                                  --------------
CALIFORNIA: 6.30%
    5,590,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB
                LIEN SERIES A (TRANSPORTATION REVENUE)##                  5.55       10/01/2018        3,234,486
    4,815,000   ALHAMBRA CA POLICE FACILITIES (LEASE REVENUE,
                AMBAC INSURED)                                            6.75       09/01/2023        5,207,326
    8,500,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE
                SERIES-B (HEALTHCARE FACILITIES REVENUE) ss +/-     2.65       04/01/2036        4,845,000
    5,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY KAISER PERMANENTE SERIES B (HOSPITAL
                REVENUE) ss +/-                                           3.90       08/01/2031        4,904,250
    1,800,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY
                REDEVELOPMENT PROJECT #2 (OTHER REVENUE)                  4.45       10/01/2011        1,793,898
    1,900,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR
                AGENCY (TOLL ROAD REVENUE)                                5.25       07/15/2010        1,852,044
    2,800,000   MURRIETA VALLEY UNIFIED SCHOOL DISTRICT PUBLIC
                FINANCING AUTHORITY (EDUCATIONAL FACILITIES
                REVENUE, FIRST SECURITY BANK LOC)##                       6.33       09/01/2031          671,188
    2,000,000   MURRIETA VALLEY UNIFIED SCHOOL DISTRICT PUBLIC
                FINANCING AUTHORITY (OTHER REVENUE, FIRST
                SECURITY BANK LOC)##                                      6.16       09/01/2025          716,520
    1,315,000   NEVADA CA (LEASE REVENUE, MBIA INSURED)                   5.25       10/01/2019        1,313,369
    1,000,000   NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE)+/-           2.47       07/01/2017          690,000
    5,500,000   NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)+/-       1.76       07/01/2019        3,575,000
      800,000   RANCHO MIRAGE CA JOINT POWERS FINANCING AUTHORITY
                EISENHOWER MEDICAL CENTER SERIES B (HOSPITAL
                REVENUE, MBIA INSURED)                                    4.88       07/01/2022          739,032
    1,520,000   ROSEVILLE CA FINANCE AUTHORITY SR LIEN SERIES A
                (SPECIAL TAX REVENUE, AMBAC INSURED)                      5.00       09/01/2018        1,501,243
    2,750,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT
                ELECTION 2004 CAPITAL APPRECIATION SERIES B
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)##         4.97       08/01/2018        1,696,448
      325,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE
                ENTERPRISE (OTHER REVENUE)++                              4.50       03/01/2011          321,256
    1,255,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY (AIRPORT
                REVENUE)                                                  5.25       12/01/2017        1,197,923
      100,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                6.75       07/01/2013          113,500

                                                                                                      34,372,483
                                                                                                  --------------
COLORADO: 1.75%
    1,500,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2
                (OTHER REVENUE, MBIA INSURED) ss +/-                      5.00       09/01/2039        1,509,720
    1,370,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY
                PROJECT (OTHER REVENUE)                                   5.50       10/01/2017        1,270,675
    7,475,000   DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B
                (HEALTHCARE FACILITIES REVENUE)+/-                        2.98       12/01/2033        4,559,750
    1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2
                (OTHER REVENUE, MBIA INSURED) ss +/-                      5.00       09/01/2039          991,370
    1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D2
                (OTHER REVENUE, MBIA INSURED) ss +/-                      5.00       09/01/2039        1,001,690

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
COLORADO (continued)
$     250,000   NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX
                REVENUE, ACA INSURED)                                     5.00%      12/15/2015   $      234,545

                                                                                                       9,567,750
                                                                                                  --------------
CONNECTICUT: 0.56%
    3,000,000   CONNECTICUT STATE 2ND LIEN TRANSPORTATION
                INFRASTRUCTURE SERIES 1 (OTHER REVENUE)                   4.25       02/01/2015        3,074,070
                                                                                                  --------------
DISTRICT OF COLUMBIA: 0.14%
      450,000   DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF
                AMERICA (OTHER REVENUE, MBIA INSURED)                     5.00       10/01/2017          464,369
      300,000   DISTRICT OF COLUMBIA MEDLANTIC HELIX SERIES B
                (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)               5.00       08/15/2014          309,888

                                                                                                         774,257
                                                                                                  --------------
FLORIDA: 8.08%
    1,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT
                DISTRICT FL (OTHER REVENUE)                               4.80       11/01/2012        1,040,486
    1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY
                CATHOLIC HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)        5.50       08/15/2014        1,544,025
    1,165,000   CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION
                SERIES A PREREFUNDED (OTHER REVENUE LOC) ss ++            8.95       10/01/2033        1,415,661
    1,525,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL
                SERIES B (OTHER REVENUE)                                  5.13       05/01/2016        1,318,225
      515,000   FLORIDA STATE JACKSONVILLE TRANSPORTATION
                AUTHORITY (TAX REVENUE)                                   9.20       01/01/2015          621,523
    1,650,000   GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)              5.00       12/01/2020        1,570,916
      835,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT
                SERIES B (OTHER REVENUE LOC)                              4.75       12/01/2015          843,701
      500,000   GULF BREEZE FL REVENUE PUTTABLE (GO STATES,
                TERRITORIES LOC, FGIC INSURED) ss                         5.50       12/01/2015          515,070
    1,450,000   HALIFAX HOSPITAL MEDICAL CENTER SERIES B1 (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, FIRST
                SECURITY BANK LOC)                                        5.50       06/01/2038        1,309,292
    1,700,000   HALIFAX HOSPITAL MEDICAL CENTER SERIES B2 (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, FIRST
                SECURITY BANK LOC)                                        5.38       06/01/2031        1,524,611
    4,930,000   HILLSBOROUGH COUNTY FL IDA (OTHER REVENUE, AMBAC
                INSURED) ss +/-                                           5.00       12/01/2034        4,980,976
      860,000   HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES
                UNIVERSITY COMMUNITY HOSPITAL SERIES A
                (HEALTHCARE FACILITIES REVENUE)                           5.63       08/15/2029          730,338
    4,755,000   HILLSBOROUGH COUNTY SCHOOL BOARD (LEASE REVENUE,
                MBIA INSURED)                                             5.25       07/01/2017        5,001,547
    1,000,000   MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES
                AUTHORITY UNIVERSITY OF MIAMI SERIES A (COLLEGE
                AND UNIVERSITY REVENUE)                                   5.25       04/01/2016        1,037,830
    2,825,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY
                MIAMI CHILDREN'S SERIES A (HOSPITAL REVENUE, MBIA
                INSURED) ss +/-                                           4.55       08/01/2046        2,776,156
      660,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE
                REVENUE, FGIC INSURED)                                    5.00       05/01/2016          679,998
    1,165,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH
                MEDICAL CENTER PROJECT (HOSPITAL REVENUE)                 4.75       10/01/2013        1,160,899
    1,180,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH
                MEDICAL CENTER PROJECT (HOSPITAL REVENUE)                 5.00       10/01/2015        1,166,631
    1,310,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH
                MEDICAL CENTER PROJECT (HOSPITAL REVENUE)                 5.25       10/01/2017        1,281,088
    3,610,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS
                PROJECTS PUTTABLE (HOUSING REVENUE, FNMA) ss              5.05       08/01/2033        3,621,335
    1,250,000   PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK
                PROJECT SERIES C (OTHER REVENUE, XLCA INSURED)            5.00       11/01/2017        1,289,550
    3,350,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE
                PROJECT SERIES A (OTHER REVENUE, AMBAC
                INSURED) ss +/-                                           5.35       03/15/2042        3,208,563
    2,000,000   SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO -
                STATES, TERRITORIES)++                                    5.75       10/01/2022        1,860,160
    1,000,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A
                (HOSPITAL REVENUE, MBIA INSURED)                          5.00       05/01/2011        1,024,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
FLORIDA (continued)
$   2,500,000   UNIVERSITY OF NORTH FLORIDA FINANCE CORPORATION
                HOUSING PROJECT (COLLEGE AND UNIVERSITY REVENUE,
                FGIC INSURED)                                             5.00%      11/01/2016   $    2,589,325

                                                                                                      44,112,706
                                                                                                  --------------
GEORGIA: 0.34%
    1,000,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA
                BAPTIST HEALTHCARE SYSTEMS PROJECT (HCFR)                 6.25       10/01/2018        1,099,390
       10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER
                REVENUE PREREFUNDED SERIES Y (ELECTRIC REVENUE
                LOC, MBIA INSURED) ss                                     6.50       01/01/2017           11,402
      690,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER
                REVENUE SERIES Y (ELECTRIC REVENUE LOC, MBIA
                INSURED)                                                  6.50       01/01/2017          764,706

                                                                                                       1,875,498
                                                                                                  --------------
GUAM: 0.57%
    2,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM
                PUBLIC SCHOOL FACILITIES PROJECT SERIES A
                (EDUCATIONAL FACILITIES REVENUE)                          5.00       10/01/2017        2,117,890
    1,000,000   GUAM EDUCATION FINANCING FOUNDATION GUAM PUBLIC
                SCHOOLS FACILITIES PROJECT SERIES A (LEASE
                REVENUE)                                                  5.00       10/01/2015          994,170

                                                                                                       3,112,060
                                                                                                  --------------
IDAHO: 0.51%
    1,500,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC
                REVENUE)%%                                                7.38       06/01/2040        1,573,185
    1,240,000   BOISE-KUNA IRRIGATION DISTRICT IDAHO (ELECTRIC
                REVENUE)%%                                                5.88       06/01/2022        1,209,211

                                                                                                       2,782,396
                                                                                                  --------------
ILLINOIS: 5.44%
      250,000   AURORA IL SERIES B                                        4.90       12/30/2011          239,093
   10,515,000   CHICAGO IL BOARD OF EDUCATION CAPITAL
                APPRECIATION-SCHOOL REFORM SERIES A (PROPERTY TAX
                REVENUE, FGIC INSURED)##                                  5.79       12/01/2022        4,683,486
      555,000   CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX
                REVENUE, MBIA INSURED)## ss                               0.41       01/01/2016          538,844
      580,000   EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B
                (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)              7.00       01/01/2019          580,742
    1,075,000   HAMPSHIRE IL SPECIAL SERVICE AREA #19 CROWN
                DEVELOPMENT PRAIRIE RIDGE EAST B (SPECIAL TAX
                REVENUE)                                                  5.63       03/01/2022          894,271
      800,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                 5.50       12/01/2027          707,368
    2,045,000   HUNTLEY IL SPECIAL SERVICE AREA #9 (SPECIAL TAX
                REVENUE, GUARANTEE AGREEMENT)                             4.60       03/01/2017        2,080,747
    1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT
                (PROPERTY TAX REVENUE, XLCA)                              5.00       11/15/2013        1,857,535
    1,570,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                   4.90       07/01/2013        1,564,631
    2,020,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                   4.95       07/01/2014        2,002,911
    4,645,000   ILLINOIS FINANCING AUTHORITY CHILDREN'S MEMORIAL
                HOSPITAL SERIES B (HOSPITAL REVENUE)                      5.25       08/15/2016        4,601,941
    1,150,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR
                MEMORIAL HOSPITAL (HOSPITAL REVENUE)                      5.50       10/01/2011        1,189,146
      615,000   ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL
                REESE HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
                SECURITY BANK LOC)                                        7.60       02/15/2019          726,801
      450,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G
                (HOUSING REVENUE, GO OF AUTHORITY)                        4.30       01/01/2016          441,185
      695,000   ILLINOIS MERCY HOSPITAL & MEDICAL CENTER
                (HOSPITAL REVENUE)                                       10.00       01/01/2015          838,476
    1,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #
                117 CAPITAL APPRECIATION SERIES B (PROPERTY TAX
                REVENUE, FGIC INSURED)##                                  5.32       12/01/2016          651,460
    1,200,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES
                A (SOLID WASTE REVENUE, MBIA INSURED)                     5.00       05/01/2013        1,251,324

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
ILLINOIS (continued)
$   1,225,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY
                LOCAL GOVERNMENT PROGRAM COLLINSVILLE LIMITED
                (SALES TAX REVENUE)                                       5.00%      03/01/2025   $    1,025,889
      455,000   TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY
                TAX REVENUE, FGIC INSURED)                                9.00       12/01/2017          598,780
      535,000   TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY
                TAX REVENUE, FGIC INSURED)                                9.00       12/01/2018          709,736
    2,805,000   VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER
                PROJECT (OTHER REVENUE)                                   4.75       12/30/2017        2,508,876

                                                                                                      29,693,242
                                                                                                  --------------
INDIANA: 2.16%
    1,000,000   FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT
                (LEASE REVENUE)                                           5.00       02/01/2020          996,250
      100,000   HAMMOND IN MULTI-SCHOOL BUILDING CORPORATION
                FIRST MORTGAGE (LEASE REVENUE, FGIC INSURED)              5.00       07/15/2014          105,314
    6,120,000   INDIANA FINANCE AUTHORITY SISTERS ST.FRANCIS
                HEALTH (HEALTHCARE FACILITIES REVENUE)                    5.00       11/01/2019        5,808,798
    3,000,000   JASPER COUNTY IN NORTHERN SERIES A (POLLUTION
                CONTROL REVENUE, MBIA INSURED)                            5.60       11/01/2016        2,952,420
      980,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST
                MORTGAGE SERIES C (OTHER REVENUE)                         4.25       08/15/2017          923,425
      345,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX
                INCREMENTAL REVENUE, CIFG INSURED)                        4.00       01/15/2015          335,195
      350,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX
                INCREMENTAL REVENUE, CIFG INSURED)                        4.00       01/15/2016          335,150
      360,000   PORTAGE INDUSTRIAL REDEVELOPMENT DISTRICT (TAX
                INCREMENTAL REVENUE, CIFG INSURED)                        4.00       07/15/2016          343,062

                                                                                                      11,799,614
                                                                                                  --------------
IOWA: 1.84%
      500,000   ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL
                REVENUE)                                                  5.00       06/01/2016          485,130
      500,000   ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL
                REVENUE)                                                  5.63       06/01/2023          457,650
    1,000,000   ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL
                REVENUE)                                                  5.75       06/01/2025          911,910
    1,000,000   AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.00       06/15/2021          939,990
      225,000   DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA
                HEALTH SYSTEMS (HFFA REVENUE LOC, AMBAC INSURED)          5.25       08/15/2015          225,320
    2,500,000   IOWA FINANCE AUTHORITY INTERSTATE POWER
                (POLLUTION CONTROL REVENUE, FGIC INSURED)                 5.00       07/01/2014        2,454,525
    3,560,000   IOWA FINANCE AUTHORITY REFUNDED CARE INITIATIVES
                PROJECT PREREFUNDED (HCFR) ss                             9.25       07/01/2025        4,187,913
      385,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED SERIES B
                PREREFUNDED (EXCISE TAX REVENUE LOC) ss                   5.50       06/01/2012          408,997

                                                                                                      10,071,435
                                                                                                  --------------
KANSAS: 2.22%
    4,500,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A
                (OTHER REVENUE, XLCA INSURED) ss +/-                      5.25       12/01/2023        4,529,520
      280,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE
                CENTER PROJECT (TAX ALLOCATION REVENUE)                   5.00       09/01/2013          274,613
      305,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE
                CENTER PROJECT (TAX ALLOCATION REVENUE)                   5.00       09/01/2014          296,170
      100,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH
                FACILITIES HARTFORD (HCFR LOC)                            6.13       04/01/2012           99,180
      650,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A
                (HOSPITAL REVENUE) ss +/-                                 4.13       09/01/2037          642,103
      235,000   OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST
                TIER CONVENTION SERIES A (OTHER REVENUE, AMBAC
                INSURED)                                                  4.00       01/01/2011          234,288
      300,000   OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND
                TIER CONVENTION SERIES B (OTHER REVENUE, AMBAC
                INSURED)                                                  4.00       01/01/2011          299,091
    1,460,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE
                WEST PROJECT (OTHER REVENUE)                              4.88       10/01/2028        1,151,823

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
KANSAS (continued)
$   5,000,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM
                SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)          5.00%      12/01/2020   $    4,588,300

                                                                                                      12,115,088
                                                                                                  --------------
KENTUCKY: 0.93%
    6,175,000   KENTUCKY ASSET LIABILITY COMMISSION SERIES B
                (OTHER REVENUE, FGIC INSURED)+/-                          2.43       11/01/2025        4,137,250
    1,000,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN
                GOVERNMENT IMPROVEMENTS BELLARMINE UNIVERSITY
                SERIES A (COLLEGE AND UNIVERSITY REVENUE)                 6.00       05/01/2028          923,170

                                                                                                       5,060,420
                                                                                                  --------------
LOUISIANA: 4.33%
    4,390,000   EAST BATON ROUGE LA MORTGAGE FINANCE AUTHORITY
                SERIES A (SFHR)                                           5.40       04/01/2038        4,457,957
    1,235,000   JEFFERSON PARISH LA FINANCIAL AUTHORITY SINGLE
                FAMILY MORTGAGE SERIES D (HOUSING REVENUE, GNMA)          4.00       12/01/2023        1,200,642
      500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT
                #001 WEST JEFFERSON MEDICAL CENTER SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                           5.25       01/01/2013          506,190
      400,000   JEFFERSON PARISH LA SINGLE FAMILY MORTGAGE SERIES
                C (HOUSING REVENUE, GNMA)                                 4.25       12/01/2017          383,900
    2,560,000   LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE
                II PROJECT (MFHR, GNMA)                                   6.70       01/20/2040        2,692,224
    1,000,000   LOUISIANA CORRECTIONAL FACILITIES CORPORATION
                (LEASE REVENUE, AMBAC INSURED)                            5.00       09/01/2019        1,009,180
      200,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE
                OF NEW ORLEANS PROJECT (HCFR, CFIG INSURED)               5.00       07/01/2014          200,678
      115,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE
                OF NEW ORLEANS PROJECT (HCFR, CFIG INSURED)               5.00       07/01/2015          114,503
      100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE
                OF NEW ORLEANS PROJECT (HCFR, CFIG INSURED)               5.00       07/01/2016           98,573
      150,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE
                OF NEW ORLEANS PROJECT (HCFR, CFIG INSURED)               5.00       07/01/2017          146,102
      505,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK &
                GOLD FACILITIES PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, CIFG INSURED)                         4.00       07/01/2015          479,523
      170,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK &
                GOLD FACILITIES PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, CIFG INSURED)                         4.13       07/01/2016          160,055
       55,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK &
                GOLD FACILITIES PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, CIFG INSURED)                         4.25       07/01/2017           51,305
    1,250,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK &
                GOLD FACILITIES PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, CIFG INSURED)                         5.00       07/01/2022        1,126,350
    2,320,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                CORPORATION SERIES B (OTHER REVENUE, AMBAC
                INSURED)                                                  5.25       06/01/2013        2,385,517
      800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE,
                AMBAC INSURED)                                            5.38       06/01/2016          825,704
    1,350,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                  5.50       12/01/2016        1,355,711
      925,000   NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)              5.00       06/01/2012          915,852
    1,280,000   NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)              5.00       06/01/2016        1,200,704
    1,365,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A
                (PROPERTY TAX REVENUE, RADIAN INSURED)                    5.00       12/01/2016        1,337,673
    1,345,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A
                (PROPERTY TAX REVENUE, RADIAN INSURED)                    5.00       12/01/2017        1,301,301
      740,000   NEW ORLEANS LA SEWER SERVICE                              5.50       06/01/2020          653,420
    1,000,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL
                PROJECT CG RAILWAY INCORPORATED (OTHER REVENUE,
                MBIA INSURED)                                             5.25       08/15/2013        1,046,060

                                                                                                      23,649,124
                                                                                                  --------------
MARYLAND: 0.15%
      850,000   WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE &
                UNIVERSITY REVENUE)                                       5.00       11/01/2019          793,798
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MASSACHUSETTS: 1.41%
$   2,650,000   COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER
                REVENUE)+/-                                               3.26%      11/01/2018   $    2,146,500
    3,000,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A
                (OTHER REVENUE)+/-                                        3.26       11/01/2020        2,385,000
    1,800,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY NEW
                ENGLAND CONSERVATION OF MUSIC (COLLEGE AND
                UNIVERSITY REVENUE)                                       5.25       07/01/2038        1,519,740
      700,000   MASSACHUSETTS STATE HEFA CAREGROUP SERIES D
                (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)             4.50       07/01/2018          668,507
    1,000,000   MASSACHUSETTS STATE HEFA CAREGROUP SERIES D
                (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)             5.25       07/01/2019          997,480

                                                                                                       7,717,227
                                                                                                  --------------

MICHIGAN: 3.67%
    4,235,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES
                A-1 (OTHER REVENUE)                                       5.00       04/01/2015        4,101,428
    5,000,000   DETROIT MICHIGAN SERIES A-1 (PROPERTY TAX
                REVENUE, MBIA INSURED)                                    5.00       04/01/2019        4,854,900
      745,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                       5.00       10/01/2017          683,061
    2,270,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                       5.38       10/01/2022        1,993,855
      435,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                       5.50       10/01/2027          368,210
    1,685,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                LIMITED OBLIGATION CHANDLER PARK ACADEMY
                (EDUCATIONAL FACILITIES REVENUE)                          5.60       11/01/2018        1,611,130
    1,200,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                LIMITED OBLIGATION NATAKI TALIBAH (EDUCATIONAL
                FACILITIES REVENUE)                                       6.25       10/01/2023        1,081,212
      445,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM
                (PCR)                                                     6.25       11/01/2012          472,817
    2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY
                DAUGHTERS CHARITY (HOSPITAL REVENUE)                      5.25       11/01/2015        2,078,900
    2,755,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY
                GREENWOOD VILLA PROJECT (HOUSING REVENUE, FIRST
                SECURITY BANK LOC)                                        4.75       09/15/2017        2,767,535

                                                                                                      20,013,048
                                                                                                  --------------
MINNESOTA: 3.09%
    5,000,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)            8.50       09/01/2019        5,619,200
      535,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA
                (HOSPITAL REVENUE)                                        4.75       06/01/2012          518,945
      100,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA
                (HOSPITAL REVENUE)                                        4.75       06/01/2013           95,613
      595,000   CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA
                (HOSPITAL REVENUE)                                        4.75       06/01/2014          565,684
      590,000   MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL
                CENTER PROJECT (HOSPITAL REVENUE)                         4.50       11/01/2012          587,215
    5,565,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SUB SERIES B (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.00       01/01/2018        5,487,647
      185,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL &
                REHABILITATION                                           10.00       06/01/2013          215,370
    2,350,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS
                SERIES A (HCFR, MBIA INSURED)                             5.00       11/15/2015        2,404,849
      500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT
                SERIES A (LEASE REVENUE)                                  5.50       09/01/2018          460,055
      910,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A
                (ELECTRIC PLANT REVENUE LOC)                              5.50       01/01/2012          930,084

                                                                                                      16,884,662
                                                                                                  --------------
MISSISSIPPI: 1.24%
      505,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION
                MUNICIPAL ENERGY AGENCY POWER SUPPLY PROJECT
                SERIES A (ELECTRIC REVENUE, XL CAPITAL ASSURANCE
                COMPANY INSURED)                                          5.00       03/01/2013          511,989
    5,000,000   MISSISSIPPI HOME CORPORATION AMT-SERIES B-2
                (HOUSING REVENUE, GNMA INSURED)                           6.75       06/01/2039        5,244,700
    1,040,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES
                AUTHORITY MISSISSIPPI BAPTIST HEALTH SYSTEM
                INCORPORATED SERIES A (HOSPITAL REVENUE)                  5.00       08/15/2018        1,009,809

                                                                                                       6,766,498
                                                                                                  --------------
MISSOURI: 2.06%
    1,000,000   CASS COUNTY MO (HOSPITAL REVENUE)                         5.00       05/01/2016          948,060

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MISSOURI (continued)
$     580,000   CASS COUNTY MO (HOSPITAL REVENUE)                         5.00%      05/01/2017   $      540,496
      830,000   CASS COUNTY MO (HOSPITAL REVENUE)                         5.50       05/01/2013          836,773
    1,500,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT
                DISTRICT MO (SALES TAX REVENUE, CIFG INSURED)             4.00       04/15/2026        1,501,875
    1,820,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT
                (TAX INCREMENTAL REVENUE)                                 4.50       04/01/2021        1,784,419
      475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION        5.25       12/01/2014          459,900
    1,905,000   MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT
                PROJECT SERIES A (TAX INCREMENTAL REVENUE)                5.50       09/01/2018        1,759,325
    1,000,000   MISSOURI DEVELOPMENT FINANCE BOARD EASTLAND
                CENTER PROJECT SERIES A (OTHER REVENUE)                   5.00       04/01/2020          950,270
    1,500,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
                AUTHORITY COXHEALTH (HEALTHCARE FACILITIES
                REVENUE)                                                  5.00       11/15/2022        1,369,035
      500,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES
                AUTHORITY COXHEALTH (HEALTHCARE FACILITIES
                REVENUE)                                                  5.13       11/15/2025          445,680
      100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE
                REVENUE)                                                  4.50       09/01/2011          101,189
      145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE
                REVENUE)                                                  4.50       09/01/2013          144,300
      170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE
                REVENUE)                                                  4.50       09/01/2014          167,884
      225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE
                REVENUE)                                                  4.55       09/01/2016          216,968

                                                                                                      11,226,174
                                                                                                  --------------
MONTANA: 0.33%
    1,745,000   MONTANA STATE BOARD INVESTMENT PAYROLL TAX
                WORKERS COMPENSATION PROJECT (OTHER REVENUE, MBIA
                INSURED)                                                  6.88       06/01/2011        1,814,189
                                                                                                  --------------
NEBRASKA: 0.79%
    4,140,000   CENTRAL PLAINS ENERGY PROJECT # 1 SERIES A (OTHER
                REVENUE)                                                  5.00       12/01/2012        3,897,106
      420,000   O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT
                (HOSPITAL REVENUE)                                        6.25       09/01/2012          411,209

                                                                                                       4,308,315
                                                                                                  --------------
NEVADA: 2.09%
    3,000,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL
                SERIES A (AIRPORT REVENUE)                                5.00       07/01/2016        3,064,530
      955,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT
                #121A (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)          4.25       12/01/2013          959,794
    1,155,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.25       06/01/2014        1,182,004
    1,025,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.25       06/01/2015        1,044,608
    1,275,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.50       06/01/2016        1,309,463
    1,375,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.50       06/01/2017        1,398,678
    1,300,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.50       06/01/2018        1,307,150
    1,330,000   RENO-SPARKS INDIAN COLONY NEVADA GOVERNMENTAL
                (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)               5.00       06/01/2021        1,122,693

                                                                                                      11,388,920
                                                                                                  --------------
NEW HAMPSHIRE: 0.19%
    1,000,000   NEW HAMPSHIRE HEFA EXETER PROJECT (HOSPITAL
                REVENUE)                                                  6.00       10/01/2016        1,029,990
                                                                                                  --------------
NEW JERSEY: 2.60%
    2,548,000   BAYONNE NJ BOND ANTICIPATION NOTES (PROPERTY TAX
                REVENUE)                                                  5.00       10/24/2008        2,547,363
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                (CIGARETTE TAX REVENUE)                                   5.00       06/15/2012        1,028,390
    3,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                (CIGARETTE TAX REVENUE)                                   5.63       06/15/2018        2,772,180
    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE
                TAX REVENUE)                                              5.63       06/15/2019          918,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
NEW JERSEY (continued)
$     450,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                CIGARETTE TAX (EXCISE TAX REVENUE)                        5.50%      06/15/2016   $      420,417
    1,900,000   NEW JERSEY EQUIPMENT LEASE PURCHASE SERIES A
                (LEASE REVENUE)                                           5.00       06/15/2014        1,977,691
    3,000,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING
                AUTHORITY ST JOSEPHS HEALTHCARE SYSTEM (OTHER
                REVENUE)                                                  6.00       07/01/2018        2,784,120
    1,755,000   NEW JERSEY SPORTS & EXPOSITION AUTHORITY
                (RECREATIONAL FACILITIES REVENUE, MBIA INSURED)           5.50       03/01/2022        1,747,998

                                                                                                      14,196,819
                                                                                                  --------------
NEW MEXICO: 0.28%
    1,635,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                 5.50       04/01/2013        1,552,220
                                                                                                  --------------
NEW YORK: 2.42%
    1,100,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK
                BANK) ss +/-                                              4.25       11/01/2037        1,105,489
      965,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL
                CENTER PROJECT (HFFA REVENUE)                             4.75       12/01/2014          888,968
    2,725,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES
                B-2 (OTHER REVENUE, FIRST SECURITY BANK
                LOC) ss +/-(M)(N)                                         3.11       11/01/2022        2,725,000
       55,000   NASSAU COUNTY NY IDA                                      6.88       07/01/2010           57,527
      275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS
                SERVICES (IDR, CITIBANK NA LOC)                           4.50       11/01/2015          283,454
      680,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN
                COLLEGE AERONAUTICS SERIES A                              5.00       12/01/2016          623,342
      400,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE
                TAX ss +/-                                                5.25       02/01/2029          415,380
      405,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL
                SERIES A (HCFR LOC)                                       6.00       08/15/2015          431,050
    3,685,000   NEW YORK STATE DORMITORY AUTHORITY MANHATTAN
                COLLEGE SERIES B (HOSPITAL REVENUE)+/-                    2.65       05/01/2018        3,076,975
      965,000   NEW YORK STATE DORMITORY AUTHORITY MONTEFIORE
                MEDICAL CENTER-FINANCIAL HOUSING AUTHORITY
                INSURED (COLLEGE AND UNIVERSITY REVENUE, FGIC
                INSURED)                                                  5.00       02/01/2014          995,591
    1,625,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS
                AUTHORITY SERIES A (OTHER REVENUE)++                      5.25       12/01/2016        1,507,383
      100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY
                SERIES B                                                  4.00       06/01/2012          100,818
    1,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY
                SERIES B1C                                                5.50       06/01/2019        1,017,190

                                                                                                      13,228,167
                                                                                                  --------------
NORTH CAROLINA: 0.30%
    1,600,000   NASH NC HEALTH CARE SYSTEM (HOSPITAL REVENUE,
                FIRST SECURITY BANK LOC)                                  5.00       11/01/2014        1,651,568
                                                                                                  --------------
NORTH DAKOTA: 0.17%
      850,000   MERCER COUNTY ND ANTELOPE VALLEY STATION
                (ELECTRIC REVENUE LOC)                                    7.20       06/30/2013          934,626
                                                                                                  --------------
OHIO: 0.93%
      500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL
                HEALTH SYSTEMS (HCFR)                                     5.00       01/01/2014          506,410
    1,935,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY
                SERIES A2 (EXCISE TAX REVENUE)                            5.13       06/01/2024        1,608,991
    1,025,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT
                (HCFR)                                                   10.38       06/01/2013        1,169,638
    1,000,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION
                HOSPITAL CLEVELAND CLINIC HEALTH SERIES A
                (HOSPITAL REVENUE)%%                                      5.00       01/01/2018          973,920
      950,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING
                REDEVELOPMENT SERIES A (OTHER REVENUE)                    5.75       12/01/2027          828,324

                                                                                                       5,087,283
                                                                                                  --------------
OKLAHOMA: 2.54%
    1,000,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++               5.38       12/01/2017          946,870
    2,750,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++               6.00       12/01/2025        2,601,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
OKLAHOMA (continued)
$   2,155,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY
                BLANCHARD PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          4.38%      09/01/2015   $    2,071,214
    2,000,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY
                BLANCHARD PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          4.50       09/01/2016        1,910,360
    1,900,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY
                BLANCHARD PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          4.70       09/01/2017        1,805,855
      350,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY
                NEWCASTLE PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          5.00       09/01/2012          352,622
    1,890,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY
                NEWCASTLE PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          5.00       09/01/2013        1,893,761
      210,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC
                SCHOOL PROJECT (LEASE REVENUE)                            4.25       09/01/2018          189,529
    2,000,000   OKLAHOMA HOUSING FINANCE AGENCY
                HOMEOWNERSHIP-SERIES B (HOUSING REVENUE)                  6.50       09/01/2038        2,075,820

                                                                                                      13,847,944
                                                                                                  --------------
PENNSYLVANIA: 3.72%
      895,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL
                PROJECT SERIES A (IDR)                                    5.65       12/15/2017          845,882
      520,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL
                PROJECT SERIES A (IDR)                                    6.38       12/15/2037          455,692
      350,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT
                SERIES A                                                  5.63       10/01/2015          328,125
    1,850,000   DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO
                WESTERN PA HOSPITAL PROJECT SERIES A1 (HOSPITAL
                REVENUE, MBIA INSURED)                                    5.50       07/01/2023        1,910,606
    2,050,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY
                SERIES A (IDR)                                            6.10       07/01/2013        1,956,356
    1,500,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY
                FACILITY CAPITAL APPRECIATION LIMITED OBLIGATION
                SERIES C##                                                4.51       12/15/2010        1,359,420
    1,480,000   MIFFLIN COUNTY PA SCHOOL DISTRICT MBIA IBC
                (PROPERTY TAX REVENUE, MBIA INSURED)                      7.50       09/01/2026        1,684,136
      565,000   MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B
                (SEWER REVENUE, RADIAN INSURED)                           4.70       08/01/2017          517,947
      650,000   PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY
                SERIES A (HCFR LOC)                                       5.70       11/15/2011          611,091
    1,585,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES
                (LEASE REVENUE, FIRST SECURITY BANK LOC)                  5.25       05/01/2016        1,633,802
    3,000,000   PENNSYLVANIA STATE IDA ECONOMIC DEVELOPMENT
                (INDUSTRIAL DEVELOPMENT REVENUE)                          5.50       07/01/2020        3,000,840
    1,320,000   PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                FIRST PHILADELPHIA CHARTER HIGH SERIES A (IDR)            5.30       08/15/2017        1,241,460
    1,345,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES
                REVENUE, GUARANTEE AGREEMENT)                             5.25       08/01/2016        1,399,903
    1,000,000   PHILADELPHIA PA TEMPLE UNIVERSITY HEALTH SYSTEMS
                SERIES B (HEFAR)                                          5.00       07/01/2012          961,240
    2,000,000   PHILADELPHIA PARKING AUTHORITY AIRPORT (AIRPORT
                REVENUE)                                                  5.00       09/01/2017        2,003,200
      335,000   ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER &
                SEWER REVENUE)                                            6.90       05/15/2018          377,180

                                                                                                      20,286,880
                                                                                                  --------------
PUERTO RICO: 4.28%
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY
                TAX REVENUE)                                              5.00       07/01/2018          960,370
    2,500,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY SR LIEN
                SERIES A (WATER & SEWER REVENUE)                          5.00       07/01/2012        2,539,100
    3,500,000   PUERTO RICO COMMONWEALTH SERIES A (PROPERTY TAX
                REVENUE)                                                  5.50       07/01/2017        3,517,780
    1,500,000   PUERTO RICO COMMONWEALTH SERIES A (PROPERTY TAX
                REVENUE)                                                  5.50       07/01/2018        1,496,505
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY PUTTERS
                SERIES 815 (ELECTRIC REVENUE, FIRST SECURITY BANK
                LOC) ss +/-                                               4.75       01/01/2013        1,000,000
    1,400,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00
                (ELECTRIC REVENUE, CIFG INSURED)                          5.00       07/01/2013        1,418,788
    4,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-               2.39       07/01/2029        2,560,000
    3,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                (ELECTRIC REVENUE)                                        5.50       07/01/2021        3,402,875
    2,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY SUB-CAPITAL
                FUND MODERNIZATION (HOUSING REVENUE)                      5.50       12/01/2017        2,096,060
    3,500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                FACILITIES SERIES M2 (LEASE REVENUE, AMBAC
                INSURED) ss                                               5.50       07/01/2035        3,492,475

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
PUERTO RICO (continued)
$     855,000   PUERTO RICO PUBLIC FINANCE CORPORATION
                COMMONWEALTH APPROPRIATION SERIES A (LEASE
                REVENUE, MBIA INSURED) ss +/-                       5.25%      08/01/2029   $      861,301

                                                                                                      23,345,254
                                                                                                  --------------
SOUTH CAROLINA: 2.02%
      400,000   CHARLESTON EDUCATIONAL EXCELLENCE FINANCING
                CORPORATION SC CHARLESTON COUNTY SCHOOL DISTRICT
                PROJECT (LEASE REVENUE)                                   5.00       12/01/2018          401,720
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.22       01/01/2038          189,500
    1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.32       01/01/2037          174,913
      250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.76       01/01/2032           34,050
      500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B (TOLL ROAD REVENUE)##               8.36       01/01/2036           53,655
    2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B (TOLL ROAD REVENUE)##               8.59       01/01/2035          219,840
      100,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B (TOLL ROAD REVENUE)##               8.68       01/01/2033           12,736
    1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT
                (LEASE REVENUE, CIFG INSURED)                             5.00       12/01/2020          971,000
      740,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED
                SERIES 2006 (LEASE REVENUE, RADIAN INSURED)               6.00       12/01/2016          753,209
      600,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED
                SERIES 2006 (LEASE REVENUE, RADIAN INSURED)               6.00       12/01/2018          598,224
    1,555,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT
                PREREFUNDED (HCFR) ss                                     8.00       03/01/2014        1,821,061
      500,000   PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B
                (ELECTRIC REVENUE, MBIA INSURED)                          5.25       01/01/2011          501,855
    1,020,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                AUTHORITY EBENEZER NURSING SERIES A (HFFAR, GNMA)         6.90       01/20/2037        1,065,931
    2,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                AUTHORITY PALMETTO HEALTH (HOSPITAL
                REVENUE) ss +/-                                           8.71       08/01/2039        1,825,000
    2,500,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY
                (OTHER REVENUE)                                           5.00       06/01/2018        2,392,400

                                                                                                      11,015,094
                                                                                                  --------------
SOUTH DAKOTA: 0.39%
      650,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC
                REVENUE LOC)                                              6.00       01/01/2012          687,304
      500,000   LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B             5.25       05/01/2015          449,660
    1,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL
                FACILITIES SANFORD HEALTH (HCFR)                          5.00       11/01/2015        1,011,250

                                                                                                       2,148,214
                                                                                                  --------------
TENNESSEE: 2.44%
    6,040,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES
                BOARD HOSPITAL 1ST MORTGAGE SERIES B (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)                         7.00       07/01/2020        6,390,320
      980,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
                COUNTY TN (WATER & SEWER REVENUE)                         6.50       12/01/2014        1,135,506
    5,000,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING
                FACILITIES BOARD FLOAT BAPTIST MEMORIAL
                HEALTHCARE ss +/-                                         5.00       09/01/2020        4,999,650
      725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING
                FACILITIES BOARD LE BONHEUR CHILDREN'S MEDICAL
                CENTER SERIES D (HCFR, MBIA INSURED)                      5.50       08/15/2019          777,229

                                                                                                      13,302,705
                                                                                                  --------------
TEXAS: 8.91%
    6,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS
                SERIES A                                                  5.00       08/15/2034        6,058,380
      905,000   BEXAR COUNTY TX REVENUE PROJECT ss                        5.75       08/15/2022          941,236

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
TEXAS (continued)
$   3,300,000   CANADIAN RIVER TX MUNICIPAL WATER AUTHORITY
                CONJUNCTIVE USE GROUNDWATER PROJECT (WATER
                REVENUE, AMBAC INSURED)                                   5.25%      02/15/2023   $    3,231,360
    1,640,000   EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)              5.25       02/15/2014        1,684,346
    1,000,000   GARZA COUNTY TX PUBIC FACILITIES
                CORPORATION(NURSING HOME REVENUE)                         5.25       10/01/2014          974,920
    1,000,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION
                (NURSING HOME REVENUE)                                    5.50       10/01/2016          959,700
    7,250,000   GATEWAY PUBLIC FACILITY CORPORATION STONEGATE
                VILLAS APARTMENTS PROJECT (STATE & LOCAL
                GOVERNMENTS, FNMA) ss +/-                                 4.55       07/01/2034        7,240,430
    2,000,000   HARRIS COUNTY CULTURAL EDUCATION FACILITIES
                FINANCE CORPORATION METHODIST HOSPITAL SYSTEM
                SERIES B (HOSPITAL REVENUE)                               5.50       12/01/2018        2,012,680
    1,200,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                CORPORATION MEMORIAL HOSPITAL SYSTEMS PROJECT
                SERIES A (HCFR, MBIA INSURED)                             6.00       06/01/2013        1,266,180
    1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX
                INCREMENTAL REVENUE, AMBAC INSURED)                       5.00       01/01/2020        1,467,148
    3,000,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT
                CORPORATION HOSPITAL CHILDREN'S MEDICAL CENTER
                DALLAS (HOSPITAL REVENUE, AMBAC INSURED)                  5.50       08/15/2019        3,041,850
    1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT
                CORPORATION TX UNITED REGIONAL HEALTH CARE SYSTEM
                (HFFA REVENUE, FIRST SECURITY BANK LOC)                   5.00       09/01/2016        1,164,499
      450,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT
                CORPORATION TX UNITED REGIONAL HEALTH CARE SYSTEM
                (HFFA REVENUE, FIRST SECURITY BANK LOC)                   5.00       09/01/2017          457,331
    4,100,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER
                SERIES E3 (OTHER REVENUE) ss +/-                          5.75       01/01/2038        4,212,012
    2,500,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER
                SERIES H (ROAD TOLL REVENUE) ss +/-                       5.00       01/01/2042        2,468,775
    1,000,000   TARRANT COUNTY TX CULTURAL EDUCATION FACILITIES
                FINANCE CORPORATION EDUCATIONAL FACILITY
                (HOSPITAL REVENUE)                                        5.00       08/15/2018          964,810
    1,825,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                CORPORATION I SERIES D (UTILITIES REVENUE)                5.63       12/15/2017        1,624,889
      735,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                CORPORATION SERIES C (UTILITIES REVENUE)ss +/-            3.34       12/15/2026          474,075
      425,000   TEXAS STATE PFA (OTHER REVENUE)                           5.00       12/01/2012          416,526
      855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED
                EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                  4.50       02/15/2016          765,729
      960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER
                REVENUE)                                                  5.00       02/15/2018          828,346
      155,000   TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER
                REVENUE)                                                  4.50       12/01/2009          154,799
      825,000   TOMBALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
                TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)##          4.39       02/15/2015          625,697
      460,000   VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX
                REVENUE)                                                  5.20       08/15/2020          418,241
      250,000   VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX
                REVENUE)                                                  5.50       08/15/2022          228,205
      560,000   VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX
                REVENUE)                                                  5.65       08/15/2024          501,911
      635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                HILLCREST SYSTEM PROJECT SERIES A (HCFR, MBIA
                INSURED)                                                  5.00       08/01/2016          647,033
    4,000,000   WESLACO HEALTH FACILITIES DEVELOPMENT CORPORATION
                KNAPP MEDICAL CENTER PROJECT SERIES A (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, CONNIE
                LEE INSURANCE COMPANY INSURED)                            5.25       06/01/2016        3,815,240

                                                                                                      48,646,348
                                                                                                  --------------
UTAH: 0.53%
    1,000,000   UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A
                (EDUCATIONAL FACILITIES REVENUE)                          5.35       07/15/2017          925,060
      500,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A
                (EDUCATIONAL FACILITIES REVENUE)++                        5.45       06/15/2017          464,510
      750,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY
                CHANNING HALL SERIES A (EDUCATIONAL FACILITIES
                REVENUE)++                                                5.75       07/15/2022          664,800
    1,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY
                (EDUCATIONAL FACILITIES REVENUE)++                        6.38       06/01/2037          861,280

                                                                                                       2,915,650
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
VIRGIN ISLANDS: 0.18%
$   1,000,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                 5.50%      10/01/2014   $    1,008,470
                                                                                                  --------------
VIRGINIA: 2.74%
    1,800,000   MARQUIS CDA VA (OTHER REVENUE)                            5.63       09/01/2018        1,653,948
    1,750,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT
                (SPECIAL TAX REVENUE)                                     5.10       03/01/2021        1,462,143
    8,485,000   TOBACCO SETTLEMENT FINANCING CORPORATION
                ASSET-BACKED (EXCISE TAX REVENUE)                         5.50       06/01/2026        8,887,613
       55,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)               5.00       06/01/2013           56,120
      210,000   VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)               5.00       06/01/2015          211,203
      100,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D
                SUBSERIES D1 (HOUSING REVENUE LOC)                        4.50       07/01/2010          102,427
    1,100,000   WATKINS CENTRE CDA VA (OTHER REVENUE)                     5.40       03/01/2020          959,189
    1,800,000   WHITE OAK VILLAGE VA SHOPS CDA (SPECIAL TAX
                REVENUE)                                                  5.30       03/01/2017        1,652,760

                                                                                                      14,985,403
                                                                                                  --------------
WASHINGTON: 2.69%
      310,000   GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES
                G (ELECTRIC REVENUE LOC)                                  5.25       01/01/2012          329,862
    3,000,000   LEWIS COUNTY WA PUBLIC UTILITY DISTRICT # 1
                (OTHER REVENUE, MBIA INSURED)                             5.00       10/01/2022        2,946,690
    2,000,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN #
                2007-01 (SPECIAL TAX REVENUE)                             5.00       08/01/2011        2,006,200
    2,225,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH
                SERIES A (OTHER REVENUE, ACA INSURED)                     5.80       12/01/2015        2,038,656
      275,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3
                SERIES A                                                  6.00       06/01/2010          273,342
      500,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED                           5.50       06/01/2012          500,515
    3,600,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED                           6.50       06/01/2026        3,404,736
    2,420,000   WASHINGTON STATE HCFR SERIES B (HCFR, MBIA
                INSURED)                                                  5.00       02/15/2027        2,155,083
    1,055,000   WASHINGTON STATE HEFAR REF-PACIFIC LUTHERAN
                UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, RADIAN
                INSURED)                                                  5.00       11/01/2014        1,050,580

                                                                                                      14,705,664
                                                                                                    ------------
WEST VIRGINIA: 0.36%
    2,000,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY
                APPALACHIAN POWER COMPANY-AMOS-C (POLLUTION
                CONTROL REVENUE)                                          4.85       05/01/2019        1,944,960
                                                                                                  --------------
WISCONSIN: 3.59%
      565,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED (OTHER REVENUE)                  5.00       06/01/2009          566,921
    2,760,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED (OTHER REVENUE)                  6.00       06/01/2017        2,803,663
   11,105,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED (OTHER REVENUE)                  6.13       06/01/2027       11,159,081
       70,000   ST. CROIX FALLS WI CDA                                    3.95       12/01/2008           70,090
       70,000   ST. CROIX FALLS WI CDA                                    4.20       12/01/2009           70,725
       75,000   ST. CROIX FALLS WI CDA                                    4.40       12/01/2010           76,224
      150,000   WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A              4.25       10/01/2017          140,990
    2,000,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES
                AUTHORITY FROEDTERT & COMMUNITY HEALTH-C
                (HOSPITAL REVENUE, AMBAC INSURED) ss +/-                 11.00       04/01/2035        2,000,000
      725,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES
                AUTHORITY MEDICAL COLLEGE WI SERIES A (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE)                   4.50       12/01/2017          684,871
      890,000   WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT               4.75       07/01/2015          886,885
       20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                AUTHORITY SERIES E                                        4.00       05/01/2013           20,078
      210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                AUTHORITY SERIES E                                        4.15       05/01/2015          208,608

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

INTERMEDIATE TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
WISCONSIN (continued)
$   1,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES
                AUTHORITY MEDICAL COLLEGE WI SERIES A (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE)                   5.13%      12/01/2028   $      895,100

                                                                                                      19,583,236
                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $567,603,827)                                                    540,706,218
                                                                                                  --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 1.47%

MUTUAL FUNDS: 1.47%
    8,048,912   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                       8,048,912
                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,048,912)                                                         8,048,912
                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $575,652,739)*                                                    100.50%                   $  548,755,130
OTHER ASSETS AND LIABILITIES, NET                                        (0.50)                       (2,748,394)
                                                                       -------                    --------------
TOTAL NET ASSETS                                                        100.00%                   $  546,006,736
                                                                       -------                    --------------

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%      SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(M) AN AUCTION RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION, RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END

(N) AUCTION SET TO INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $8,048,912.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 98.18%
ALABAMA: 0.98%
$     800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL
                LOAN SERIES A (WATER REVENUE, AMBAC INSURED)             4.85%      08/15/2022    $      774,056
      775,000   JEFFERSON COUNTY AL SERIES A-FSA-CR (SALES TAX
                REVENUE, FIRST SECURITY BANK LOC)                        5.25       01/01/2018           722,223
    2,225,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE, FIRST
                SECURITY BANK LOC)                                       5.25       02/01/2015         1,988,527
    2,860,000   JEFFERSON COUNTY AL SERIES B8 (WATER & SEWER
                REVENUE, FIRST SECURITY BANK LOC)                        5.25       02/01/2014         2,557,755

                                                                                                       6,042,561
                                                                                                  --------------
ALASKA: 0.10%
      608,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK
                TOBACCO SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED
                (EXCISE TAX REVENUE)%% ss                                6.20       06/01/2022           632,490
                                                                                                  --------------
ARIZONA: 4.89%
       30,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES A PREREFUNDED%% ss            5.50       11/15/2010            30,917
      290,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES A PREREFUNDED%% ss            5.38       02/15/2018           309,210
      100,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES A PREREFUNDED%% ss            6.25       11/15/2029           103,881
    4,045,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES B (HOSPITAL
                REVENUE)ss +/-                                           8.81       02/01/2042         3,631,399
    5,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES A (HOSPITAL
                REVENUE)ss +/-                                           8.96       02/01/2042         4,506,250
    1,030,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                          5.90       07/15/2022           934,910
    1,000,000   ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES
                DISTRICT SERIES B (PROPERTY TAX REVENUE)                 6.20       07/15/2032           859,540
    2,500,000   GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY
                CORPORATION (SEWER REVENUE)                              4.90       04/01/2019         2,313,725
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (IDR)##                                         6.67       04/01/2015           357,641
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (IDR)##                                         6.67       05/01/2015           355,690
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (IDR)##                                         6.67       06/01/2015           353,745
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                               6.63       11/01/2014           368,437
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                               6.63       12/01/2014           366,437
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                               6.67       01/01/2015           363,565
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                               6.67       02/01/2015           361,581
      548,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC PROJECT
                SERIES C (LEASE REVENUE)##                               6.67       03/01/2015           359,609
      215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION
                (LEASE REVENUE, ACA INSURED)                             5.63       07/01/2010           217,301
    2,373,322   PHOENIX AZ & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR,
                GNMA INSURED)                                            5.25       08/01/2038         2,247,939
       35,000   PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE,
                GNMA INSURED)                                            5.30       04/01/2020            35,155
      910,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                         5.60       12/01/2016           846,518
    2,000,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT
                (LEASE REVENUE)                                          7.00       01/01/2038         1,762,700
      500,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC
                PROJECT (WATER & SEWER REVENUE)                          5.45       12/01/2017           442,565
    1,620,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC
                PROJECT (WATER & SEWER REVENUE)                          5.75       12/01/2032         1,235,396
    1,000,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC
                PROJECT (WATER & WASTEWATER AUTHORITY REVENUE)           6.55       12/01/2037           838,940
      425,000   PINAL COUNTY AZ ELECTRIC DISTRICT #4 (ELECTRIC
                REVENUE)                                                 6.00       12/01/2023           400,359

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
ARIZONA (continued)
$     615,000   PINAL COUNTY AZ ELECTRIC DISTRICT #4 (ELECTRIC
                REVENUE)                                                 6.00%      12/01/2028    $      563,875
      265,000   SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY
                FACILITIES DISTRICT AZ (PROPERTY TAX REVENUE)++          6.00       07/15/2027           231,504
      310,000   SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY
                FACILITIES DISTRICT AZ (PROPERTY TAX REVENUE)++          6.05       07/15/2032           264,359
    2,440,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                            4.70       04/01/2022         2,077,392
      725,000   SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER &
                WASTEWATER AUTHORITY REVENUE)                            4.90       04/01/2032           577,535
    2,960,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER
                REVENUE)                                                 6.00       07/15/2013         3,000,197

                                                                                                      30,318,272
                                                                                                  --------------
CALIFORNIA: 8.56%
    2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN
                CORPORATION STUDENT LOAN PROGRAM SERIES D2 (COLLEGE
                & UNIVERSITY REVENUE, GUARANTEED STUDENT LOANS)          7.85       07/01/2025         2,499,525
    7,350,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN
                SERIES A (TRANSPORTATION REVENUE)##                      5.55       10/01/2018         4,252,857
   10,575,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES-B
                (HEALTHCARE FACILITIES REVENUE)+/-                       2.65       04/01/2036         6,027,750
    1,900,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY
                REDEVELOPMENT PROJECT #2 (OTHER REVENUE)                 4.45       10/01/2011         1,893,559
    2,225,000   FILLMORE CA PFA FILLMORE WATER RECYCLING FINANCING
                (OTHER REVENUE, CIFG INSURED)                            5.25       05/01/2030         2,031,915
    2,400,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY
                (TOLL ROAD REVENUE)                                      5.25       07/15/2010         2,339,424
    5,000,000   INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY
                SERIES C2 (OTHER REVENUE)##                              8.50       06/01/2047           200,000
    1,000,000   MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL
                (HCFR LOC)                                               6.50       03/15/2015         1,097,870
    6,900,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA
                WATERWORKS SERIES A6 (WATER REVENUE)+/-++                8.96       08/10/2018         7,730,898
    3,200,000   MURRIETA VALLEY UNIFIED SCHOOL DISTRICT PUBLIC
                FINANCING AUTHORITY (EDUCATIONAL FACILITIES REVENUE,
                FIRST SECURITY BANK LOC)##                               6.33       09/01/2031           767,072
    6,660,000   NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE)+/-          2.47       07/01/2017         4,595,400
    5,265,000   NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)+/-      2.50       07/01/2019         3,422,250
    1,000,000   NORTHERN CALIFORNIA GAS AUTHORITY # 1 SERIES A
                (ELECTRIC PLANT REVENUE)                                 5.00       07/01/2010           869,760
      570,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER
                REVENUE)                                                 5.75       12/01/2012           580,289
    1,500,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL
                COMMUNITY PROJECT (TAX INCREMENTAL REVENUE LOC)          5.50       05/01/2014         1,575,885
    7,085,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT
                HOUSING FACILITIES PROJECT (OTHER REVENUE, MBIA
                INSURED)                                                 5.50       06/01/2037         6,864,019
      400,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE
                REVENUE, AMBAC INSURED)                                  5.63       09/01/2012           404,872
      600,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE
                (OTHER REVENUE)++                                        4.50       03/01/2011           593,088
    4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA
                SERIES IV D1 (HEFAR, GUARANTEED STUDENT LOANS)           5.88       01/01/2018         4,671,923
      750,000   WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX
                REVENUE, XLCA INSURED)                                   5.00       09/01/2026           652,673

                                                                                                      53,071,029
                                                                                                  --------------
COLORADO: 5.92%
    4,780,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)        6.00       10/01/2040         4,266,819
    1,550,000   COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER
                REVENUE)                                                 6.25       05/01/2036         1,303,054
    1,500,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER
                REVENUE)++                                               6.13       12/15/2035         1,257,375
    1,170,000   COLORADO ECFA CHARTER SCHOOL CARBON VALLEY ACADEMY
                (LEASE REVENUE)                                          5.63       12/01/2036           905,206
    1,595,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP
                (ECFR)                                                   5.75       07/01/2019         1,462,822

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
COLORADO (continued)
$     500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY
                PROJECT (OTHER REVENUE)                                  5.50%      10/01/2017    $      463,750
    2,165,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT
                (ECFR)++                                                 5.75       12/01/2037         1,670,882
    1,250,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                CHARTER SCHOOL (EDUCATIONAL FACILITIES REVENUE)          5.63       05/01/2040         1,102,450
    1,500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                CHARTER SCHOOL FLAGSTAFF SERIES A (EDUCATIONAL
                FACILITIES REVENUE)                                      7.00       08/01/2038         1,385,895
      500,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                CHARTER SCHOOL MONUMENT ACADEMY SERIES A (OTHER
                REVENUE)                                                 7.25       10/01/2039           466,385
      125,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                STUDENT HOUSING CAMPUS VILLAGE APARTMENT
                (EDUCATIONAL FACILITIES REVENUE)                         5.50       06/01/2033           111,978
       15,000   COLORADO HFA SERIES A2 (HOUSING REVENUE)                 7.15       11/01/2014            15,244
      755,000   COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)              6.50       08/01/2031           761,191
      315,000   COLORADO HFA SERIES B2 (HOUSING REVENUE)                 7.10       04/01/2017           322,321
      925,000   COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST
                SECURITY BANK LOC)+/-                                    6.70       08/01/2017           962,675
      500,000   COLORADO HFA SERIES D2 (SFHR)                            6.90       04/01/2029           513,155
      500,000   DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT
                SERIES A (HOUSING REVENUE, FHA INSURED)                  5.75       10/01/2027           467,155
    9,760,000   DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B
                (HEALTHCARE FACILITIES REVENUE)+/-                       2.98       12/01/2033         5,953,600
    4,080,000   E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION
                SENIOR LIEN SERIES B (TOLL ROAD REVENUE LOC)##           5.36       09/01/2016         2,683,702
    5,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES C2 (OTHER
                REVENUE, MBIA INSURED)ss +/-                             5.00       09/01/2039         5,452,535
    1,245,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES D2 (OTHER
                REVENUE, MBIA INSURED)ss +/-                             5.00       09/01/2039         1,247,104
    1,490,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT
                SERIES A (AIRPORT REVENUE)                               5.15       05/01/2017         1,307,669
      495,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT
                TERMINAL IMPROVEMENT PROJECT SERIES B (AIRPORT
                REVENUE)                                                 5.05       05/01/2015           443,857
      890,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT
                TERMINAL IMPROVEMENT PROJECT SERIES B (AIRPORT
                REVENUE)                                                 5.25       05/01/2020           749,781
    1,000,000   LINCOLN PARK CO METROPOLITAN DISTRICT (PROPERTY TAX
                REVENUE)                                                 5.25       12/01/2017           948,420
      420,000   SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT
                (OTHER REVENUE)                                          7.38       09/01/2010           449,862

                                                                                                      36,674,887
                                                                                                  --------------
CONNECTICUT: 0.60%
    3,600,000   CONNECTICUT STATE 2ND LIEN TRANSPORTATION
                INFRASTRUCTURE SERIES 1 (OTHER REVENUE)                  4.25       02/01/2015         3,688,884
                                                                                                  --------------
DISTRICT OF COLUMBIA: 0.10%
      410,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                CORPORATION                                              5.38       05/15/2010           414,895
      205,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                CORPORATION                                              5.70       05/15/2012           206,544

                                                                                                         621,439
                                                                                                  --------------
FLORIDA: 6.53%
    3,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT
                FL (OTHER REVENUE)                                       4.80       11/01/2012         2,850,026
    5,675,000   CLAY COUNTY FL HOUSING FINANCE AUTHORITY SERIES A2
                (HOUSING REVENUE, FNMA)                                  4.85       04/01/2028         5,436,366
    3,475,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL
                SERIES B (OTHER REVENUE)                                 5.13       05/01/2016         3,003,825
      170,000   FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER
                MORTGAGE SERIES 4 (HOUSING REVENUE, GNMA INSURED)        4.70       01/01/2015           165,446
    1,500,000   FONTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT
                SERIES B (SPECIAL TAX REVENUE)                           6.00       05/01/2015         1,341,510
      265,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B
                (OTHER REVENUE LOC)                                      4.75       12/01/2015           267,761

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
FLORIDA (continued)
$   1,400,000   HALIFAX HOSPITAL MEDICAL CENTER SERIES B1 (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, FIRST
                SECURITY BANK LOC)                                        5.50%      06/01/2038   $    1,264,144
    1,900,000   HALIFAX HOSPITAL MEDICAL CENTER SERIES B2 (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, FIRST
                SECURITY BANK LOC)                                        5.38       06/01/2031        1,703,977
    2,000,000   HILLSBOROUGH COUNTY FL IDA (ELECTRIC REVENUE)             5.65       05/15/2018        1,925,480
      990,000   HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES
                UNIVERSITY COMMUNITY HOSPITAL SERIES A
                (HEALTHCARE FACILITIES REVENUE)                           5.63       08/15/2029          840,738
    5,390,000   JACKSONVILLE FL HFA AMT SERIES A2 (HOUSING
                REVENUE, GNMA)                                            5.00       04/01/2030        5,287,321
    2,400,000   LEE COUNTY FL (SOLID WASTE REVENUE, MBIA INSURED)         5.63       10/01/2013        2,426,016
    1,000,000   MIAMI DADE COUNTY FL INDUSTRIAL DEVELOPMENT
                AUTHORITY AIRIS MIAMI II LLC PROJECT (IDR, AMBAC
                INSURED)                                                  6.00       10/15/2025          943,010
    3,210,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS
                PROJECTS PUTTABLE (HOUSING REVENUE, FNMA)ss               5.05       08/01/2033        3,220,079
    1,600,000   PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE,
                GNMA INSURED)                                             4.85       04/01/2032        1,596,304
    4,850,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY SEMINOLE
                PROJECT SERIES A (OTHER REVENUE, AMBAC
                INSURED)ss +/-                                            5.35       03/15/2042        4,645,233
    3,800,000   SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO -
                STATES, TERRITORIES)++                                    5.75       10/01/2022        3,534,304

                                                                                                      40,451,540
                                                                                                  --------------
GEORGIA: 0.53%
      465,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA
                BAPTIST HEALTH CARE SYSTEM PROJECT (HCFR)                 6.38       10/01/2028          507,938
        5,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER
                REVENUE PREREFUNDED SERIES Y (ELECTRIC REVENUE
                LOC, MBIA INSURED)%% ss                                   6.50       01/01/2017            5,701
      450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER
                REVENUE SERIES Y (ELECTRIC REVENUE LOC, MBIA
                INSURED)                                                  6.50       01/01/2017          498,722
        5,000   GEORGIA STATE SERIES B (OTHER REVENUE)                    6.25       03/01/2011            5,389
    2,500,000   MARIETTA GA DEVELOPMENT AUTHORITY UNIVERSITY
                FACILITIES (COLLEGE AND UNIVERSITY REVENUE)               7.00       06/15/2039        2,286,500

                                                                                                       3,304,250
                                                                                                  --------------
GUAM: 0.04%
      280,000   GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES
                PARTNERSHIP GUAM PUBLIC SCHOOL FACILITIES PROJECT
                SERIES B (EDUCATIONAL FACILITIES REVENUE, ACA
                INSURED)                                                  4.50       10/01/2026          221,082
       60,000   GUAM HOUSING CORPORATION GUARANTEED
                MORTGAGE-BACKED SECURITIES SERIES A (HOUSING
                REVENUE, FHLMC INSURED)                                   5.75       09/01/2031           55,476

                                                                                                         276,558
                                                                                                  --------------
HAWAII: 0.17%
    1,000,000   HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)              5.75       07/01/2015        1,001,030
       70,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT
                CORPORATION SERIES A (HOUSING REVENUE, FNMA
                INSURED)                                                  5.75       07/01/2030           70,676

                                                                                                       1,071,706
                                                                                                  --------------
IDAHO: 1.74%
    6,300,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC
                REVENUE)%%                                                7.38       06/01/2040        6,607,377
    1,900,000   IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS
                CHARTER SCHOOL INCORPORATED SERIES A (OTHER
                REVENUE)                                                  6.50       12/01/2038        1,692,387
      500,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY
                CHARTER SCHOOL SERIES-A (OTHER REVENUE)                   6.00       06/01/2038          444,010
    1,500,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A
                (OTHER REVENUE)                                           6.13       07/01/2038        1,338,210
      290,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES E-CL I
                (SFMR)                                                    3.60       07/01/2033          285,058
      130,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2
                (HOUSING REVENUE, FHA INSURED)                            6.15       01/01/2028          131,821
      100,000   IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)          6.35       07/01/2015          100,043

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
IDAHO (continued)
$     150,000   IDAHO IHC HOSPITALS INCORPORATED (HCFR)                   6.65%      02/15/2021   $      175,320

                                                                                                      10,774,226
                                                                                                  --------------
ILLINOIS: 4.24%
    2,740,000   AURORA IL SERIES B                                        5.85       12/30/2013        2,566,092
    1,000,000   AURORA ILL TAX INCREMENT SERIES 3-B (TAX
                INCREMENTAL REVENUE)                                      6.50       12/30/2023          921,810
      500,000   CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING
                REVENUE, GNMA INSURED)                                    6.13       06/01/2039          515,110
      250,000   DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING
                PROJECT (SPECIAL TAX REVENUE)                             5.40       03/01/2016          230,950
    2,750,000   EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B
                (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)              7.00       01/01/2019        2,753,520
    1,215,000   HAMPSHIRE IL SPECIAL SERVICE AREA #18 CROWN
                DEVELOPMENT PROJECT TAMMS FARM SERIES A (SPECIAL
                TAX REVENUE)                                              6.00       03/01/2044          930,034
      500,000   HAMPSHIRE IL SPECIAL SERVICE AREA #19 CROWN
                DEVELOPMENT PRAIRIE RIDGE EAST B (SPECIAL TAX
                REVENUE)                                                  5.63       03/01/2022          415,940
    6,250,000   HARVEY IL SERIES A (PROPERTY TAX REVENUE)                 5.50       12/01/2027        5,526,313
      174,946   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE
                COMMUNITY REHABILITATION SERIES A####                     7.88       07/01/2020          136,178
      410,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (HCFR, GO)                        5.35       07/01/2027          361,702
       35,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH
                CARE SERIES A (HCFR, FIRST SECURITY BANK LOC)             5.00       05/15/2017           35,105
       45,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH
                CARE SERIES A (HCFR, FIRST SECURITY BANK LOC)             5.00       05/15/2018           44,550
    3,300,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #
                117 CAPITAL APPRECIATION SERIES B (PROPERTY TAX
                REVENUE, FGIC INSURED)##                                  5.32       12/01/2016        2,149,818
      900,000   MARKHAM IL SERIES B (PROPERTY TAX REVENUE)                4.75       02/01/2018          810,252
    1,770,000   MARKHAM IL SERIES C (PROPERTY TAX REVENUE)                4.75       02/01/2017        1,634,931
      415,000   MCCOOK IL (PROPERTY TAX REVENUE)                          5.00       12/01/2030          379,966
      835,000   ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT
                SERIES A HOUSING & URBAN DEVELOPMENT (HOUSING
                REVENUE, MBIA INSURED)                                    6.75       01/01/2018          845,997
    1,025,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY
                LOCAL GOVERNMENT PROGRAM COLLINSVILLE LIMITED
                (SALES TAX REVENUE)                                       5.00       03/01/2025          858,397
    1,500,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY
                LOCAL GOVERNMENT PROGRAM COLLINSVILLE LIMITED
                (SALES TAX REVENUE)                                       5.35       03/01/2031        1,241,025
      605,000   TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY
                TAX REVENUE, FGIC INSURED)                                9.00       12/01/2023          813,314
      975,000   VERNON HILLS IL TOWN CENTER PROJECT SERIES A (TAX
                INCREMENTAL REVENUE)                                      6.25       12/30/2026          855,631
    3,480,000   WILL COUNTY ILL COMMUNITY UNIT SCHOOL DISTRICT #
                201 CRETE-MONEE (PROPERTY TAX REVENUE, FGIC
                INSURED)##                                                5.38       11/01/2016        2,265,376

                                                                                                      26,292,011
                                                                                                  --------------
INDIANA: 0.32%
      290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B
                (OTHER REVENUE)                                           6.00       01/10/2020          315,134
    2,000,000   VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO
                FAMILY YMCA (OTHER REVENUE)                               6.00       12/01/2036        1,686,080

                                                                                                       2,001,214
                                                                                                  --------------
IOWA: 1.66%
    4,440,000   ALTOONA IA ANNUAL APPROPRIATION (TAX INCREMENTAL
                REVENUE)                                                  6.00       06/01/2039        3,968,738
      300,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                5.00       06/01/2014          301,050
      360,000   CORALVILLE IA COP SERIES D (OTHER REVENUE)                5.25       06/01/2016          357,797
      110,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER
                REVENUE)                                                  5.00       06/01/2009          109,110
      125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER
                REVENUE)                                                  5.00       06/01/2010          122,586
    6,705,000   XENIA IA RURAL WATER DISTRICT (WATER REVENUE,
                CIFG INSURED)                                             5.00       12/01/2041        5,434,738

                                                                                                      10,294,019
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
KANSAS: 2.57%
$   1,165,000   CITY OF OLATHE CITY KS SPECIAL OBLIGATION WEST
                VILLAGE CENTER PROJECT (TAX INCREMENTAL REVENUE)          5.50%      09/01/2026   $      991,205
      290,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH
                FACILITIES HARTFORD (HCFR LOC)                            6.13       04/01/2012          287,622
    3,825,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED
                SECURITIES SERIES A (SFHR, GNMA)                          5.40       12/01/2037        3,654,137
      680,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED
                SECURITIES SERIES A5 (HOUSING REVENUE LOC)+/-             5.70       12/01/2036          687,623
      460,000   SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING
                REVENUE, GNMA INSURED)                                    6.70       06/01/2029          466,325
    1,235,000   SEDGWICK & SHAWNEE COUNTIES SERIES A-1 (HOUSING
                REVENUE, GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)        5.75       12/01/2037        1,160,036
    3,450,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
                TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE
                WEST PROJECT (OTHER REVENUE)                              4.88       10/01/2028        2,721,774
    6,500,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM
                SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)          5.00       12/01/2020        5,964,790

                                                                                                      15,933,512
                                                                                                  --------------
KENTUCKY: 1.23%
   10,000,000   KENTUCKY ASSET LIABILITY COMMISSION SERIES B
                (OTHER REVENUE, FGIC INSURED)+/-                          2.43       11/01/2025        6,700,000
    1,000,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                ASHLAND HOSPITAL CORPORATION KINGS SERIES C               6.13       02/01/2038          946,660

                                                                                                       7,646,660
                                                                                                  --------------
LOUISIANA: 2.65%
    3,075,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT
                CLAIBORNE CORRECTIONAL FACILITIES PROJECT(OTHER
                REVENUE)                                                  6.25       03/01/2019        2,860,211
    1,000,000   COLONIAL PINNACLE COMMUNITY DEVELOPMENT DISTRICT
                (OTHER REVENUE)                                           7.00       05/01/2037          920,560
      700,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT
                SERIES A (HEFAR, CIFG INSURED)                            5.00       07/01/2030          582,834
    2,900,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK &
                GOLD FACILITIES PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, CIFG INSURED)                         5.00       07/01/2032        2,425,966
    1,385,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                CORPORATION SERIES B (OTHER REVENUE, AMBAC
                INSURED)                                                  5.00       06/01/2015        1,391,994
    3,925,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                CORPORATION SERIES B (OTHER REVENUE, AMBAC
                INSURED)                                                  5.00       06/01/2019        3,745,039
    1,225,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                CORPORATION SERIES B (OTHER REVENUE, AMBAC
                INSURED)                                                  5.00       06/01/2020        1,147,482
    1,700,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                  5.50       12/01/2021        1,585,539
      760,000   NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)              5.38       06/01/2014          737,284
    1,000,000   RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC
                PROJECT (OTHER REVENUE)ss +/-                             6.00       10/01/2038          998,370

                                                                                                      16,395,279
                                                                                                  --------------
MARYLAND: 0.14%
    1,000,000   BALTIMORE MD SPECIAL OBLIGATION SERIES-A (OTHER
                REVENUE)                                                  7.00       09/01/2038          896,160
                                                                                                  --------------
MASSACHUSETTS: 2.28%
    8,000,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A
                (OTHER REVENUE)+/-                                        2.34       11/01/2020        6,360,000
    2,200,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY NEW
                ENGLAND CONSERVATION OF MUSIC (COLLEGE AND
                UNIVERSITY REVENUE)                                       5.25       07/01/2038        1,857,460
    1,825,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC
                COMPANY NUCLEAR MIX # 4 SERIES 1 (ELECTRIC
                REVENUE, MBIA INSURED)ss +/-(M)(N)                        3.24       07/01/2017        1,825,000
    3,380,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE,
                AMBAC INSURED)                                            5.50       01/01/2013        2,972,034
      700,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE,
                AMBAC INSURED)                                            5.50       01/01/2016          586,782

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MASSACHUSETTS (continued)
$     515,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC
                INSURED)                                                  5.50%      01/01/2017   $      431,519
       90,000   MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM
                SERIES A
                PREREFUNDED (WATER REVENUE)%% ss                          6.00       08/01/2023           93,647

                                                                                                      14,126,442
                                                                                                  --------------
MICHIGAN: 4.42%
    1,400,000   CESAR CHAVEZ ACADEMY MI INCORPORATED CERTIFICATE
                PARTICIPATION (LEASE REVENUE)                             8.00       02/01/2033        1,450,232
    5,855,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES
                A-1 (OTHER REVENUE)                                       5.00       04/01/2015        5,670,333
    4,485,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                       5.75       10/01/2037        3,740,176
    2,025,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                CHANDLER PARK ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                  6.35       11/01/2028        1,886,490
    3,000,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                CHANDLER PARK ACADEMY (EDUCATIONAL FACILITIES
                REVENUE)                                                  6.50       11/01/2035        2,774,430
    2,445,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                LIMITED OBLIGATION BRADFORD (EDUCATIONAL FACILITIES
                REVENUE)++                                                6.50       09/01/2037        2,229,596
    1,260,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                LIMITED OBLIGATION CRESCENT (PRIVATE SCHOOL REVENUE)      7.00       10/01/2036        1,163,308
    1,175,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY
                LIMITED OBLIGATION NATAKI TALIBAH (EDUCATIONAL
                FACILITIES REVENUE)                                       6.25       10/01/2023        1,058,687
    1,150,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS
                CHARITY (HOSPITAL REVENUE)                                5.25       11/01/2015        1,195,368
    1,360,000   MICHIGAN STRATEGIC FUND DETROIT EDISON POLL CONTROL
                SERIES C (OTHER REVENUE)                                  5.65       09/01/2029        1,143,583
    1,690,000   MICHIGAN STRATEGIC FUND SERIES A (HOUSING REVENUE,
                GUARANTEE AGREEMENT)                                      5.25       10/15/2021        1,679,708
    1,460,000   STAR INTERNATIONAL ACADEMY MI FULL TERM
                (LEASE REVENUE)                                           6.13       03/01/2037        1,216,399
    2,085,000   WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX
                REVENUE, FGIC INSURED)                                    8.00       05/01/2010        2,202,344

                                                                                                      27,410,654
                                                                                                  --------------
MINNESOTA: 2.35%
      500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT
                SERIES A (HOUSING REVENUE)                                7.25       01/01/2032          502,790
      310,000   BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT
                SERIES A (TAX INCREMENTAL REVENUE)                        5.00       08/01/2009          313,416
    1,000,000   FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES
                A (LEASE REVENUE)                                         6.00       11/01/2037          815,420
    2,840,000   MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS COMMISSION
                SERIES D (AIRPORT REVENUE, FGIC INSURED)                  5.75       01/01/2013        2,876,153
    2,085,000   MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS COMMISSION
                SUB-SERIES B (AIRPORT REVENUE, FGIC INSURED)              5.00       01/01/2016        2,094,904
    3,750,000   MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS COMMISSION
                SUB-SERIES B (AIRPORT REVENUE, FGIC INSURED)              5.00       01/01/2017        3,724,688
      960,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS
                SERIES A (HCFR, MBIA INSURED)                             5.00       11/15/2015          982,406
      750,000   TOWNSHIP OF BAYTOWN MN ST CROIX PREPARATORY ACADEMY
                SERIES A (LEASE REVENUE)                                  7.00       08/01/2038          688,868
    1,000,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A
                (ELECTRIC PLANT REVENUE LOC)                              5.50       01/01/2012        1,022,070
    1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A         7.50       12/01/2031        1,508,565

                                                                                                      14,529,280
                                                                                                  --------------
MISSISSIPPI: 0.06%
      500,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS
                PASSENGER FACILITIES SERIES A (AIRPORT REVENUE,
                ACA INSURED)                                              5.00       10/01/2022          388,775
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MISSOURI: 2.76%
$     930,000   CASS COUNTY MO (HOSPITAL REVENUE)                         5.00%      05/01/2014   $      909,903
    1,760,000   CASS COUNTY MO (HOSPITAL REVENUE)                         5.50       05/01/2027        1,523,843
    1,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT
                DISTRICT MO (SALES TAX REVENUE, CIFG INSURED)             4.00       04/15/2026        1,001,250
      600,000   COTTLEVILLE MO COP (LEASE REVENUE)                        5.25       08/01/2031          484,014
      840,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT
                PROJECT                                                   5.20       04/15/2020          771,322
    4,500,000   INDEPENDENCE MO THIRTY-NINTH STREET TRANSPORTATION
                DISTRICT IMPROVEMENT DEVELOPMENT ROAD IMPROVEMENT
                PROJECT (TRANSPORTATION REVENUE)                          6.88       09/01/2032        4,127,220
    3,475,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION        5.25       12/01/2014        3,364,530
    1,905,000   MISSOURI HOUSING DEVELOPMENT COMMISSION AMT
                HOMEOWNERSHIP LOAN PROGRAM SERIES B
                (HOUSING REVENUE, GNMA)                                   6.05       03/01/2037        1,905,667
      460,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)     5.00       09/01/2026          397,178
    2,555,000   SAINT LOUIS MO LAMBERT SAINT LOUIS INTERNATIONAL
                SERIES B (AIRPORT REVENUE, FGIC INSURED)                  6.00       07/01/2013        2,637,680

                                                                                                      17,122,607
                                                                                                  --------------
MONTANA: 0.08%
      325,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT A (AIRPORT REVENUE)                 5.00       06/01/2013          320,239
      195,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
                INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)          5.00       06/01/2013          191,198

                                                                                                         511,437
                                                                                                  --------------
NEVADA: 0.72%
    2,500,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER
                REVENUE, US BANK NA LOC)                                  5.00       06/01/2024        2,026,450
    1,900,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER
                REVENUE, US BANK NA LOC)                                  5.13       06/01/2027        1,521,653
    1,000,000   SPARKS NV LOCAL IMPROVEMENT DISTRICTS DISTRICT #
                3 (OTHER REVENUE)                                         6.75       09/01/2027          916,280

                                                                                                       4,464,383
                                                                                                  --------------
NEW JERSEY: 1.50%
    5,650,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                (CIGARETTE TAX REVENUE)                                   5.63       06/15/2018        5,220,939
    1,195,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                (CIGARETTE TAX REVENUE)                                   5.75       06/15/2029        1,044,573
    2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                (CIGARETTE TAX REVENUE)                                   5.75       06/15/2034        1,695,780
      500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                (EXCISE TAX REVENUE)                                      5.63       06/15/2019          459,330
      880,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE
                AUTHORITY SERIES A (COLLEGE & UNIVERSITY REVENUE,
                AMBAC INSURED)                                            5.15       06/01/2012          891,211

                                                                                                       9,311,833
                                                                                                  --------------
NEW MEXICO: 0.47%
    1,400,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES
                A2 CLASS I (HOUSING REVENUE, GNMA INSURED)                4.40       01/01/2027        1,352,414
    1,620,000   OTERO COUNTY NM (JAIL FACILITIES REVENUE)                 5.50       04/01/2013        1,537,979

                                                                                                       2,890,393
                                                                                                  --------------
NEW YORK: 3.84%
    1,370,000   ALBANY NY INDUSTRIAL DEVELOPMENT AGENCY SERIES A
                BRIGHTER CHOICE CHARTER SCHOOL (EDUCATIONAL
                FACILITIES REVENUE)                                       4.55       04/01/2015        1,298,212
    2,965,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER
                PROJECT (HFFA REVENUE)                                    4.75       12/01/2014        2,731,388

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
NEW YORK (continued)
$   4,625,000   LONG ISLAND NY POWER AUTHORITY SERIES E
                (ELECTRIC REVENUE, MBIA INSURED)ss +/-(M)(N)              7.42%      05/01/2033   $    4,625,000
      140,000   NASSAU COUNTY NY IDA                                      6.88       07/01/2010          146,433
      680,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN
                COLLEGE AERONAUTICS SERIES A                              5.00       12/01/2016          623,342
      655,000   NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1            6.88       07/01/2010          656,860
      100,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE
                TAX+/-                                                    5.25       02/01/2029          103,845
    5,545,000   NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE
                SERIES B (HOSPITAL REVENUE)+/-                            2.61       05/01/2018        4,630,075
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                 5.50       10/15/2014        1,056,480
    1,000,000   ROCKLAND COUNTY NY (PROPERTY TAX REVENUE,
                FGIC INSURED)                                             5.60       10/15/2015        1,059,340
    3,075,000   SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS
                AUTHORITY SERIES A (OTHER REVENUE)++                      5.25       12/01/2016        2,852,432
    3,150,000   TOBACCO SETTLEMENT FINANCING AUTHORITY CORPORATION
                SERIES B-1C (OTHER REVENUE)                               5.50       06/01/2020        3,187,170
      800,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES A
                (EXCISE TAX REVENUE)                                      5.50       06/01/2018          811,864

                                                                                                      23,782,441
                                                                                                  --------------
NORTH DAKOTA: 0.27%
      640,000   NORTH DAKOTA STATE HFA (HOUSING REVENUE)                  4.70       07/01/2031          636,621
       35,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM
                SERIES C (HOUSING REVENUE)                                5.95       07/01/2017           35,441
       20,000   NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM
                SERIES C (HOUSING REVENUE)                                6.10       07/01/2028           20,282
      960,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD
                RESERVATION ND (RECREATIONAL FACILITIES REVENUE)          6.30       11/15/2010          960,317

                                                                                                       1,652,661
                                                                                                  --------------
OHIO: 2.11%
      850,000   DEERFIELD TOWNSHIP OH (TAX ALLOCATION REVENUE)            5.00       12/01/2025          743,895
      250,000   JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                     6.00       12/01/2017          250,385
      350,000   LAKE COUNTY OH HOSPITAL FACILITIES LAKE HOSPITAL
                SYSTEMS SERIES C (HOSPITAL REVENUE)                       5.13       08/15/2019          329,875
    3,760,000   MONTGOMERY COUNTY OH CHEVY CHASE
                APARTMENTS ss +/-                                         4.95       11/01/2035        3,291,767
    4,500,000   OHIO ENTERPRISE BOND SERIES 2A (ECONOMIC
                DEVELOPMENT REVENUE)                                      5.50       12/01/2019        4,076,325
    1,900,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING
                REDEVELOPMENT SERIES A (OTHER REVENUE)                    5.75       12/01/2027        1,656,648
    3,200,000   TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE
                AT LEVIS COMMONS (OTHER REVENUE)                          5.40       11/01/2036        2,697,632

                                                                                                      13,046,527
                                                                                                  --------------
OKLAHOMA: 2.64%
    1,250,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++               6.00       12/01/2025        1,182,688
    2,070,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++               6.25       12/01/2032        1,921,747
    2,896,057   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4
                GERONIMO (EDUCATIONAL FACILITIES REVENUE)                 6.25       08/15/2014        3,117,142
    3,275,000   MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY OK
                BLANCHARD PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          4.85       09/01/2018        3,099,853
    2,855,000   MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY OK
                BLANCHARD PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          5.00       09/01/2019        2,688,953
    1,030,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY
                BLANCHARD PUBLIC SCHOOLS PROJECT (LEASE REVENUE)          4.70       09/01/2017          978,964
      165,000   OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY
                REVENUE BOND                                              6.80       09/01/2026          166,589
    3,490,000   OKLAHOMA INDUSTRIES AUTHORITY OK (NURSING HOME
                REVENUE)                                                  5.75       07/01/2034        3,217,501

                                                                                                      16,373,437
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
OREGON: 0.46%
$   1,370,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION
                II SERIES A (HCFR)                                        6.13%      04/15/2029   $      840,632
      320,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
                AMT SFMR PROGRAM SERIES B (HOUSING REVENUE)               4.55       07/01/2027          317,533
      460,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
                SERIES M (HOUSING REVENUE)                                6.20       07/01/2028          448,707
    1,240,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT
                SERIES N (HOUSING REVENUE)                                3.90       07/01/2029        1,232,324

                                                                                                       2,839,196
                                                                                                  --------------
PENNSYLVANIA: 4.05%
    4,585,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC
                INSURED)                                                  6.13       01/01/2016        4,617,462
    1,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY
                WEST PENN ALLEGHENY HEALTH SYSTEM SERIES A
                (HEALTHCARE FACILITIES REVENUE)                           5.00       11/15/2011        1,413,765
    2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD
                PROJECT SERIES A                                          7.50       12/15/2029        2,227,580
    1,000,000   CAMBRIA COUNTY PA (PROPERTY TAX REVENUE,
                FGIC INSURED)                                             5.50       08/15/2016          975,390
    2,000,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT
                SERIES A (IDR)                                            6.38       12/15/2037        1,752,660
    1,520,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT
                SERIES A                                                  5.63       10/01/2015        1,425,000
    1,850,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES
                A (IDR)                                                   6.10       07/01/2013        1,765,492
      925,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY
                LOCAL GOVERNMENT SERIES C                                 7.75       07/01/2027        1,129,425
    6,500,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
                AUTHORITY COLVER PROJECT SERIES F (ECONOMIC
                DEVELOPMENT REVENUE, AMBAC INSURED)                       5.00       12/01/2015        6,233,305
    1,880,000   PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A
                (HCFR LOC)                                                5.70       11/15/2011        1,767,463
      280,000   PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTHORITY
                ALLEGHENY DELAWARE VALLEY OBLIGATION-A (HOSPITAL
                REVENUE, MBIA INSURED)                                    5.60       11/15/2010          265,742
      300,000   PENNSYLVANIA HOUSING FINANCE AGENCY AMT SERIES 99A
                (HOUSING REVENUE)                                         4.70       10/01/2017          281,940
    1,450,000   PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A
                (OTHER REVENUE)                                           5.85       08/15/2037        1,231,746

                                                                                                      25,086,970
                                                                                                  --------------
PUERTO RICO: 2.51%
    1,000,000   COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE
                LOC)                                                      5.65       07/01/2015        1,031,860
    4,950,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX
                REVENUE)                                                  5.00       07/01/2018        4,753,832
        5,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY
                (SEWER REVENUE)                                          10.25       07/01/2009            5,188
    4,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES NN
                (ELECTRIC PLANT REVENUE, MBIA INSURED)                    5.25       07/01/2023        3,915,280
    2,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-               2.39       07/01/2029        1,280,000
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                (ELECTRIC REVENUE)                                        5.50       07/01/2021        1,458,375
    1,015,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY
                ANA G. MENDEZ UNIVERSITY                                  5.00       02/01/2010        1,020,532
    2,000,000   PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                APPROPRIATION SERIES A (OTHER REVENUE, AMBAC
                INSURED)                                                  5.38       06/01/2018        2,066,100

                                                                                                      15,531,167
                                                                                                  --------------
SOUTH CAROLINA: 2.54%
    5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   9.02       01/01/2027          999,100
      400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.82       01/01/2028           75,924
   10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.76       01/01/2032        1,409,670
    4,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.22       01/01/2038          412,163
    7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
                APPRECIATION SERIES B (TOLL ROAD REVENUE)##               8.58       01/01/2034          934,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                 INTEREST
  PRINCIPAL     SECURITY NAME                                                      RATE     MATURITY DATE        VALUE
-------------   --------------------------------------------------------------   --------   -------------   --------------
SOUTH CAROLINA (continued)
$   1,495,000   KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
                REVENUE, CIFG INSURED)                                             5.00%       12/01/2020   $    1,451,645
      705,000   LAURENS COUNTY SC SCHOOL DISTRICT #055 (LEASE REVENUE)             5.25        12/01/2030          594,188
      150,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
                (LEASE REVENUE, GUARANTEE AGREEMENT)                               5.00        12/01/2015          154,053
    4,380,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY KERSHAW
                COUNTY MEDICAL CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)      6.00        09/15/2038        3,975,332
    1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##                       6.93        10/01/2030          409,866
    1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##                       6.89        10/01/2031          386,286
    1,835,000   THREE RIVERS SOLID WASTE AUTHORITY SOUTH CAROLINA CAPITAL
                APPRECIATION LANDFILL GAS PROJECT (SOLID WASTE REVENUE)##          6.90        10/01/2032          359,825
    4,000,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY (OTHER
                REVENUE)                                                           5.00        06/01/2018        3,827,840
      760,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                (LEASE REVENUE)                                                    5.25        12/01/2017          739,047

                                                                                                                15,729,769
                                                                                                            --------------
SOUTH DAKOTA: 1.79%
    1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B                                5.60        05/01/2020        1,230,538
    2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                 5.50        05/01/2019        1,797,380
      440,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION         7.00        11/01/2013          429,194
    1,290,000   SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION         7.00        11/01/2023        1,189,961
      275,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   4.75        04/01/2010          276,782
      285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   5.00        04/01/2011          287,129
      300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   5.25        04/01/2012          302,478
      320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                PROJECT SERIES A                                                   5.25        04/01/2013          321,142
      420,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B     5.00        04/01/2014          414,053
      685,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A     5.50        04/01/2018          659,265
    3,610,000   SOUTH DAKOTA EDFA SPEARFISH FOREST SERIES A (OTHER REVENUE)        5.88        04/01/2028        3,304,883
    1,000,000   SOUTH DAKOTA STATE HEFA AVERA HEALTH SERIES B (OTHER REVENUE)      5.50        07/01/2035          872,700

                                                                                                                11,085,505
                                                                                                            --------------
TENNESSEE: 2.43%
    7,550,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL
                1ST MORTGAGE SERIES B (HEALTHCARE FACILITIES REVENUE, MBIA
                INSURED)                                                           7.00        07/01/2020        7,987,900
      750,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                METHODIST PREREFUNDED (HCFR)ss                                     6.50        09/01/2021          836,948
    1,155,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                REVENUE)                                                           5.00        09/01/2016          994,952
    1,100,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                REVENUE)                                                           5.00        02/01/2023          841,577
    4,500,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION SERIES C (OTHER
                REVENUE)                                                           5.00        02/01/2010        4,376,745

                                                                                                                15,038,122
                                                                                                            --------------
TEXAS: 7.77%
   11,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A            5.00        08/15/2034       11,611,895
      200,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER FIRST TIER SERIES B (OTHER REVENUE)++                       6.00        01/01/2009          200,712
      475,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                CENTER FIRST TIER SERIES B (OTHER REVENUE)++                       6.00        01/01/2010          480,942
    1,770,000   BEXAR COUNTY TX REVENUE PROJECT%% ss                               5.75        08/15/2022        1,840,871
       10,000   GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
                REVENUE)                                                           8.50        09/01/2011            9,716
    1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                      5.25        10/01/2016        1,132,896

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                 INTEREST
  PRINCIPAL     SECURITY NAME                                                      RATE     MATURITY DATE        VALUE
-------------   --------------------------------------------------------------   --------   -------------   --------------
TEXAS (continued)
$     755,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                      5.25%       10/01/2017   $      704,845
    1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)      5.50        10/01/2019        1,289,092
    1,750,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)        5.75        10/01/2025        1,539,230
      825,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (NURSING HOME
                REVENUE)                                                           5.50        10/01/2016          791,753
    1,300,000   GATEWAY PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA)ss +/-         4.55        07/01/2034        1,298,284
      500,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, MBIA
                INSURED)                                                           6.00        06/01/2013          527,575
      750,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                (EDUCATIONAL FACILITIES REVENUE)                                   6.25        02/15/2017          715,643
    2,550,000   LEWISVILLE TX (OTHER REVENUE)                                      6.75        10/01/2032        2,339,345
    5,100,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER SERIES E3
                (OTHER REVENUE)ss +/-                                              5.75        01/01/2038        5,239,332
    6,500,000   NORTH TEXAS TOLLWAY AUTHORITY TOLL 2ND TIER SERIES F (TOLL
                ROAD REVENUE)                                                      5.75        01/01/2038        5,849,090
      340,000   PARMER COUNTY HOSPITAL DISTRICT (HCFR)                             5.50        02/15/2027          309,577
    4,465,000   SABINE RIVER TX AUTHORITY SOUTHWESTERN ELECTRIC COMPANY
                (ELECTRIC REVENUE, MBIA INSURED)                                   4.95        03/01/2018        4,267,156
      160,000   TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION WADLEY
                REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)              6.00        10/01/2017          172,061
    2,610,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                D (UTILITIES REVENUE)                                              5.63        12/15/2017        2,323,814
    1,250,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES C
                (UTILITIES REVENUE)+/-                                             3.34        12/15/2026          806,250
      435,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
                INSURED)                                                           4.65        02/15/2019          371,442
       90,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
                INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)        4.70        02/15/2020           75,734
    1,390,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                 5.75        12/01/2027        1,201,447
      880,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                EDUCATION SERIES A (OTHER REVENUE)                                 5.88        12/01/2036          740,960
    2,310,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)         5.00        02/15/2018        1,993,207
      325,000   VARNER CREEK UTILITY DISTRICT TX (PROPERTY TAX REVENUE)            5.90        08/15/2029          290,154

                                                                                                                48,123,023
                                                                                                            --------------
UTAH: 0.56%
    1,000,000   UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN-SERIES A
                (PRIVATE SCHOOL REVENUE)                                           5.75        02/15/2022          888,500
      250,000   UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
                SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                  5.50        05/15/2019          265,485
      700,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY CHANNING HALL
                SERIES A (EDUCATIONAL FACILITIES REVENUE)++                        6.00        07/15/2037          574,609
    2,000,000   WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)++                                              6.38        06/01/2037        1,722,560

                                                                                                                 3,451,154
                                                                                                            --------------
VIRGINIA: 1.99%
    1,855,000   MARQUIS CDA VA (OTHER REVENUE)                                     5.63        09/01/2018        1,704,485
    1,894,000   REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
                REVENUE)                                                           5.10        03/01/2021        1,582,456
    5,760,000   TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED (EXCISE
                TAX REVENUE)                                                       5.50        06/01/2026        6,033,312
    1,150,000   WATKINS CENTRE CDA VA (OTHER REVENUE)                              5.40        03/01/2020        1,002,789
    2,200,000   WHITE OAK VILLAGE VA SHOPS CDA (SPECIAL TAX REVENUE)               5.30        03/01/2017        2,020,040

                                                                                                                12,343,082
                                                                                                            --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

                                                                                 INTEREST
  PRINCIPAL     SECURITY NAME                                                      RATE     MATURITY DATE        VALUE
-------------   --------------------------------------------------------------   --------   -------------   --------------
WASHINGTON: 2.32%
$   1,200,000   OKANOGAN COUNTY WA IRRIGATION DISTRICT                             4.75%       12/01/2013   $    1,220,964
    2,250,000   PORT SUNNYSIDE WA (AIRPORT REVENUE)                                6.63        12/01/2021        2,117,520
      605,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
                (OTHER REVENUE, ACA INSURED)                                       5.80        12/01/2015          554,331
      590,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                       5.50        06/01/2012          590,608
    8,780,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
                ASSET-BACKED                                                       6.50        06/01/2026        8,303,773
    1,810,000   WASHINGTON STATE HCFR SERIES B (HCFR, MBIA INSURED)                5.00        02/15/2027        1,611,859

                                                                                                                14,399,055
                                                                                                            --------------
WEST VIRGINIA: 0.17%
    1,000,000   OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
                FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)              5.85        06/01/2034          863,690
      215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A       5.00        06/01/2015          206,499

                                                                                                                 1,070,189
                                                                                                            --------------
WISCONSIN: 4.13%
      380,000   BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE
                TAX REVENUE)                                                       5.75        06/01/2012          384,138
   11,485,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED                                                       6.00        06/01/2017       11,666,693
    3,285,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                ASSET-BACKED (OTHER REVENUE)                                       6.13        06/01/2027        3,300,998
    2,000,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
                SERIES A                                                           5.75        08/01/2035        1,735,700
      630,000   MILWAUKEE WI REDEVELOPMENT AUTHORITY SCIENCE EDUCATION
                CONSORTIUM PROJECT SERIES A (OTHER REVENUE)                        5.13        08/01/2015          612,625
      520,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                          5.35        12/01/2010          520,364
      390,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                          5.50        12/01/2011          390,222
    2,800,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM
                PROJECT ss +/-                                                     5.00        12/01/2027        2,702,924
    4,725,000   WISCONSIN STATE HEFA WHEATON FRANCISCAN HEALTHCARE (HCFR)          5.25        08/15/2018        4,292,028

                                                                                                                25,605,692
                                                                                                            --------------
WYOMING: 0.99%
    6,500,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                CHASE BANK LOC)                                                    4.65        12/01/2016        6,132,490
                                                                                                            --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $653,169,964)                                                              608,432,981
                                                                                                            --------------
SHARES

SHORT-TERM INVESTMENTS: 2.16%

MUTUAL FUNDS: 2.16%
   13,384,074   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                  13,384,074
                                                                                                            --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,384,074)                                                                 13,384,074
                                                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $666,554,038)*                                                             100.34%                    $  621,817,055

OTHER ASSETS AND LIABILITIES, NET                                                 (0.34)                        (2,119,762)
                                                                                 ------                     --------------
TOTAL NET ASSETS                                                                 100.00%                    $  619,697,293
                                                                                 ------                     --------------

%%      SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

MUNICIPAL BOND FUND

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(M) AN AUCTION RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $13,384,074.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 100.01%

ALABAMA: 2.52%
$   2,500,000   ALABAMA SPECIAL CARE FACILITIES FINANCING
                AUTHORITY-BIRMINGHAM AL SERIES A-1 (HEALTHCARE
                FACILITIES REVENUE)                                       5.00%      06/01/2012   $    2,547,025
    1,250,000   EAST AL HEALTH CARE AUTHORITY SERIES B (HFFA
                REVENUE)                                                  4.63       09/01/2012        1,232,450
      450,000   JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)           4.63       02/15/2012          424,827
      500,000   JEFFERSON COUNTY AL SERIES B8 (SEWER REVENUE,
                FIRST SECURITY BANK LOC)                                  5.25       02/01/2016          456,385
    3,945,000   LAKE MARTIN AL AREA IDA (IDR)                             4.50       02/01/2010        3,945,868
    3,200,000   LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS
                BANK LOC)                                                 4.00       08/01/2010        3,168,448
    5,955,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA
                POWER COMPANY BARRY SERIES A (POWER
                REVENUE) +/- ss                                           4.75       06/01/2034        6,032,177
    1,000,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE AND
                UNIVERSITY REVENUE)                                       4.00       09/01/2011        1,002,870
      800,000   UNIVERSITY OF ALABAMA AL SERIES A (COLLEGE AND
                UNIVERSITY REVENUE)                                       5.00       09/01/2012          820,760
      380,000   UNIVERSITY OF ALABAMA SERIES A (OTHER REVENUE)            5.00       09/01/2013          388,675
    3,300,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT
                CHIMNEY COVE PROJECT (OTHER REVENUE) +/- ss               5.00       07/01/2037        3,242,250

                                                                                                      23,261,735
                                                                                                  --------------
ALASKA: 0.51%
      195,000   ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)                                        7.00       07/01/2009          200,721
      460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY
                (UTILITIES REVENUE LOC)                                   6.00       01/01/2015          462,544
    2,500,000   ALASKA NORTHERN TOBACCO SECURITIZATION
                CORPORATION SERIES A (OTHER REVENUE)                      4.63       06/01/2023        2,139,150
    1,315,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK
                TOBACCO SETTLEMENT REVENUE ASSET-BACKED
                PREREFUNDED (EXCISE TAX REVENUE) ss                       6.20       06/01/2022        1,367,968
      550,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK
                TOBACCO SETTLEMENT REVENUE ASSET-BACKED
                PREREFUNDED (EXCISE TAX REVENUE) ss                       6.50       06/01/2031          581,697

                                                                                                       4,752,080
                                                                                                  --------------
ARIZONA: 3.83%
    2,150,000   ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION
                JUNIOR SUBORDINATE SERIES                                 6.30       12/01/2008        2,160,363
      500,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH
                SERIES D (HEALTHCARE FACILITIES REVENUE)                  5.00       01/01/2009          502,375
    1,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH
                SERIES D (HEALTHCARE FACILITIES REVENUE)                  5.00       01/01/2012        1,018,840
   11,175,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES B (HOSPITAL
                REVENUE) +/- ss                                           8.81       02/01/2042       10,032,356
    3,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES A (HOSPITAL
                REVENUE) +/- ss                                           8.96       02/01/2042        3,154,375
      265,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           4.50       07/15/2009          266,007
      180,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           4.70       07/15/2010          180,326
      185,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           4.85       07/15/2011          183,864
      100,000   ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES
                DISTRICT (PROPERTY TAX REVENUE)                           5.00       07/15/2012           98,536
    4,000,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY
                CORPORATION SUB LIEN (WATER REVENUE)                      4.75       10/01/2032        3,798,680
    2,955,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOLS PROJECT
                (OTHER REVENUE)                                           6.38       01/01/2019        2,751,607
    1,635,000   PIMA COUNTY AZ IDA GLOBAL WATER RESEARCH LLC
                PROJECT (WATER REVENUE)                                   5.50       12/01/2013        1,541,445
      960,000   PINAL COUNTY AZ ELECTRIC DISTRICT #4  (ELECTRIC
                REVENUE)                                                  4.25       12/01/2012          926,602
      690,000   QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ
                (OTHER REVENUE)                                           4.85       07/15/2012          670,970
    2,220,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1
                (OTHER REVENUE)                                           4.85       07/15/2014        2,115,638

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
ARIZONA (continued)
$   1,911,712   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN
                RESERVATION FORT APACHE TIMBER EQUIPMENT LEASE            6.25%      03/04/2012   $    1,850,786
    4,250,000   YAVAPAI AZ INDUSTRIAL DEVELOPMENT AUTHORITY WASTE
                MANAGEMENT INCORPORATED PROJECT (OTHER
                REVENUE) +/- ss                                           4.00       06/01/2027        4,114,638

                                                                                                      35,367,408
                                                                                                  --------------
ARKANSAS: 0.27%
      540,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY
                PUBLIC HEALTH LABORATORY (HCFR, AMBAC INSURED)            3.90       12/01/2024          539,692
      400,000   FAYETTEVILLE AR (SALES TAX REVENUE, FIRST
                SECURITY BANK LOC)                                        4.13       11/01/2026          401,696
      500,000   GARLAND COUNTY AR FACILITIES BOARD                        4.20       10/01/2009          499,950
      495,000   GARLAND COUNTY AR FACILITIES BOARD                        4.30       10/01/2010          492,000
      165,000   GARLAND COUNTY AR FACILITIES BOARD                        4.40       10/01/2011          162,362
      405,000   GARLAND COUNTY AR FACILITIES BOARD                        4.50       10/01/2012          395,017

                                                                                                       2,490,717
                                                                                                  --------------

CALIFORNIA: 6.29%
    1,440,000   ABAG CA FINANCE AUTHORITY FOR NONPROFIT
                CORPORATIONS GEORGIANA BRUCE KIRBY PREPARATORY
                SCHOOL (PRIVATE SCHOOL REVENUE, COMMERCIAL BANK
                CA LOC) +/- ss                                            3.85       02/01/2037        1,416,614
    2,440,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED PROGRAM SERIES C PUTTABLE
                (HOUSING REVENUE, GNMA INSURED) ss                        4.10       08/01/2039        2,352,184
    1,630,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES PROGRAM SERIES E
                (HOUSING REVENUE, GNMA)                                   4.35       02/01/2024        1,609,592
    2,500,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES SERIES D (OTHER
                REVENUE, GNMA)                                            4.30       08/01/2024        2,435,425
    1,030,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL
                PENINSULA PROJECT (GO - STATES, TERRITORIES)              4.60       11/01/2013          996,391
    3,300,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY
                REDEVELOPMENT PROJECT #2 (OTHER REVENUE)                  4.45       10/01/2011        3,288,813
    3,900,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR
                AGENCY (TOLL ROAD REVENUE)                                5.25       07/15/2010        3,801,564
    2,800,000   MONROVIA CA REDEVELOPMENT AGENCY CENTURY
                REDEVELOPMENT PROJECT AREA #1 (TAX INCREMENTAL
                REVENUE)                                                  4.40       06/01/2012        2,742,852
    7,300,000   NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE)+/-           2.47       07/01/2017        5,037,000
    9,300,000   NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)+/-       2.50       07/01/2019        6,045,000
    1,530,000   NORTHERN CALIFORNIA GAS AUTHORITY #1 SERIES A
                (ELECTRIC PLANT REVENUE)                                  5.00       07/01/2010        1,330,733
    1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA
                INSURED)                                                  5.65       08/01/2014        1,514,422
    5,000,000   PITTSBURG REDEVELOPMENT AGENCY LOS MEDANOS
                COMMUNITY SERIES A (TAX INCREMENTAL REVENUE,
                AMBAC INSURED)+/- ss(M)(N)                               10.00       09/01/2036        5,000,000
   10,700,000   RICHMOND CA JOINT POWERS FINANCING
                AUTHORITY +/- ss                                          4.13       08/01/2037       10,700,000
    3,000,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP
                (LEASE REVENUE, AMBAC INSURED)                            5.63       09/01/2012        3,036,540
    1,575,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE
                ENTERPRISE (OTHER REVENUE)++                              4.50       03/01/2011        1,556,856
    1,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
                PROJECT #1 SERIES A (UTILITIES REVENUE)                   5.00       11/01/2009          978,640
    2,835,000   VERNON CA NATURAL GAS FINANCING AGENCY VERNON GAS
                PROJECT SUBSERIES A-1 (OTHER REVENUE, MBIA
                INSURED) +/- ss                                           5.00       08/01/2021        2,835,312
    1,380,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON
                GAS PROJECT SERIES A3 (UTILITIES REVENUE, MBIA
                INSURED) +/- ss                                           5.00       08/01/2021        1,387,507

                                                                                                      58,065,445
                                                                                                  --------------
COLORADO: 2.16%
    1,550,000   BOULDER COUNTY CO HOVER MANOR PROJECT (HOUSING
                REVENUE, FNMA INSURED) +/- ss                             4.75       04/01/2026        1,595,973
    9,500,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2
                (OTHER REVENUE, MBIA INSURED) +/- ss                      5.00       09/01/2039        9,561,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
COLORADO (continued)
$   4,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH SERIES C-6 (HEALTHCARE FACILITIES
                REVENUE) +/- ss                                           3.95%      09/01/2036   $    4,026,880
       70,000   COLORADO HEALTH FACILITIES EVANGELICAL UNREFUNDED
                (HFFA)                                                    6.25       12/01/2010           72,515
      280,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL
                PREREFUNDED (HFFA)                                        6.25       12/01/2010          290,212
      390,000   DENVER CITY & COUNTY CO (HOUSING REVENUE)                 7.00       08/01/2010          412,675
    1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY COLORADO SERIES A2
                (ECONOMIC DEVELOPMENT REVENUE, MBIA
                INSURED) +/- ss                                           5.00       09/01/2039        1,526,085
    1,410,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A
                (AIRPORT REVENUE)                                         5.00       05/01/2011        1,353,050
    1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A
                (PROPERTY TAX REVENUE, RADIAN INSURED)                    5.38       12/01/2013        1,115,134

                                                                                                      19,954,084
                                                                                                  --------------
CONNECTICUT: 1.09%
    2,000,000   CONNECTICUT STATE 2ND LIEN TRANSPORTATION
                INFRASTRUCTURE SERIES 1 (OTHER REVENUE)                   4.25       02/01/2015        2,049,380
    5,370,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE
                SERIES D (EDUCATIONAL FACILITIES REVENUE, RADIAN
                INSURED) +/- ss                                           4.15       07/01/2037        5,370,000
      700,000   CONNECTICUT STATE HEFA NEW OPPORTUNITIES FOR
                WATERBURY SERIES A (LEASE REVENUE LOC)                    6.75       07/01/2013          710,654
    2,000,000   MASHANTUCKET WESTERN PEQUOT TRIBE CT SUBSERIES B
                (SPECIAL TAX REVENUE)##                                   4.36       09/01/2009        1,922,180

                                                                                                      10,052,214
                                                                                                  --------------
DELAWARE: 0.43%
    2,660,000   DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES
                (HCFR, AMBAC INSURED)                                     5.25       10/01/2010        2,742,114
    1,295,000   DELAWARE STATE HOUSING AUTHORITY SENIOR SINGLE
                FAMILY MORTGAGE SERIES D1 (HOUSING REVENUE)               4.63       01/01/2023        1,270,680

                                                                                                       4,012,794
                                                                                                  --------------
DISTRICT OF COLUMBIA: 0.19%
    1,000,000   DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY
                WESLEY HOUSE APARTMENTS PROJECT B (HOUSING
                REVENUE)                                                  4.10       03/01/2009        1,004,270
      740,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                CORPORATION                                               5.38       05/15/2010          748,836

                                                                                                       1,753,106
                                                                                                  --------------
FLORIDA: 5.76%
    2,800,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS
                ASSOCIATION LIMITED PROJECT (HOUSING REVENUE, GIC
                RABOBANK NEDERLAND LOC)                                   4.25       01/01/2012        2,750,636
    3,650,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT
                DISTRICT FL (OTHER REVENUE)                               4.80       11/01/2012        3,302,411
      630,000   BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)            5.00       11/01/2012          641,951
       80,000   BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES
                PROJECT (HCFR)                                            6.00       11/15/2009           81,518
      123,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE
                LOC)                                                      6.50       09/01/2022          129,267
      500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY
                CATHOLIC HEALTH SERVICES (HCFR, SUNTRUST BANK LOC)        5.50       08/15/2014          514,675
    1,000,000   CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH
                RISK ACCOUNT SERIES A (OTHER REVENUE, MBIA
                INSURED)                                                  5.00       03/01/2012        1,012,390
    1,550,000   CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA
                HIGH RISK ACCOUNT SERIES A (OTHER REVENUE, MBIA
                INSURED)                                                  5.00       03/01/2011        1,574,552
    1,500,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL
                SERIES B (OTHER REVENUE)                                  5.13       05/01/2016        1,296,615
    1,200,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM
                SERIES A1 (SFHR, FHLMC)                                   4.15       10/01/2021        1,161,864
      690,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM
                SERIES A2 (HOUSING REVENUE LOC)                           6.95       04/01/2024          708,161
      435,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY
                ADVENTIST HEALTH SYSTEM SERIES G (HCFR LOC)               5.00       11/15/2009          442,334

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
FLORIDA (continued)
$     400,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY
                ADVENTIST HEALTH SYSTEM SERIES G (HCFR LOC)               5.00%      11/15/2010   $      410,476
      120,000   HILLSBOROUGH COUNTY FL (SEWER REVENUE)                    6.20       12/01/2008          120,661
      455,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION
                METROPOLITAN PARKING SOLUTIONS PROJECT (IDR LOC)          3.63       10/01/2008          454,977
        5,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION
                METROPOLITAN PARKING SOLUTIONS PROJECT (IDR LOC)          3.80       10/01/2009            4,930
   12,385,000   LEE COUNTY FL (OTHER REVENUE, MBIA INSURED)               5.63       10/01/2012       12,589,724
    1,000,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE
                COMMUNITY PROJECT (HCFR)                                  5.00       11/15/2009        1,006,740
      155,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2
                (HOUSING REVENUE LOC)                                     6.50       11/01/2023          157,105
    1,595,000   MIAMI DADE COUNTY FL AMT MIAMI INTERNATIONAL
                AIRPORT SERIES B (AIRPORT REVENUE, XLCA)                  5.00       10/01/2012        1,576,530
    4,290,000   MIAMI DADE COUNTY FL HOUSING FINANCE AUTHORITY
                HOME OWNERSHIP MORTGAGE SERIES A1 (HOUSING
                REVENUE, GNMA)                                            5.20       10/01/2031        4,301,197
    7,000,000   MIAMI DADE COUNTY FL SCHOOL BOARD ASSET BACKED
                SERIES A (EDUCATIONAL FACILITIES REVENUE, AMBAC
                INSURED)                                                  5.00       08/01/2011        7,260,470
    2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE
                REVENUE, MBIA INSURED) +/- ss                             5.50       05/01/2030        2,639,250
    2,500,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE
                REVENUE, FGIC INSURED) +/- ss                             5.00       08/01/2025        2,550,875
    1,700,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE
                APARTMENTS SERIES B (HOUSING REVENUE)                     4.13       07/01/2010        1,718,989
    2,610,000   SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A
                (HOSPITAL REVENUE, MBIA INSURED)                          5.00       05/01/2011        2,674,728
      560,000   ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST.
                JOHNS PROJECT SERIES A PREREFUNDED (NURSING HOME
                REVENUE) ss                                               8.00       01/01/2017          603,473
    1,448,000   TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST
                CERTIFICATES FL SERIES 2004 C CLASS A                     4.05       11/01/2008        1,448,000

                                                                                                      53,134,499
                                                                                                  --------------
GEORGIA: 3.27%
    1,000,000   ATLANTA GA SERIES A (WATER REVENUE LOC)                   5.50       11/01/2011        1,053,590
    5,000,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE
                POWER VOGTLE SERIES D (ELECTRIC REVENUE, MBIA
                INSURED) +/- ss                                           4.75       01/01/2040        5,082,500
    5,500,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE
                POWER-VOGTLE SERIES F (ELECTRIC REVENUE, MBIA
                INSURED) +/- ss                                           4.75       01/01/2039        5,590,750
    1,872,169   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE
                PURCHASE(I)                                               4.20       08/01/2013        1,874,865
      693,494   DALTON GA SCHOOL DISTRICT LEASE #996-021203
                SERIES B(I)                                               4.20       08/01/2013          694,493
      574,551   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE
                PURCHASE(I)                                               4.20       03/01/2013          572,936
   10,110,000   GEORGIA STATE SERIES D (PROPERTY TAX REVENUE)             5.25       12/01/2013       10,973,394
    4,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA
                POWER COMPANY SCHERER SERIES 1 (OTHER
                REVENUE) +/- ss                                           4.50       07/01/2025        3,977,600
      338,771   PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE
                PURCHASE(I)                                               4.20       03/01/2013          337,820

                                                                                                      30,157,948
                                                                                                  --------------
HAWAII: 0.49%
    3,000,000   HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)              5.75       07/01/2015        3,003,090
    1,500,000   STATE OF HAWAII (AIRPORT REVENUE, FGIC INSURED)           6.50       07/01/2014        1,539,990

                                                                                                       4,543,080
                                                                                                  --------------
IDAHO: 0.35%
    3,180,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A
                (HOUSING REVENUE)                                         6.25       07/01/2038        3,199,366
                                                                                                  --------------
ILLINOIS: 3.06%
    1,050,000   AURORA IL (TAX ALLOCATION REVENUE)                        5.00       12/30/2010        1,018,689
      940,000   AURORA IL (TAX INCREMENTAL REVENUE)                       5.00       12/30/2008          936,832
    2,850,000   AURORA IL SERIES B                                        4.90       12/30/2011        2,725,655

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
ILLINOIS (continued)
$     990,000   AURORA IL TAX INCREMENTAL REVENUE                         5.00%      12/30/2009   $      973,962
      600,000   CHICAGO IL CHARTER SCHOOL PROJECT (EDUCATIONAL
                FACILITIES REVENUE)                                       4.50       12/01/2012          583,086
      750,000   CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT
                PROJECT SERIES A (TAX REVENUE, ACA INSURED)               5.00       11/15/2010          745,635
    1,195,000   CHICAGO IL SERIES 2E (HOUSING REVENUE, GNMA)              4.38       12/01/2017        1,173,729
    1,200,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                  5.38       01/01/2013        1,262,736
    1,370,000   CHICAGO IL SERIES C (HOUSING REVENUE, GNMA)               4.20       06/01/2022        1,327,338
    2,135,000   CHICAGO IL SERIES E (HOUSING REVENUE, GNMA)               4.15       06/01/2022        2,072,466
      360,000   ILLINOIS CHICAGO CHARTER SCHOOL PROJECT
                (EDUCATIONAL FACILITIES REVENUE)                          5.00       12/01/2014          349,747
    6,900,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER
                REVENUE) +/- ss                                           3.75       02/01/2033        6,744,129
      140,000   ILLINOIS FINANCE AUTHORITY COMMUNITY
                REHABILITATION PROVIDERS SERIES A                         5.38       07/01/2009          141,540
    1,480,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                   4.75       07/01/2010        1,498,781
    1,440,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                   4.80       07/01/2011        1,456,920
    1,000,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY
                REHABILITATION SERIES A (OTHER REVENUE)                   4.85       07/01/2012        1,002,990
    1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR
                MEMORIAL HOSPITAL (HOSPITAL REVENUE)                      5.50       10/01/2010        1,082,267
      385,000   ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL
                MEDICAL CENTER SYSTEMS PROJECT (HCFR LOC)                 5.25       10/01/2009          388,946
      540,000   ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A
                (HCFR, FIRST SECURITY BANK LOC)                           6.13       04/01/2012          568,355
      500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE,
                MBIA INSURED)                                             5.50       11/15/2010          506,465
    1,385,000   NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC
                INSURED)                                                  5.75       01/01/2010        1,428,129
      280,000   UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY
                MORRIS HOSPITAL                                           6.05       12/01/2011          294,185

                                                                                                      28,282,582
                                                                                                  --------------
INDIANA: 2.08%
    3,500,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND
                ANTICIPATION NOTES (TAX ALLOCATION REVENUE)               5.13       04/03/2009        3,500,910
      765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE
                REVENUE, MBIA INSURED)                                    6.25       07/05/2016          845,073
    2,500,000   COUNTY OF JASPER (POLLUTION CONTROL REVENUE, MBIA
                INSURED)                                                  5.20       06/01/2013        2,488,575
    2,000,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER
                REVENUE)+/-                                               5.63       10/15/2009        1,935,000
    4,040,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER
                REVENUE)+/-                                               5.65       10/15/2010        3,858,200
    3,600,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES
                F2 (TAX ALLOCATION REVENUE LOC) +/- ss                    9.75       02/01/2020        3,600,000
      535,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A
                (OTHER REVENUE)                                           4.00       08/15/2012          534,845
      250,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B
                (OTHER REVENUE)                                           4.00       08/15/2012          249,928
      650,000   VALPARAISO IN VALPARAISO FAMILY YMCA (OTHER
                REVENUE)                                                  4.70       12/01/2009          651,781
    1,500,000   WEST BADEN SPRINGS IN TOWN HALL SPECIAL REVENUE
                BAN (OTHER REVENUE)                                       5.00       11/01/2011        1,502,850

                                                                                                      19,167,162
                                                                                                  --------------
IOWA: 2.27%
      425,000   MUSCATINE IA (ELECTRIC REVENUE)                           9.70       01/01/2013          484,738
    4,090,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED SERIES B (EXCISE
                TAX REVENUE LOC)                                          5.50       06/01/2011        4,335,441
      180,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED SERIES B
                PREREFUNDED (EXCISE TAX REVENUE LOC) ss                   5.50       06/01/2012          191,219
    1,895,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED SERIES B
                PREREFUNDED (EXCISE TAX REVENUE LOC) ss                   5.50       06/01/2013        2,013,115
      460,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED SERIES B
                PREREFUNDED (EXCISE TAX REVENUE LOC)ss                    5.50       06/01/2014          488,672
   12,795,000   TOBACCO SETTLEMENT AUTHORITY IA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED SERIES B
                PREREFUNDED (EXCISE TAX REVENUE LOC)ss                    5.30       06/01/2025       13,469,680

                                                                                                      20,982,865
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
KANSAS: 2.01%
$   3,500,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A
                (OTHER REVENUE, XLCA INSURED) +/- ss                      5.25%      12/01/2023   $    3,522,960
      100,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE
                CENTER PROJECT (OTHER REVENUE)                            5.00       09/01/2009          100,639
      205,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE
                CENTER PROJECT (OTHER REVENUE)                            5.00       09/01/2010          206,033
      225,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE
                CENTER PROJECT (OTHER REVENUE)                            5.00       03/01/2011          224,485
      200,000   CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE
                CENTER PROJECT (OTHER REVENUE)                            5.00       09/01/2011          199,456
    1,755,000   COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5
                (HOUSING REVENUE, GNMA)                                   4.10       12/01/2023        1,729,974
    2,000,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A
                (HOSPITAL REVENUE) +/- ss                                 4.13       09/01/2037        1,975,700
      100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX INCREMENTAL REVENUE)                         5.00       03/01/2012           98,976
      100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER
                PROJECT (TAX INCREMENTAL REVENUE)                         5.00       09/01/2012           98,842
    6,950,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM
                SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)          5.00       12/01/2020        6,377,737
    2,000,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL
                OBLIGATION SALES TAX SECOND LIEN AREA B                   4.75       12/01/2016        1,904,740
    2,100,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL
                OBLIGATION SALES TAX SECOND LIEN AREA B (OTHER
                REVENUE, CITIBANK NA LOC)                                 3.85       12/01/2013        2,100,021

                                                                                                      18,539,563
                                                                                                  --------------
KENTUCKY: 1.79%
    1,710,000   KENTON COUNTY KY AIRPORT BOARD (AIRPORT REVENUE,
                MBIA INSURED)                                             5.63       03/01/2015        1,714,856
    3,840,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI
                NORTHERN KENTUCKY SERIES A (AIRPORT REVENUE, XLCA
                INSURED)                                                  5.00       03/01/2012        3,820,454
    2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI
                NORTHERN KENTUCKY SERIES A (AIRPORT REVENUE, XLCA
                INSURED)                                                  5.00       03/01/2013        2,699,503
    5,830,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI
                NORTHERN KENTUCKY SERIES B (AIRPORT REVENUE, XLCA
                INSURED)                                                  5.00       03/01/2012        5,800,325
      475,000   KENTON COUNTY KY AIRPORT BOARD SERIES A (AIRPORT
                REVENUE, MBIA INSURED)                                    5.63       03/01/2014          478,819
    2,000,000   LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT
                AUTHORITY SERIES A (AIRPORT REVENUE, FIRST
                SECURITY BANK LOC)                                        5.75       07/01/2015        2,014,860

                                                                                                      16,528,817
                                                                                                  --------------
LOUISIANA: 1.50%
    3,165,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL
                FACILITIES & COMMUNITY DEVELOPMENT SHEVEPORT
                AIRPORT SYSTEMS SERIES B (OTHER REVENUE, FIRST
                SECURITY BANK LOC)                                        5.25       01/01/2019        3,036,311
      160,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS
                PROJECT (HCFR, CIFG INSURED)                              5.00       07/01/2010          162,635
      100,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS
                PROJECT (HCFR, CIFG INSURED)                              5.00       07/01/2012          101,598
    4,825,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE
                CORPORATION SERIES B (PROPERTY TAX REVENUE, AMBAC
                INSURED)                                                  5.00       06/01/2012        4,928,689
    1,899,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL
                OBLIGATIONS                                               6.25       01/15/2011        2,010,965
      910,000   PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL
                PROJECT CG RAILWAY INCORPORATED (OTHER REVENUE,
                MBIA INSURED)                                             5.25       08/15/2013          951,915
    2,000,000   RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC
                PROJECT (OTHER REVENUE) +/- ss                            6.00       10/01/2038        1,996,740
      670,000   VILLAGE OF EPPS LA                                        7.25       06/01/2009          663,675

                                                                                                      13,852,528
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MARYLAND: 1.40%
$     400,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
                RESIDENTIAL SERIES H (HOUSING REVENUE)                    4.55%      09/01/2012   $      400,380
    7,045,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
                SERIES B (HOUSING REVENUE)                                5.00       09/01/2028        7,029,853
    1,420,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING
                AUTHORITY SERIES A (SALES TAX REVENUE)                    5.13       12/01/2011        1,402,775
    4,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON
                WOODS APARTMENT PROJECT SERIES A PUTTABLE (MFHR,
                FNMA INSURED) ss                                          4.90       05/15/2031        4,084,320

                                                                                                      12,917,328
                                                                                                  --------------
MASSACHUSETTS: 1.68%
    3,000,000   COMMONWEALTH OF MASSACHUSETTS STATE SERIES A
                (OTHER REVENUE)+/-                                        3.26       11/01/2020        2,385,000
      430,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS
                ELECTRIC SYSTEMS (ELECTRIC REVENUE)                       5.13       12/01/2011          438,630
    2,250,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION
                SERIES B (HCFR)                                           6.50       07/01/2012        2,278,688
      775,000   MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B
                (HCFR LOC)                                                5.25       07/01/2009          769,978
    1,870,000   MASSACHUSETTS HOUSING FINANCE AGENCY SERIES A
                (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)               4.45       07/01/2011        1,879,313
    1,440,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN
                HAVERHILL SERIES A (OTHER REVENUE)                        5.35       12/01/2010        1,445,443
    3,925,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC
                COMPANY PROJECT # 6 SERIES 1 (ELECTRIC REVENUE,
                MBIA INSURED)+/- ss(M)(N)                                 3.24       07/01/2019        3,925,000
    1,835,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE,
                AMBAC INSURED)                                            5.50       01/01/2016        1,538,207
    1,000,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                INCORPORATED PROJECT SERIES A (LEASE REVENUE,
                AMBAC INSURED)                                            5.50       01/01/2017          837,900

                                                                                                      15,498,159
                                                                                                  --------------
MICHIGAN: 1.62%
    1,145,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING &
                SITE (PROPERTY TAX REVENUE, FGIC INSURED)                 7.88       05/01/2011        1,227,555
    4,500,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES
                A-1 (OTHER REVENUE)                                       5.00       04/01/2013        4,469,625
    2,035,000   FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL
                FACILITIES REVENUE)                                       5.00       10/01/2017        1,865,810
      600,000   MICHIGAN STATE BUILDING AUTHORITY FACILITIES
                PROGRAM SERIES 1 (LEASE REVENUE)                          5.13       10/15/2015          610,044
      300,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY
                OBLIGATION GROUP SERIES A PREREFUNDED (HOSPITAL
                REVENUE) ss                                               5.13       11/01/2029          306,516
    1,435,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN
                HEALTH CARE (HEALTHCARE FACILITIES REVENUE)               5.00       05/15/2013        1,457,286
    4,960,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY
                GREENWOOD VILLA PROJECT (HOUSING REVENUE, FIRST
                SECURITY BANK LOC)                                        4.75       09/15/2017        4,982,568

                                                                                                      14,919,404
                                                                                                  --------------
MINNESOTA: 2.51%
      850,000   BECKER MN NORTHERN STATES POWER SERIES A (IDR)            8.50       03/01/2019          955,264
    9,000,000   BECKER MN NORTHERN STATES POWER SERIES B (IDR)            8.50       09/01/2019       10,114,560
      290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL
                REGIONAL MEDICAL CENTER PROJECT (HCFR)                    4.50       11/01/2011          291,984
    6,900,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT
                AUTHORITY HEALTHSPAN SERIES B (HOSPITAL REVENUE,
                AMBAC INSURED)+/-(M)(N)                                   2.45       11/15/2017        6,900,000
    2,190,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS
                COMMISSION SUB SERIES D (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.75       01/01/2012        2,229,070
    2,000,000   MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS
                COMMISSION SERIES D (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.75       01/01/2013        2,025,460
      635,000   WESTERN MN MUNICIPAL POWER AGENCY SERIES A
                (ELECTRIC REVENUE)                                        6.38       01/01/2016          691,915

                                                                                                      23,208,253
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MISSISSIPPI: 0.33%
$   2,000,000   JACKSON STATE UNIVERSITY EDUCATIONAL BUILDING
                CORPORATION CAMPUS FACILITIES PROJECT
                (EDUCATIONAL FACILITIES REVENUE) +/- ss                   5.00%      03/01/2034   $    2,041,000
    1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES
                AUTHORITY MISSISSIPPI BAPTIST HEALTH SYSTEM
                INCORPORATED SERIES A (HOSPITAL REVENUE)                  5.00       08/15/2012        1,025,700

                                                                                                       3,066,700
                                                                                                  --------------
MISSOURI: 2.68%
    4,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT
                DISTRICT MO (SALES TAX REVENUE, CIFG INSURED)             4.00       04/15/2026        4,255,313
      975,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT
                (TAX INCREMENTAL REVENUE)                                 4.50       04/01/2021          955,939
    2,000,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION        5.25       12/01/2014        1,936,420
      475,000   MISSOURI DEVELOPMENT FINANCE BOARD MO (DEPOSITORY
                INSTITUTIONS)                                             4.00       04/01/2012          467,908
      500,000   MISSOURI DEVELOPMENT FINANCE BOARD MO (DEPOSITORY
                INSTITUTIONS)                                             4.25       04/01/2013          491,360
    1,595,000   MISSOURI HOUSING DEVELOPMENT COMMISSION
                HOMEOWNERSHIP LOAN PROGRAM SERIES D (HOUSING
                REVENUE, GNMA)                                            6.00       03/01/2036        1,596,627
    5,350,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND
                ENERGY RESOURCES AUTHORITY POLLUTION CONTROL
                ASSOCIATED ELECTRIC COOP PROJECT (ELECTRIC
                REVENUE) +/- ss                                           4.38       12/01/2034        5,407,352
      105,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY
                SINGLE FAMILY SERIES B2                                   6.40       03/01/2029          106,899
      140,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY
                SINGLE FAMILY SERIES D2                                   6.30       03/01/2029          140,375
    2,750,000   SAINT LOUIS MO LAMBERT SAINT LOUIS INTERNATIONAL
                SERIES B (AIRPORT REVENUE, FGIC INSURED)                  6.00       07/01/2013        2,838,990
    3,955,000   ST LOUIS COUNTY MO HOUSING AUTHORITY OAKMONT
                HATHAWAY & BRIGHTON SERIES A (HEALTH FACILITIES
                FINANCING AUTHORITY REVENUE, FNMA INSURED)ss              4.55       05/01/2031        3,983,041
    2,500,000   ST LOUIS MO LAMBERT ST LOUIS INTERNATIONAL SERIES
                B (AIRPORT REVENUE, FGIC INSURED)                         6.00       07/01/2011        2,584,150

                                                                                                      24,764,374
                                                                                                  --------------
MONTANA: 1.20%
      135,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA
                GLACIER PARK INTERNATIONAL AIRPORT SERIES A
                (AIRPORT REVENUE)                                         5.00       06/01/2011          135,382
      310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA
                GLACIER PARK INTERNATIONAL AIRPORT SERIES A
                (AIRPORT REVENUE)                                         5.00       06/01/2012          308,063
      150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA
                GLACIER PARK INTERNATIONAL AIRPORT SERIES B
                (AIRPORT REVENUE)                                         5.00       06/01/2012          148,472
    4,000,000   FORSYTH MT SERIES A (INDUSTRIAL DEVELOPMENT
                REVENUE) +/- ss                                           5.20       05/01/2033        4,015,400
    1,000,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS
                HEALTH CARE PROJECT (HEALTHCARE FACILITIES
                REVENUE, AMBAC INSURED)                                   5.38       09/01/2011        1,038,410
      305,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)              4.20       12/01/2013          296,747
    1,080,000   MONTANA STATE BOARD INVESTMENT REFUNDED 1996
                PAYROLL TAX (OTHER REVENUE, MBIA INSURED)                 6.88       06/01/2020        1,082,084
    2,470,000   MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED
                1996 PAYROLL TAX (OTHER REVENUE, MBIA INSURED)            6.88       06/01/2020        2,474,767
    1,535,000   MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL
                TAX (OTHER REVENUE, MBIA INSURED)                         6.88       06/01/2020        1,537,963

                                                                                                      11,037,288
                                                                                                  --------------
NEBRASKA: 1.00%
    1,590,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER
                REVENUE)                                                  4.65       06/15/2012        1,599,317
    3,000,000   CENTRAL PLAINS ENERGY PROJECT # 1 SERIES A (OTHER
                REVENUE)                                                  5.00       12/01/2012        2,823,990
    1,810,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES 4
                (UTILITIES REVENUE)                                       5.00       12/01/2011        1,719,410
    2,515,000   NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES G
                (SFHR, GNMA)                                              5.10       09/01/2029        2,498,401
      620,000   O'NEILL NE ST. ANTHONY'S HOSPITAL PROJECT
                (HOSPITAL REVENUE)                                        6.25       09/01/2012          607,023

                                                                                                       9,248,141
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
NEVADA: 1.98%
$  14,600,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE
                SERIES A (AIRPORT REVENUE LOC) +/- ss                     9.75%      07/01/2012   $   14,600,000
    1,145,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.25       06/01/2011        1,174,037
    1,195,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.25       06/01/2012        1,225,819
    1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.25       06/01/2013        1,254,939

                                                                                                      18,254,795
                                                                                                  --------------
NEW JERSEY: 3.77%
    3,100,000   CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                 5.00       10/24/2008        3,099,535
    2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                (CIGARETTE TAX REVENUE)                                   5.00       06/15/2012        2,056,780
      250,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE
                TAX REVENUE)                                              5.63       06/15/2019          229,665
    2,615,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                CIGARETTE TAX (TAX REVENUE)                               5.38       06/15/2014        2,473,293
       85,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                CIGARETTE TAX REVENUE                                     5.63       06/15/2017           79,301
    1,065,000   NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR
                LOC)                                                      4.80       08/01/2021        1,069,068
      995,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE
                AUTHORITY SERIES A (OTHER REVENUE, AMBAC INSURED)         5.20       06/01/2013          996,383
      165,000   NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE
                PARKWAY GENERAL (TOLL ROAD REVENUE)                       6.20       01/01/2010          169,206
      670,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE
                MEADOW BROOK APARTMENTS PROJECT SERIES A (MFHR,
                JPMORGAN CHASE BANK LOC) +/- ss                           4.10       03/15/2040          675,347
   20,410,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ
                (EXCISE TAX REVENUE)                                      6.38       06/01/2032       21,951,976
    2,000,000   WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES
                (OTHER REVENUE)                                           4.50       10/10/2008        1,999,680

                                                                                                      34,800,234
                                                                                                  --------------
NEW MEXICO: 3.15%
      320,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT        3.70       04/01/2010          322,387
      515,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY(HOUSING
                REVENUE, GNMA)                                            4.05       07/01/2026          513,599
   11,375,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING
                REVENUE, GNMA)                                            4.20       07/01/2028       10,948,665
    4,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY RIVERWALK
                APARTMENTS SERIES C (HOUSING REVENUE, FEDERAL
                NATIONAL MORTGAGE ASSOCIATION) +/- ss                     5.00       07/01/2031        4,101,480
      405,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES
                A2 (HOUSING REVENUE LOC)                                  7.10       09/01/2030          411,205
    1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES
                A2 CLASS I (HOUSING REVENUE, GNMA INSURED)                4.40       01/01/2027          966,010
      720,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES
                D2 (HOUSING REVENUE LOC)                                  6.75       09/01/2029          729,000
      295,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES
                F2 (HOUSING REVENUE LOC)                                  6.80       03/01/2031          298,817
    1,000,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SINGLE
                FAMILY MORTGAGE CLASS IA2 (SFMR, GNMA)                    5.60       01/01/2039          942,160
    5,500,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SINGLE
                FAMILY MORTGAGE CLASS ID2 (HOUSING REVENUE, GNMA
                INSURED)%%                                                4.38       07/01/2033        5,427,400
    4,340,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SOMBRA DEL
                OSO APARTMENTS SERIES B (HOUSING REVENUE, FEDERAL
                NATIONAL MORTGAGE ASSOCIATION) +/- ss                     5.00       07/01/2031        4,450,106

                                                                                                      29,110,829
                                                                                                  --------------
NEW YORK: 1.74%
    2,100,000   AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR,
                RADIAN INSURED) +/- ss                                    4.20       10/01/2031        2,082,192
    1,465,000   BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK
                BANK) +/- ss                                              4.25       11/01/2037        1,472,310
      390,000   NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS
                PROJECTS C                                                5.63       11/01/2010          397,231
      205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES
                POOLED PROGRAM F1 (IDR, ACA INSURED)                      4.30       07/01/2010          198,180

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
NEW YORK (continued)
$   1,555,000   NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN
                COLLEGE AERONAUTICS SERIES A                              5.00%      12/01/2016   $    1,425,437
    1,885,000   NEW YORK STATE DORMITORY AUTHORITY GOOD SAMARITAN
                HOSPITAL MEDICAL CENTER SERIES A (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)                         5.80       07/01/2015        1,915,971
    2,235,000   NEW YORK STATE DORMITORY AUTHORITY ST FRANCIS
                HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE,
                MBIA INSURED)                                             5.80       07/01/2015        2,271,721
       95,000   NEW YORK TOBACCO SETTLEMENT FINANCING CORPORATION
                SERIES A-1 (OTHER REVENUE)                                5.50       06/01/2016           95,926
    1,750,000   NIAGARA FALLS NY BRIDGE COMMISSION SERIES B (TOLL
                ROAD REVENUE, FGIC INSURED)                               5.25       10/01/2015        1,800,085
      520,000   NIAGARA NY FRONTIER TRANSIT AUTHORITY BUFFALO
                NIAGARA INTERNATIONAL AIRPORT SERIES A (AIRPORT
                REVENUE, MBIA INSURED)                                    5.75       04/01/2011          528,596
      325,000   ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES
                POOLED PROGRAM G1 (IDR, ACA INSURED)                      4.35       07/01/2011          309,182
       50,000   SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES
                C1                                                        6.88       07/01/2010           50,258
    3,500,000   TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B1C
                (OTHER REVENUE)                                           5.50       06/01/2017        3,537,730

                                                                                                      16,084,819
                                                                                                  --------------
NORTH CAROLINA: 0.26%
      400,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY
                SERIES D                                                  6.00       01/01/2009          402,668
      670,000   NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME
                OWNERSHIP SERIES 14A (HOUSING REVENUE, AMBAC
                INSURED)                                                  4.35       01/01/2028          666,952
    1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL
                REVENUE)                                                  5.38       12/01/2010        1,290,875

                                                                                                       2,360,495
                                                                                                  --------------
NORTH DAKOTA: 0.73%
    1,000,000   CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES
                A (NURSING HOME REVENUE, MBIA INSURED)                    5.50       06/01/2011        1,013,450
    1,025,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION
                GROUP (HEALTHCARE FACILITIES REVENUE, MBIA
                INSURED)                                                  5.40       08/15/2011        1,035,896
    1,310,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION
                GROUP (HEALTHCARE FACILITIES REVENUE, MBIA
                INSURED)                                                  5.40       08/15/2012        1,321,423
    3,370,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP
                (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)             6.13       12/01/2014        3,377,583

                                                                                                       6,748,352
                                                                                                  --------------
OHIO: 1.97%
    1,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED
                PREPAYMENT SERIES A (ELECTRIC REVENUE)                    5.00       02/01/2010          972,610
       50,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY
                SERIES A-1 (EXCISE TAX REVENUE)                           4.25       06/01/2011           48,997
    2,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY
                SERIES A1 (OTHER REVENUE)                                 5.00       06/01/2011        1,996,840
      975,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY
                SERIES A2 (EXCISE TAX REVENUE)                            5.13       06/01/2024          810,732
    3,000,000   CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN
                (HOUSING REVENUE)                                         4.00       08/28/2009        3,003,420
    1,805,000   LAKE COUNTY OH HOSPITAL SYSTEM SERIES C (HOSPITAL
                REVENUE)                                                  4.00       08/15/2011        1,783,990
    1,500,000   OHIO AIR QUALITY DEVELOPMENT AUTHORITY AIR
                QUALITY DEVELOPMENT AUTHORITY POWER PROJECT
                (POLLUTION CONTROL REVENUE, MBIA INSURED) +/- ss          4.85       08/01/2040        1,484,400
    5,375,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL SERIES
                B-2 (HOUSING REVENUE, GOVERNMENT NATIONAL
                MORTGAGE ASSOCIATION)                                     5.30       09/01/2029        5,318,509
    1,750,000   OHIO ST HIGHER EDUCATIONAL FACILITY COMMISSION
                HOSPITAL CLEVELAND CLINIC HEALTH SERIES A
                (HOSPITAL REVENUE)%%                                      4.00       01/01/2013        1,719,690
    1,000,000   OHIO ST HIGHER EDUCATIONAL FACILITY COMMISSION
                HOSPITAL CLEVELAND CLINIC HEALTH SERIES A
                (HOSPITAL REVENUE)%%                                      5.00       01/01/2014        1,014,680

                                                                                                      18,153,868
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
OKLAHOMA: 2.48%
$   1,950,000   CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES
                2006 (HCFR, ACA INSURED)++                                4.10%      12/01/2011   $    1,901,094
    3,000,000   CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++               5.38       12/01/2017        2,840,610
      663,084   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4
                GERONIMO (EDUCATIONAL FACILITIES REVENUE)                 6.25       08/15/2014          713,704
    1,865,000   MCCLAIN COUNTY ECONOMIC DEVELOPMENT AUTHORITY
                EDUCATIONAL FACILITIES LEASE REVENUE BLANCHARD
                PUBLIC SCHOOL PROJECT (LEASE REVENUE)                     4.25       09/01/2014        1,809,815
    4,490,000   MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL
                FACILITIES MUSKOGEE PUBLIC SCHOOLS PROJECT (LEASE
                REVENUE, GUARANTEE AGREEMENT)                             4.25       09/01/2012        4,609,928
    1,385,000   OKLAHOMA COUNTY FINANCE AUTHORITY JONES PUBLIC
                SCHOOL PROJECT (LEASE REVENUE)                            4.00       09/01/2014        1,329,143
    4,000,000   OKLAHOMA HOUSING FINANCE AGENCY
                HOMEOWNERSHIP-SERIES B (HOUSING REVENUE)                  6.50       09/01/2038        4,151,640
    1,325,000   OKLAHOMA STATE INDUSTRIAL AUTHORITY REVENUE ss            6.25       08/15/2015        1,381,790
    4,050,000   TULSA COUNTY OK INDUSTRIAL AUTHORITY OWASSO
                PUBLIC SCHOOLS PROJECT (LEASE REVENUE, ASSURED
                GUARANTY)                                                 4.00       09/01/2012        4,121,402

                                                                                                      22,859,126
                                                                                                  --------------
OREGON: 0.80%
    5,000,000   PORT OF MORROW OR POLLUTION CONTROL PORTLAND
                GENERAL SERIES A (IDR) +/- ss                             5.20       05/01/2033        5,024,400
    2,470,000   WESTERN GENERATION AGENCY OREGON WAUNA
                COGENERATION PROJECT SERIES B (ELECTRIC REVENUE)          5.00       01/01/2012        2,368,261

                                                                                                       7,392,661
                                                                                                  --------------
OTHER: 0.47%
      500,000   CHARTER MAC EQUITY ISSUER TRUST ss ++                     7.10       06/30/2009          510,030
    3,796,762   MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST
                BEACON LAKES PASS THROUGH CERTIFICATES C+/-               3.38       11/01/2008        3,795,851

                                                                                                       4,305,881
                                                                                                  --------------
PENNSYLVANIA: 3.65%
      200,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC
                INSURED)                                                  6.00       01/01/2013          203,256
      930,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT
                AUTHORITY PITTSBURGH MERCY HEALTH SYSTEM
                (HOSPITAL REVENUE, AMBAC INSURED)                         5.40       08/15/2009          938,630
    1,090,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT
                AUTHORITY WEST PENN ALLEGHENY HEALTH SYSTEM
                SERIES A (HEALTHCARE FACILITIES REVENUE)                  5.00       11/15/2011        1,027,336
    2,190,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT
                SERIES A                                                  5.25       10/01/2010        2,173,619
    1,870,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT
                SERIES A                                                  5.63       10/01/2015        1,753,125
    2,000,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY
                PRESBYTERIAN HOMES PROJECT SERIES B (HCFR, RADIAN
                INSURED) +/- ss                                           4.25       12/01/2026        1,997,100
    1,005,000   DELAWARE COUNTY PA HOSPITAL AUTHORITY CROZNER
                KEYSTONE OBLIGATION GROUP SERIES B (HOSPITAL
                REVENUE)                                                  5.00       12/15/2008        1,007,181
    4,325,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY
                SERIES A (IDR)                                            6.10       07/01/2013        4,127,434
    2,710,000   GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING
                FACILITIES REVENUE, FIRST SECURITY BANK LOC)              4.50       02/15/2013        2,711,789
    3,250,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY
                FACILITY CAPITAL APPRECIATION LIMITED OBLIGATION
                SERIES C##                                                4.51       12/15/2010        2,945,410
      850,000   MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD
                HOSPITAL PROJECT (HFFA REVENUE, ACA INSURED)              5.00       10/01/2010          827,492
      675,000   MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY
                SERIES B (IDR)                                            5.00       11/15/2009          682,803
    1,900,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
                AUTHORITY COLVER PROJECT SERIES F (ECONOMIC
                DEVELOPMENT REVENUE, AMBAC INSURED)                       5.00       12/01/2015        1,822,043
    7,800,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L
                (MFHR, GO OF AUTHORITY)                                   4.20       07/01/2009        7,807,800
    1,110,000   PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.50       06/15/2016        1,086,601
    2,265,000   PHILADELPHIA PARKING AUTHORITY (AIRPORT REVENUE)          5.00       09/01/2012        2,331,093

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
PENNSYLVANIA (continued)
$     230,000   SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY
                AERO HARRISBURG LLC PROJECT                               5.25%      01/01/2009   $      228,661

                                                                                                      33,671,373
                                                                                                  --------------
PUERTO RICO: 2.43%
      310,000   CHILDREN'S TRUST FUND PUERTO RICO                         4.00       05/15/2010          307,346
    3,000,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC
                INSURED)                                                  5.50       07/01/2011        3,098,670
      215,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE
                (ELECTRIC REVENUE, MBIA INSURED)                          5.25       07/01/2014          218,423
    5,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-               2.39       07/01/2029        3,520,000
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                (POWER REVENUE)                                           5.00       07/01/2011        1,532,790
    1,280,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                (FUEL SALES TAX REVENUE, MBIA INSURED)                    5.50       07/01/2013        1,344,896
    1,020,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES CC (TOLL ROAD REVENUE)                             5.00       07/01/2012        1,037,003
    4,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY HOUSING
                VIVIENDA MODERNIZATION (HOUSING REVENUE)                  4.75       10/01/2011        4,017,560
    2,745,000   PUERTO RICO HOUSING PUBLIC FINANCE CORPORATION
                COMMONWEALTH APPROPRIATION SERIES A (LEASE
                REVENUE, FGIC INSURED) +/- ss                             5.25       08/01/2031        2,725,373
      390,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
                MEDICAL & ENVIRONMENTAL CENTRAL FACILITIES
                FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY              5.00       12/01/2008          390,733
    4,125,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                FACILITIES SERIES M (LEASE REVENUE)                       5.50       07/01/2011        4,260,671

                                                                                                      22,453,465
                                                                                                  --------------
RHODE ISLAND: 0.04%
      365,000   WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS
                HOUSING (HOUSING REVENUE)                                 4.50       09/01/2009          371,654
                                                                                                  --------------
SOUTH CAROLINA: 2.43%
    1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   9.02       01/01/2027          269,757
    3,435,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.82       01/01/2028          651,997
   18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.32       01/01/2037        1,824,088
   14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL
                APPRECIATION SERIES B##                                   8.22       01/01/2038        1,373,875
      190,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR
                PARK PROJECT A                                            5.50       04/01/2011          183,437
    2,010,000   ORANGEBURG COUNTY SC ORANGEBURG JOINT GOVERNMENT
                ACTION AUTHORITY (HEALTHCARE FACILITIES REVENUE,
                MBIA INSURED)                                             5.00       04/01/2011        2,056,511
    6,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                AUTHORITY PALMETTO HEALTH (HOSPITAL
                REVENUE) +/- ss                                           8.71       08/01/2039        5,931,250
    4,250,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                AUTHORITY PALMETTO HEALTH ALLIANCE SERIES A
                PREREFUNDED (NURSING HOME REVENUE)ss                      7.13       12/15/2015        4,719,583
    1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                AUTHORITY PALMETTO HEALTH SERIES C PREREFUNDED
                (HOSPITAL REVENUE)ss                                      6.88       08/01/2027        1,145,640
    2,380,000   SOUTH CAROLINA STATE HOUSING FINANCE &
                DEVELOPMENT AUTHORITY RURAL HOUSING APARTMENTS
                SERIES B (HOUSING REVENUE, GIC RABOBANK NEDERLAND
                LOC)                                                      4.13       10/01/2009        2,395,589
    2,000,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY
                (OTHER REVENUE)                                           5.00       06/01/2018        1,913,920

                                                                                                      22,465,647
                                                                                                  --------------
SOUTH DAKOTA: 0.18%
      330,000   HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC
                REVENUE, FIRST SECURITY BANK LOC)                         6.00       01/01/2009          332,429
      830,000   LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)       5.15       05/01/2014          756,902
      260,000   SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A            4.50       04/01/2009          260,614

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
SOUTH DAKOTA (continued)
$     350,000   SOUTH DAKOTA EDFA MCFLEEG PROJECT B                       4.38%      04/01/2011   $      347,505

                                                                                                       1,697,450
                                                                                                  --------------
TENNESSEE: 3.28%
    3,000,000   CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION
                (UTILITIES REVENUE)                                       5.00       12/15/2011        2,872,860
    7,750,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES
                SERIES B (HOSPITAL REVENUE) ss                            8.00       07/01/2033        8,558,403
    3,750,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES
                (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)            7.50       07/01/2012        4,092,038
    1,135,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING
                FACILITIES BOARD UNIVERSITY HEALTH SYSTEMS
                INCORPORATED (HEALTH FACILITIES FINANCING
                AUTHORITY REVENUE)                                        4.13       04/01/2011        1,132,197
    1,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
                COUNTY TN INDUSTRIAL DEVELOPMENT BOARD EASTER
                SEAL PROJECT (IDR) +/- ss                                 2.75       08/01/2019        1,200,000
      200,000   METROPOLITAN NASHVILLE AIRPORT AUTHORITY
                IMPROVEMENT SERIES C (AIRPORT REVENUE, FGIC
                INSURED)                                                  5.38       07/01/2013          200,562
    1,000,000   SEVIER COUNTY TENNESSEE UTILITY DISTRICT
                (UTILITIES REVENUE, AMBAC INSURED)                        5.40       05/01/2011        1,027,360
   11,785,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION
                SERIES A (FUEL SALES TAX REVENUE)                         5.00       09/01/2011       11,230,162

                                                                                                      30,313,582
                                                                                                  --------------
TEXAS: 8.54%
   10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS
                SERIES A                                                  5.00       08/15/2034       10,097,300
    7,380,000   BEXAR COUNTY TX REVENUE PROJECT ss                        5.75       08/15/2022        7,675,495
       80,000   DENISON TX HOUSING AUTHORITY MANNING PARK PLAZA
                (HOUSING REVENUE, HUD INSURED)                            5.00       10/01/2009           79,892
      180,000   DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST
                HOSPITALS DALLAS PROJECT (HOSPITAL REVENUE, GO OF
                HOSPITAL)                                                 9.00       01/01/2010          188,185
    1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION             5.00       10/01/2011        1,213,632
       10,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION
                (LEASE REVENUE)                                           5.00       10/01/2012            9,826
      655,000   GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE
                VILLAS APARTMENTS PROJECT (HOUSING REVENUE LOC)           3.88       01/01/2010          661,164
    1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT
                CORPORATION TEXAS MEDICAL CENTER PROJECT SERIES A
                (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)               5.20       05/15/2020        1,004,320
    3,000,000   HOUSTON TX 1ST LIEN SERIES C (WATER REVENUE,
                AMBAC INSURED) +/- ss                                     5.00       05/15/2034        3,103,260
    2,500,000   HOUSTON TX 1ST LIEN SERIES C1 (UTILITIES REVENUE,
                AMBAC INSURED) +/- ss                                     5.00       05/15/2034        2,586,050
      995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A
                (SFMR, GNMA INSURED)+/-                                   6.75       06/01/2033        1,007,756
    1,765,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS
                CENTER COMPANY PROJECT (OTHER REVENUE) +/- ss             5.13       06/01/2030        1,776,455
    1,601,000   MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL
                OWNERSHIP SERIES 14 PARK ROW HOUSTON TX HFC
                PUTTABLE (MFHR, GUARANTEE AGREEMENT) ss                   5.75       11/01/2034        1,551,465
    5,165,000   MUNIMAE TRUST SERIES 2001-9 CLASS A +/- ss                3.90       08/24/2009        5,214,997
    8,500,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES
                E2 (TOLL ROAD REVENUE) +/- ss                             5.25       01/01/2038        8,613,305
   10,100,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES E1 (OTHER
                REVENUE) +/- ss                                           5.00       01/01/2038       10,156,459
    3,000,000   NORTH TEXAS TOLLWAY AUTHORITY SYSTEM FIRST TIER
                SERIES H (TOLL ROAD REVENUE) +/- ss                       5.00       01/01/2043        3,018,180
    3,250,000   NORTH TX TOLLWAY AUTHORITY FIRST TIER SERIES G
                (TOLL ROAD REVENUE) +/- ss                                5.00       01/01/2038        3,273,693
    1,515,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE
                PROJECT SERIES B (HOUSING REVENUE LOC)                    6.38       10/01/2011        1,497,774
    3,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION
                GAS SUPPLY REVENUE (UTILITIES REVENUE)                    5.00       08/01/2011        3,338,580
      100,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC
                REVENUE, MBIA INSURED)                                    6.00       09/01/2010          104,127
    6,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC
                REVENUE) +/- ss                                           3.63       12/01/2027        6,017,340
    1,615,000   SPRING INDEPENDENT SCHOOL DISTRICT SCHOOLHOUSE
                SERIES 2005 CLASS A (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC) +/- ss                                 5.00       08/15/2029        1,633,201

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
TEXAS (continued)
$     425,000   STATE OF TEXAS AFFORDABLE HOUSING CORPORATION
                (STATE AGENCY HOUSING REVENUE, GNMA INSURED)              5.50%      09/01/2038   $      413,266
    2,220,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                CORPORATION I SERIES D (UTILITIES REVENUE)                5.63       12/15/2017        1,976,577
      100,000   TEXAS STATE DEPARTMENT HOUSING & COMMUNITY
                AFFAIRS PEBBLE BROOK APARTMENTS PROJECT                   4.95       12/01/2008          100,237
    2,615,000   WESLACO HEALTH FACILITIES DEVELOPMENT CORPORATION
                KNAPP MEDICAL CENTER PROJECT SERIES A (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, CONNIE
                LEE INSURANCE COMPANY INSURED)                            5.25       06/01/2016        2,494,213

                                                                                                      78,806,749
                                                                                                  --------------
UTAH: 1.39%
   12,000,000   INTERMOUNTAIN UT POWER AGENCY SERIES F CONVENTION
                (POWER REVENUE, MORGAN STANLEY DEAN WITTER
                LOC) +/- ss                                               3.00       07/01/2015       11,961,120
       95,000   UTAH HOUSING CORPORATION SERIES D CLASS 1 (SFMR)          2.95       07/01/2033           93,974
      790,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY
                SUMMIT ACADEMY SERIES A (OTHER REVENUE)                   5.13       06/15/2017          746,898

                                                                                                      12,801,992
                                                                                                  --------------
VIRGIN ISLANDS: 0.16%
    1,500,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                 5.50       10/01/2014        1,512,705
                                                                                                  --------------
VIRGINIA: 0.83%
    1,900,000   AMELIA COUNTY VA IDA +/- ss                               4.80       04/01/2027        1,878,112
    1,500,000   KING GEORGE COUNTY VA IDA WASTE MANAGEMENT
                INCORPORATED SERIES A (IDR) ss                            4.10       06/01/2023        1,491,645
    3,500,000   MARQUIS COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER
                REVENUE)                                                  5.10       09/01/2013        3,375,120
      395,000   VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL
                FACILITIES (COLLEGE & UNIVERSITY REVENUE)                 4.50       06/01/2012          398,196
      535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT
                UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE)         5.00       06/01/2014          543,485

                                                                                                       7,686,558
                                                                                                  --------------
WASHINGTON: 2.21%
    3,000,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN #
                2007-01 (SPECIAL TAX REVENUE)                             5.00       08/01/2011        3,009,300
    2,285,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BOND
                ANTICIPATION NOTES # 2007-01 (SPECIAL FACILITIES
                REVENUE)                                                  4.75       08/01/2011        2,347,129
      485,000   PORT ANACORTES WA SERIES A (AIRPORT REVENUE)              5.13       09/01/2009          488,225
      500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                 5.25       12/01/2015          494,760
      260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX
                REVENUE, XLCA INSURED)                                    4.25       12/01/2011          261,851
      200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX
                REVENUE, XLCA INSURED)                                    4.25       12/01/2012          198,656
      185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX
                REVENUE, XLCA INSURED)                                    4.25       12/01/2013          182,023
      395,000   QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH
                SERIES A (OTHER REVENUE, ACA INSURED)                     5.80       12/01/2015          361,919
      590,000   QUINCY WA WATER & SEWER REVENUE                           4.50       11/01/2008          590,555
      575,000   QUINCY WA WATER & SEWER REVENUE                           4.75       11/01/2009          582,745
      500,000   SKAGIT COUNTY PUBLIC HOSPITAL DISTRICT # 1
                (HOSPITAL REVENUE)                                        5.50       12/01/2013          501,140
      145,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3
                SERIES A                                                  6.00       06/01/2010          144,126
    1,845,000   SPOKANE WA PUBLIC FACILITIES DISTRICT SERIES A
                (TAX REVENUE, MBIA INSURED)                               5.00       12/01/2011        1,894,428
      200,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED              5.25       06/01/2009          200,940
    7,400,000   TOBACCO SETTLEMENT AUTHORITY WA TOBACCO
                SETTLEMENT REVENUE ASSET-BACKED                           6.50       06/01/2026        6,998,624
       95,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM
                NUCLEAR PROJECT #1 SERIES B (ELECTRIC REVENUE)            7.25       07/01/2009           98,470
      735,000   WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)             6.25       02/01/2011          766,296

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
WASHINGTON (continued)
$   1,185,000   WASHINGTON STATE UNREFUNDED BALANCE SERIES 93 A
                (PROPERTY TAX REVENUE)                                    5.75%      10/01/2012   $    1,241,074

                                                                                                      20,362,261
                                                                                                  --------------
WEST VIRGINIA:  0.59%
      630,000   BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)           4.50       10/01/2013          611,869
      545,000   BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)           4.55       10/01/2014          524,759
    1,175,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER
                REVENUE)                                                  4.38       10/01/2011        1,160,054
      200,000   KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)         7.38       09/01/2011          223,836
      255,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER         7.00       10/01/2010          264,784
    2,400,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY
                POLLUTION CONTROL SERIES D (POLLUTION CONTROL
                REVENUE)                                                  4.85       05/01/2019        2,333,952
      330,000   WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER
                SYSTEMS LOAN PROGRAM (SEWER REVENUE)                      7.10       11/01/2009          337,979

                                                                                                       5,457,233
                                                                                                  --------------
WISCONSIN: 4.64%
      715,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED                                  5.00       06/01/2009          717,431
    2,015,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED                                  5.75       06/01/2011        2,051,613
    6,450,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED                                  6.00       06/01/2017        6,552,039
   13,855,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED (OTHER REVENUE)                  6.13       06/01/2027       13,922,474
    2,875,000   FREEDOM WI SANITATION DISTRICT #1 BOND
                ANTICIPATION NOTES (OTHER REVENUE)                        4.90       06/01/2011        2,888,081
    2,000,000   KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)         4.75       03/01/2011        2,010,360
      605,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                 5.05       12/01/2008          605,623
      650,000   OSHKOSH WI DON EVANS INCORPORATED PROJECT                 5.20       12/01/2009          650,611
        5,000   STEVENS POINT WI CDA SECTION 8                            6.50       09/01/2009            5,181
    5,000,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES
                AUTHORITY FROEDTERT & COMMUNITY HEALTH-C
                (HOSPITAL REVENUE, AMBAC INSURED) +/- ss                 11.00       04/01/2035        5,000,000
      200,000   WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS
                INCORPORATED CLASS A                                      4.50       08/15/2009          197,850
      790,000   WISCONSIN HEFA THREE PILLARS COMMUNITIES                  5.00       08/15/2010          803,169
    2,550,000   WISCONSIN HEFA UNITED HEALTH GROUP INCORPORATED
                SERIES B (HEALTHCARE FACILITIES REVENUE, MBIA
                INSURED)                                                  5.50       12/15/2016        2,562,878
    2,420,000   WISCONSIN HEFA WHEATON FRANCISCAN SERVICES
                INCORPORATED (HCFR, MBIA INSURED)                         6.10       08/15/2009        2,468,545
    1,000,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                AUTHORITY SERIES A (OTHER REVENUE, AMBAC INSURED)         5.88       11/01/2016        1,020,720
    1,380,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                AUTHORITY SERIES F                                        5.20       07/01/2018        1,387,523

                                                                                                      42,844,098
                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $943,382,130)                                                    923,273,467
                                                                                                  --------------

    SHARES
-------------
SHORT-TERM INVESTMENTS: 0.71%

MUTUAL FUNDS: 0.71%
    6,575,333   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                TRUST~+++                                                                              6,575,333
                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,575,333)                                                         6,575,333
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $949,957,463)*                                                    100.72%                   $  929,848,800
OTHER ASSETS AND LIABILITIES, NET                                        (0.72)                       (6,648,959)
                                                                        ------                    --------------
TOTAL NET ASSETS                                                        100.00%                   $  923,199,841
                                                                        ======                    ==============

+/-     VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(I)     ILLIQUID SECURITY.

(M) AN AUCTION RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $6,575,333.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 98.01%
ALABAMA: 1.01%
$   5,000,000   BIRMINGHAM JEFFERSON CIVIC CENTER AUTHORITY AL
                SERIES A (SPECIAL TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                 4.25%      01/01/2009   $    4,994,150
    2,380,000   COUNTY OF JEFFERSON AL SERIES B 8 (OTHER REVENUE,
                FIRST SECURITY BANK LOC)                                  5.25       02/01/2012        2,248,172
    3,000,000   JEFFERSON AL SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)                                                  5.00       04/01/2009        2,802,030
    2,450,000   LAKE MARTIN AL AREA IDA (OTHER REVENUE, REGIONS
                BANK LOC)                                                 4.00       08/01/2010        2,425,843

                                                                                                      12,470,195
                                                                                                  --------------
ALASKA: 0.23%
    2,500,000   ALASKA NORTHERN TOBACCO SECURITIZATION
                CORPORATION SERIES A (OTHER REVENUE)                      4.63       06/01/2023        2,139,150
      715,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK
                TOBACCO SETTLEMENT REVENUE ASSET-BACKED
                PREREFUNDED (EXCISE TAX REVENUE) ss                       6.20       06/01/2022          743,800

                                                                                                       2,882,950
                                                                                                  --------------
ARIZONA: 2.33%
    6,300,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES B (HOSPITAL
                REVENUE) ss +/-                                           8.81       02/01/2042        5,655,825
    8,650,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX
                CHILDREN'S HOSPITAL SERIES A (HOSPITAL
                REVENUE) ss +/-                                           8.96       02/01/2042        7,795,813
    3,395,000   MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION
                (PCR) ss +/-                                              2.90       06/01/2035        3,383,253
    1,450,000   YAVAPAI AZ INDUSTRIAL DEVELOPMENT AUTHORITY WASTE
                MANAGEMENT INCORPORATED PROJECT (OTHER
                REVENUE) ss +/-                                           4.00       06/01/2027        1,403,818
    2,000,000   YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT
                INCORPORATED PROJECT SERIES A2 (OTHER
                REVENUE) ss +/-                                           4.25       03/01/2028        1,948,320
    8,500,000   YUMA INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
                (HOSPITAL REVENUE, FIRST SECURITY BANK
                LOC) ss +/-(M)                                           14.00       08/01/2031        8,500,000

                                                                                                      28,687,029
                                                                                                  --------------
ARKANSAS: 0.12%
      505,000   ARKANSAS DEVELOPMENT FINANCE AUTHORITY
                MORTGAGE-BACKED SECURITIES PROGRAM SERIES D
                (SFHR, GNMA)                                              4.80       07/01/2032          502,283
      300,000   LITTLE ROCK AR (AIRPORT REVENUE LOC)                      3.50       11/01/2008          300,048
      705,000   SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                 4.00       07/01/2027          669,010

                                                                                                       1,471,341
                                                                                                  --------------
CALIFORNIA: 11.34%
   10,000,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A
                (OTHER REVENUE, AMBAC INSURED) ss +/-                     6.00       11/01/2034       10,000,000
    1,630,000   CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA
                REVENUE) ss +/-                                           4.45       07/01/2026        1,650,978
    5,635,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                CA SOUTHERN CALIFORNIA PRESBYTIAN (HOSPITAL
                REVENUE, MBIA INSURED) ss +/-                            11.00       12/01/2028        5,635,000
   10,520,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                CATHOLIC HEALTHCARE SERIES B (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED) ss +/-                 10.00       07/01/2016       10,520,000
    7,000,000   CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
                SAN DIEGO HOSPITAL SERIES A (HOSPITAL REVENUE,
                MBIA INSURED) ss +/-(M)(N)                                2.72       07/15/2018        7,000,000
      100,000   CALIFORNIA HEALTH FACILITIES AUTHORITY HOME
                MORTGAGE SERIES F (HOUSING REVENUE LOC)                   4.70       08/01/2016          100,920
    3,900,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                AUTHORITY CULINARY INSTITUTE (COLLEGE &
                UNIVERSITY REVENUE, XLCA INSURED) ss +/-(M)               8.00       10/01/2035        3,900,000
    2,100,000   FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR
                AGENCY (TOLL ROAD REVENUE)                                5.25       07/15/2010        2,046,996
    4,700,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION
                SERIES A-1 (OTHER REVENUE)                                4.00       06/01/2010        4,658,640
   13,900,000   LOS ANGELES CA CONVENTION & EXHIBIT CENTER
                AUTHORITY SERIES E (LEASE REVENUE, AMBAC
                INSURED) ss +/-                                           8.40       08/15/2021       13,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
CALIFORNIA (continued)
$   2,000,000   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION
                AUTHORITY TAX REVENUE REFUNDING SERIES A ss +/-           8.50%      07/01/2020  $     2,000,000
    8,000,000   NORTHERN CA GAS AUTHORITY #1 (OTHER REVENUE)+/-           2.47       07/01/2017        5,520,000
    2,800,000   NORTHERN CA GAS AUTHORITY #1 (UTILITIES REVENUE)+/-       2.50       07/01/2019        1,820,000
   10,000,000   NORTHERN CALIFORNIA GAS AUTHORITY # 1 (UTILITIES
                REVENUE)+/-                                               2.32       07/01/2013        8,325,000
    1,535,000   NORTHERN CALIFORNIA GAS AUTHORITY # 1 SERIES A
                (ELECTRIC PLANT REVENUE)                                  5.00       07/01/2010        1,335,082
    1,000,000   ORANGE COUNTY CA REFERENDUM (AIRPORT REVENUE,
                MBIA INSURED)                                             5.50       07/01/2011        1,006,510
   18,950,000   PITTSBURG REDEVELOPMENT AGENCY LOS MEDANOS
                COMMUNITY SERIES A (TAX INCREMENTAL REVENUE,
                AMBAC INSURED)ss +/-(M)(N)                               10.00       09/01/2036       18,950,000
   14,700,000   RICHMOND CA JOINT POWERS FINANCING
                AUTHORITY ss +/-                                          4.13       08/01/2037       14,700,000
    2,000,000   SAN BERNARDINO COUNTY CA HOUSING AUTHORITY EQUITY
                RESIDENTIAL REDLANDS SERIES A (HOUSING
                REVENUE)ss +/-                                            5.20       06/15/2029        2,006,460
    4,070,000   VERNON CA NATURAL GAS FINANCING AGENCY VERNON GAS
                PROJECT SUBSERIES A-1 (OTHER REVENUE, MBIA
                INSURED)ss +/-                                            5.00       08/01/2021        4,070,448
   13,135,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON
                GAS PROJECT SERIES A3 (UTILITIES REVENUE, MBIA
                INSURED)ss +/-                                            5.00       08/01/2021       13,206,454
    4,255,000   VERNON NATURAL GAS FINANCING AGENCY VERNON GAS
                PROJECT SUBSERIES A-2 (OTHER REVENUE, MBIA
                INSURED)ss +/-                                            5.00       08/01/2021        4,255,468
    3,310,000   VERNON NATURAL GAS FINANCING AGENCY VERNON GAS
                PROJECT SUBSERIES A-4 (OTHER REVENUE, MBIA
                INSURED)ss +/-                                            5.00       08/01/2021        3,328,006

                                                                                                     139,935,962
                                                                                                  --------------
COLORADO: 1.09%
      125,632   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A
                CLASS A (HOUSING REVENUE LOC)                             5.25       11/01/2019          126,634
    4,215,000   COLORADO E-470 PUBLIC HIGHWAY AUTHORITY SERIES B2
                (OTHER REVENUE, MBIA INSURED)ss +/-                       5.00       09/01/2039        4,242,313
    6,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC
                HEALTH SERIES C-2 (HOSPITAL REVENUE)ss +/-                3.75       10/01/2041        6,012,180
    1,000,000   DENVER CITY & COUNTY COMPANY WELLINGTON E WEB
                SERIES C1 (LEASE REVENUE, AMBAC INSURED)ss +/-           10.00       12/01/2029        1,000,000
    2,025,000   DENVER COLORADO CITY & COUNTY RENTAL CAR PROJECT
                SERIES A (OTHER REVENUE, MBIA INSURED)                    6.00       01/01/2011        2,053,006

                                                                                                      13,434,133
                                                                                                  --------------
CONNECTICUT: 0.44%
    1,080,000   CONNECTICUT RESOURCES RECOVERY AUTHORITY
                CONNECTICUT SYSTEMS SERIES A PREREFUNDED (OTHER
                REVENUE, MBIA INSURED)ss #                                5.50       11/15/2011        1,082,506
      500,000   CONNECTICUT STATE BRADLEY INTERNATIONAL AIRPORT
                SERIES A (LEASE REVENUE, ACA INSURED)                     6.13       07/01/2010          494,650
    3,905,000   CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE
                SERIES D (EDUCATIONAL FACILITIES REVENUE, RADIAN
                INSURED)ss +/-                                            4.15       07/01/2037        3,905,000

                                                                                                       5,482,156
                                                                                                  --------------
DISTRICT OF COLUMBIA: 0.15%
    1,855,000   DISTRICT OF COLUMBIA CHILDREN'S HOSPITAL SERIES A
                (HOSPITAL REVENUE, FGIC INSURED)                          6.25       07/15/2010        1,858,710
                                                                                                  --------------
FLORIDA: 4.61%
    2,000,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS
                ASSOCIATION LIMITED PROJECT (HOUSING REVENUE, GIC
                RABOBANK NEDERLAND LOC)                                   4.25       01/01/2012         1,964,740
    1,000,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT
                DISTRICT FL (OTHER REVENUE)                               4.80       11/01/2012           904,770
    3,600,000   BROWARD COUNTRY HOUSING FINANCE AUTHORITY GOLDEN
                VILLAS PROJECT SERIES A (OTHER REVENUE)                   5.00       04/01/2010         3,584,484
    2,200,000   BROWARD COUNTY FL WHEELABRATOR SERIES A                   5.38       12/01/2009         2,231,526
    1,145,000   DADE COUNTY FL HFA SIESTA POINTE APARTMENTS
                SERIES A (MFHR, FHLMC)                                    5.50       09/01/2012         1,145,676

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
FLORIDA (continued)
$   2,000,000   FLORIDA RURAL UTILITY FINANCING COMMISSION (OTHER
                REVENUE)                                                  3.25%      11/01/2011   $    1,962,100
    2,500,000   FLORIDA RURAL UTILITY FINANCING COMMISSION (OTHER
                REVENUE)                                                  4.00       11/01/2011        2,505,800
    2,000,000   HIGHLAND COUNTY FL HEALTH FACILITIES
                AUTHORITY ss +/-                                          5.00       11/15/2029        2,019,320
    2,405,000   HILLSBOROUGH COUNTY AVIATION AUTHORITY SERIES C
                (OTHER REVENUE, GUARANTEE AGREEMENT)                      5.00       10/01/2010        2,442,133
    1,100,000   LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE
                COMMUNITY PROJECT (HCFR)                                  5.00       11/15/2009        1,107,414
    4,000,000   LEE FLORIDA (OTHER REVENUE, MBIA INSURED)                 5.25       10/01/2010        4,052,400
    4,850,000   LEE FLORIDA (OTHER REVENUE, MBIA INSURED)                 5.50       10/01/2011        4,942,538
    3,885,000   MIAMI DADE COUNTY HEALTH FACILITIES AUTHORITY
                MIAMI CHILDREN'S SERIES A (OTHER REVENUE, MBIA
                INSURED)ss +/-                                            4.13       08/01/2046        3,860,796
    2,800,000   MIAMI-DADE COUNTY INDUSTRIAL DEVELOPMENT
                AUTHORITY (OTHER REVENUE, GUARANTEE
                AGREEMENT)ss +/-                                          5.40       08/01/2023        2,764,412
      200,000   PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY
                WATERFORD PROJECT (HFFA REVENUE)                          4.40       11/15/2008          200,094
   20,000,000   PORT ST LUCIE FL TORREY PINES PROJECT (LEASE
                REVENUE, MBIA INSURED)ss +/-                             10.00       09/01/2027       20,000,000
    1,155,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE
                APARTMENTS SERIES B (HOUSING REVENUE)                     4.13       07/01/2010        1,167,901

                                                                                                      56,856,104
                                                                                                  --------------
GEORGIA: 3.49%
    5,735,000   ATLANTA GA (AIRPORT REVENUE, FGIC INSURED)                6.13       01/01/2012        5,877,056
    4,000,000   ATLANTA GA SERIES C (AIRPORT REVENUE, FGIC
                INSURED)                                                  6.25       01/01/2013        4,089,360
    8,500,000   BURKE COUNTY GA DEVELOPMENT AUTHORITY GEORGIA
                POWER COMPANY (POWER REVENUE)ss +/-                       4.38       10/01/2032        8,565,790
      835,000   COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER
                INCORPORATED PROJECT (HOSPITAL REVENUE)                   5.00       12/01/2008          836,119
   18,660,000   DE KALB COUNTY HOUSING AUTHORITY PARK BRIARCLIFF
                APARTMENTS SERIES A (HOUSING REVENUE, FEDERAL
                NATIONAL MORTGAGE ASSOCIATION)ss +/-                      4.55       12/01/2028       18,719,525
    5,000,000   MONROE COUNTY GA DEVELOPMENT AUTHORITY OGLETHORPE
                POWER SCHERER SERIES B (OTHER REVENUE, AMBAC
                INSURED)ss +/-                                            4.63       01/01/2036        5,011,150

                                                                                                      43,099,000
                                                                                                  --------------
GUAM: 0.60%
    6,050,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C
                (AIRPORT REVENUE, MBIA INSURED)                           5.00       10/01/2010        6,106,386
    1,240,000   GUAM POWER AUTHORITY SERIES A (POWER REVENUE,
                AMBAC INSURED)                                            5.25       10/01/2014        1,247,948

                                                                                                       7,354,334
                                                                                                  --------------
HAWAII: 0.07%
      795,000   STATE OF HAWAII SERIES B (FUEL SALES TAX REVENUE,
                FGIC INSURED)                                             6.38       07/01/2012          820,480
                                                                                                  --------------
ILLINOIS: 2.14%
      930,000   BROADVIEW IL (SALES TAX REVENUE)                          5.25       07/01/2012          927,108
    1,030,000   CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)              5.25       01/01/2020        1,034,532
   15,000,000   CHICAGO IL SERIES D (OTHER REVENUE, FIRST
                SECURITY BANK LOC)ss +/-                                  3.48       01/01/2040       15,000,000
    2,500,000   COOK COUNTY HIGH SCHOOL DISTRICT # 201 J STERLING
                MORTON TOWNSHIP (PROPERTY TAX REVENUE, FGIC
                INSURED)##                                                4.10       12/01/2009        2,384,000
      450,000   HARVEY IL PARK DISTRICT (PROPERTY TAX REVENUE)            5.25       12/15/2008          450,432
    2,200,000   ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION
                HEATH CARE PROJECT ss +/-                                 3.75       05/15/2015        2,213,420
    1,000,000   LAKES REGION SANITATION DISTRICT IL DEBT
                CERTIFICATES                                              4.13       12/01/2010        1,001,660
      900,000   QUINCY IL QUINCY HOSPITAL REVENUE (HOSPITAL
                REVENUE)                                                  5.00       11/15/2009          913,185
    2,450,000   WOODSTOCK IL SERIES A (HOUSING REVENUE, FEDERAL
                NATIONAL MORTGAGE ASSOCIATION)ss +/-                      4.80       05/01/2031        2,491,405

                                                                                                      26,415,742
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
INDIANA: 2.61%
$   6,400,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND
                ANTICIPATION NOTES (TAX ALLOCATION REVENUE)               5.13%      04/03/2009   $    6,401,664
    2,500,000   ANDERSON IN REDEVELOPMENT DISTRICT BOND
                ANTICIPATION NOTES (TAX INCREMENTAL REVENUE)              4.38       10/04/2008        2,499,800
    1,970,000   BONNE COUNTY INDUSTRIAL REDEVELOPMENT DISTRICT
                (OTHER REVENUE)                                           4.50       05/15/2010        1,965,055
    3,500,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER
                REVENUE)+/-                                               2.14       10/15/2009        3,386,250
   16,500,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES
                F2 (TAX ALLOCATION REVENUE LOC) ss +/-                    9.75       02/01/2020       16,500,000
    1,500,000   JASPER IN SERIES A (OTHER REVENUE, MBIA INSURED)          4.15       08/01/2010        1,489,410

                                                                                                      32,242,179
                                                                                                  --------------
IOWA: 1.54%
      700,000   CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT
                (IDR) ss +/-                                              3.60       11/01/2023          699,447
    1,000,000   IOWA FINANCE AUTHORITY GENESIS MEDICAL CENTER
                (HOSPITAL REVENUE)                                        6.00       07/01/2012        1,026,460
    6,495,000   IOWA FINANCE AUTHORITY SERIES A (LEASE REVENUE,
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)                 5.00       01/01/2034        6,484,673
    9,245,000   IOWA HIGHER EDUCATION LOAN AUTHORITY WALDORF
                PRIVATE COLLEGE FACILITIES (COLLEGE AND
                UNIVERSITY REVENUE) ss                                    7.38       10/01/2010        9,760,871
    1,000,000   LANSING IA INTERSTATE POWER COMPANY (IDR)                 3.60       11/01/2008          999,130

                                                                                                      18,970,581
                                                                                                  --------------
KANSAS: 2.51%
    4,500,000   CITY OF BURLINGTON KS  POWER SERIES B (OTHER
                REVENUE, XLCA INSURED) ss +/-                             5.00       12/01/2023        4,554,810
    2,325,000   EMPORIA KS TEMPORARY NOTES (PROPERTY TAX REVENUE)         4.13       10/15/2008        2,324,303
    5,940,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HAYS MEDICAL
                CENTER (HOSPITAL REVENUE, MBIA INSURED) ss +/-            3.75       05/15/2026        5,918,200
      300,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY
                CENTRAL CHRISTIAN SERIES C (COLLEGE AND
                UNIVERSITY REVENUE)                                       4.25       05/01/2009          300,000
    3,500,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY
                MIDAMERICA SERIES D (COLLEGE AND UNIVERSITY
                REVENUE)                                                  4.25       05/01/2009        3,500,000
    3,000,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY
                OTTAWA UNIVERSITY SERIES E (COLLEGE AND
                UNIVERSITY REVENUE)                                       4.25       05/01/2009        3,000,000
      800,000   KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY
                SOUTHWESTERN SERIES F (COLLEGE AND UNIVERSITY
                REVENUE)                                                  4.25       05/01/2009          800,000
    2,075,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM
                SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)          5.00       12/01/2020        1,904,145
    4,645,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL
                OBLIGATION SALES TAX SECOND LIEN AREA B                   4.75       12/01/2016        4,423,759
    1,810,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL
                OBLIGATION SALES TAX SECOND LIEN AREA B (OTHER
                REVENUE, CITIBANK NA LOC)                                 3.75       12/01/2012        1,806,633
    2,390,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL
                OBLIGATION SALES TAX SECOND LIEN AREA B (OTHER
                REVENUE, CITIBANK NA LOC)                                 3.85       12/01/2013        2,390,024

                                                                                                      30,921,874
                                                                                                  --------------
KENTUCKY: 1.88%
       90,000   COVINGTON KY ALLEN & ALLEN ss +/-                         4.38       09/01/2016           90,196
    4,750,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI
                NORTHERN KY SERIES A (AIRPORT REVENUE, MBIA
                INSURED)                                                  5.63       03/01/2010        4,826,808
    1,075,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI
                NORTHERN KY SERIES A (AIRPORT REVENUE, XLCA
                INSURED)                                                  4.00       03/01/2010        1,066,142
    5,000,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI
                NORTHERN KY SERIES B (AIRPORT REVENUE, XLCA
                INSURED)                                                  5.00       03/01/2011        5,009,700
    3,200,000   KENTON COUNTY KY AIRPORT BOARD SERIES B (AIRPORT
                REVENUE, XLCA INSURED)                                    5.00       03/01/2010        3,214,912
    6,500,000   KENTUCKY EDFA SERIES 04D (HOSPITAL
                REVENUE) ss +/-                                           3.50       05/01/2034        6,484,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
KENTUCKY (continued)
$   2,500,000   KENTUCKY HOUSING CORPORATION CITYWIDE HOUSING
                PROJECT (OTHER REVENUE)                                   4.63%      01/01/2010   $    2,492,775

                                                                                                      23,185,323
                                                                                                  --------------
LOUISIANA: 2.80%
    8,340,000   CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE
                DISTRICT LAKE CHARLES MEMORIAL HOSPITAL PROJECT
                (HCFR LOC) ss +/-(M)(N)                                   4.66       12/01/2018        8,340,000
   12,500,000   JEFFERSON SALES TAX DISTRICT (SALES TAX REVENUE,
                AMBAC INSURED) ss +/-                                     4.55       12/01/2022       12,500,000
    9,700,000   LOUISIANA ST CITIZENS PROPERTY INSURANCE
                CORPORATION SERIES C-1 (OTHER REVENUE, CIFG
                INSURED) ss +/-(M)(N)                                     9.90       06/01/2027        9,700,000
    4,000,000   RAPIDES LA FINANCE AUTHORITY CLECO POWER LLC
                PROJECT (OTHER REVENUE) ss +/-                            6.00       10/01/2038        3,993,480

                                                                                                      34,533,480
                                                                                                  --------------
MAINE: 0.06%
      430,000   MAINE STATE HOUSING AUTHORITY (HOUSING REVENUE)           5.60       11/15/2024          430,550
      295,000   MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING
                REVENUE)                                                  4.00       11/15/2024          293,144

                                                                                                         723,694
                                                                                                  --------------
MARYLAND: 0.69%
    6,270,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
                SERIES H (HOUSING REVENUE)                                5.00       09/01/2029        6,246,864
    2,275,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING
                AUTHORITY (OTHER REVENUE)                                 5.00       12/01/2010        2,262,397

                                                                                                       8,509,261
                                                                                                  --------------
MASSACHUSETTS: 1.27%
    2,010,000   MASSACHUSETTS HEFA CARE GROUP SERIES D (HOSPITAL
                REVENUE, MBIA INSURED)                                    4.00       07/01/2009        2,021,035
    2,615,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION
                SERIES B (HCFR)                                           6.50       07/01/2012        2,648,341
    4,250,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN
                HAVERHILL SERIES A (OTHER REVENUE)                        5.35       12/01/2010        4,266,065
    1,950,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC
                COMPANY NUCLEAR MIX #4 SERIES 1 (ELECTRIC
                REVENUE, MBIA INSURED) ss +/-(M)(N)                       3.24       07/01/2017        1,950,000
    4,775,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC
                COMPANY PROJECT #6 SERIES 1 (ELECTRIC REVENUE,
                MBIA INSURED) ss +/-(M)(N)                                3.36       07/01/2019        4,775,000

                                                                                                      15,660,441
                                                                                                  --------------
MICHIGAN: 2.69%
   12,315,000   DETROIT MI (PROPERTY TAX REVENUE, MBIA INSURED)           5.00       04/01/2009       12,413,889
      700,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES
                A-1 (OTHER REVENUE)                                       5.00       04/01/2013          695,275
   10,500,000   DETROIT MI SERIES G (SEWER REVENUE, FGIC
                INSURED) ss +/-                                           5.00       07/01/2029       10,500,000
    4,300,000   DETROIT MI SEWER DISPOSAL LIEN SERIES C-1 (SEWER
                REVENUE, FIRST SECURITY BANK LOC) ss +/-                  6.00       07/01/2027        4,300,000
    1,550,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN
                HEALTH CARE (OTHER REVENUE)                               5.00       05/15/2010        1,581,310
    3,695,000   MICHIGAN STRATEGIC FUND CONSUMERS ENERGY COMPANY
                PROJECT (POWER REVENUE)                                   4.25       06/15/2010        3,665,514

                                                                                                      33,155,988
                                                                                                  --------------
MINNESOTA: 2.53%
      383,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES
                PRESBYTERIAN HOMES SERIES A UNITED STATES BANK
                INSURED (HCFR, US BANK NA LOC) ss +/-                     6.00       09/01/2029          383,000
   12,000,000   MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT
                AUTHORITY HEALTHSPAN SERIES B (HOSPITAL REVENUE,
                AMBAC INSURED)+/-(M)(N)                                   2.45       11/15/2017       12,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------

MINNESOTA (continued)
$  11,200,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
                SERVICES SERIES B (HCFR, AMBAC INSURED) ss +/-           10.00%      11/15/2029   $   11,200,000
    6,000,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH
                SERVICES SERIES C (HCFR LOC) ss +/-                       9.75       11/15/2026        6,000,000
    1,500,000   ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C
                (HOUSING REVENUE, GUARANTEE AGREEMENT) ss                 8.00       12/01/2010        1,652,835

                                                                                                      31,235,835
                                                                                                  --------------
MISSISSIPPI: 1.51%
   11,500,000   MEDICAL CENTER EDUCATIONAL BUILDING CORPORATION
                ADULT HOSPITAL PROJECT (HOSPITAL REVENUE, AMBAC
                INSURED) ss +/-                                          10.00       07/01/2031       11,500,000
    4,285,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES
                AUTHORITY BAPTIST MEMORIAL HEALTH SERIES B2
                (HEALTH FACILITIES FINANCING AUTHORITY
                REVENUE) ss +/-                                           5.00       09/01/2024        4,285,043
    2,800,000   MISSISSIPPI REGIONAL HOUSING AUTHORITY # II
                HOUSING-LAUREL PARK APARTMENTS PROJECT (HOUSING
                REVENUE LOC) ss +/-                                       6.00       06/01/2030        2,807,112

                                                                                                      18,592,155
                                                                                                  --------------
MISSOURI: 1.03%
    1,955,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT AND
                ENERGY RESOURCES AUTHORITY POLLUTION CONTROL
                ASSOCIATED ELECTRIC COOP PROJECT (ELECTRIC
                REVENUE) ss +/-                                           4.38       12/01/2034        1,975,958
    4,500,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR,
                US BANK NA LOC) ss +/-                                    6.00       08/01/2037        4,500,000
    1,415,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY
                MORTGAGE REVENUE SINGLE FAMILY HOMEOWNER LOAN
                SERIES C1 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)        7.15       03/01/2032        1,453,148
      125,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY
                SERIES C1                                                 4.80       03/01/2019          125,095
    4,700,000   ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT
                APARTMENTS ss +/-                                         5.00       02/01/2029        4,696,710

                                                                                                      12,750,911
                                                                                                  --------------
MONTANA: 0.86%
    4,325,000   CITY OF FORSYTH (INDUSTRIAL DEVELOPMENT REVENUE,
                AMBAC INSURED) ss +/-                                     5.13       03/01/2034        4,309,949
      275,000   MONTANA STATE BOARD INVESTMENT PAYROLL TAX
                WORKERS COMPENSATION PROJECT (OTHER REVENUE, MBIA
                INSURED)                                                  6.88       06/01/2011          285,904
    1,000,000   MONTANA STATE BOARD INVESTMENT REFUNDED 1996
                PAYROLL TAX (OTHER REVENUE, MBIA INSURED)                 6.88       06/01/2020        1,001,930
    2,330,000   MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED
                1996 PAYROLL TAX (OTHER REVENUE, MBIA INSURED)#           6.88       06/01/2020        2,334,497
    2,675,000   MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL
                TAX (OTHER REVENUE, MBIA INSURED)                         6.88       06/01/2020        2,680,163

                                                                                                      10,612,443
                                                                                                  --------------
NEBRASKA: 0.14%
    2,000,000   CENTRAL PLAINS ENERGY PROJECT PROJECT  # 1 (OTHER
                REVENUE)+/-                                               2.19       12/01/2010        1,767,500
                                                                                                  --------------
NEVADA: 2.16%
   23,600,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE
                SERIES A (AIRPORT REVENUE LOC) ss +/-                     9.75       07/01/2012       23,600,000
    2,085,000   DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF
                BUSINESS & INDUSTRY LAS VEGAS MONORAIL (OTHER
                REVENUE, AMBAC INSURED)##                                 6.45       01/01/2009        2,051,577
      985,000   NEVADA HOUSING DIVISION SERIES B (SFHR)                   4.80       10/01/2031          982,212

                                                                                                      26,633,789
                                                                                                  --------------
NEW HAMPSHIRE: 1.30%
    1,015,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY
                SERIES A (OTHER REVENUE, ACA INSURED)                     5.90       01/01/2010        1,022,927

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
NEW HAMPSHIRE (continued)
$   3,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY SERIES A
                (HOSPITAL REVENUE)ss                                      7.00%      10/01/2029   $    3,174,060
    1,500,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
                AUTHORITY SERIES A (OTHER REVENUE)                        4.50       04/22/2009        1,496,775
    1,600,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
                AUTHORITY SERIES C (OTHER REVENUE)                        4.50       04/22/2009        1,596,560
    3,800,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
                AUTHORITY SERIES F (OTHER REVENUE)                        4.50       04/22/2009        3,791,830
    5,000,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES
                AUTHORITY SERIES H (OTHER REVENUE)                        4.50       04/22/2009        4,989,250

                                                                                                      16,071,402
                                                                                                  --------------
NEW JERSEY: 2.24%
    2,370,000   BAYONNE NJ (OTHER REVENUE)                                5.25       06/30/2009        2,366,611
    2,750,000   CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                 5.00       10/24/2008        2,749,588
    1,865,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING
                AUTHORITY (HOSPITAL REVENUE, AMBAC INSURED)               5.40       07/01/2011        1,885,590
    4,230,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING
                AUTHORITY AHS HOSPITAL CORPORATION SERIES A
                (HOSPITAL REVENUE)                                        5.00       07/01/2010        4,342,560
    1,760,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING
                AUTHORITY HOLY NAME HOSPITAL ISSUE (HOSPITAL
                REVENUE, AMBAC INSURED)                                   5.30       07/01/2010        1,779,906
   12,500,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE
                SERIES 1991 D (TOLL ROAD REVENUE LOC) ss +/-              8.55       01/01/2018       12,500,000
    2,000,000   WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES
                (OTHER REVENUE)                                           4.50       10/10/2008        1,999,680

                                                                                                      27,623,935
                                                                                                  --------------
NEW MEXICO: 1.33%
    3,950,000   FARMINGTON NM SOUTHERN CALIFORNIA EDISON SERIES A
                (ELECTRIC REVENUE, FGIC INSURED)ss +/-                    3.55       04/01/2029        3,911,290
      110,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES
                A2 CLASS I (HOUSING REVENUE, GNMA INSURED)                3.90       01/01/2019          109,838
      215,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES
                C2 CLASS I (HOUSING REVENUE, GNMA INSURED)                4.13       07/01/2019          213,785
   12,150,000   PUEBLO OF SANDIA NM ss +/-                                9.46       03/01/2015       12,150,000

                                                                                                      16,384,913
                                                                                                  --------------
NEW YORK: 3.05%
    1,000,000   HEMPSTEAD TOWN NY IDAG AMERICAN FUEL PROJECT
                (IDR)ss                                                   5.00       12/01/2010          986,990
      270,000   MONROE NY NEWPOWER CORPORATION                            3.30       01/01/2009          269,090
    2,250,000   NEW YORK NY IDAG TERMINAL ONE GROUP ASSOCIATION
                PROJECT                                                   5.00       01/01/2010        2,274,885
    3,025,000   NEW YORK STATE DORMITORY AUTHORITY GOOD SAMARITAN
                HOSPITAL MEDICAL CENTER SERIES A (HOSPITAL
                REVENUE, MBIA INSURED)                                    5.70       07/01/2013        3,080,146
    5,000,000   NEW YORK STATE DORMITORY AUTHORITY SERIES B
                (COLLEGE AND UNIVERSITY REVENUE, AMBAC
                INSURED)ss +/-                                           12.00       07/01/2036        5,000,000
    4,300,000   NEW YORK STATE ENERGY RESEARCH & DEVELOPMENT
                AUTHORITY SERIES A (FUEL SALES TAX
                REVENUE)ss +/-(M)(N)                                      2.99       07/01/2026        4,300,000
    1,015,000   NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S
                (LEASE REVENUE)##                                         5.48       01/01/2011          898,539
    5,000,000   TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B
                (OTHER REVENUE)                                           5.00       06/01/2010        5,155,100
   15,370,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY GENERAL
                PURPOSE-SERIES C (TOLL ROAD REVENUE, AMBAC
                INSURED)ss +/-                                            8.25       01/01/2032       15,370,000
      235,000   WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS
                FACILITIES POOLED PROGRAM SERIES E1 (IDR, ACA
                INSURED)                                                  4.25       07/01/2009          231,931

                                                                                                      37,566,681
                                                                                                  --------------
NORTH DAKOTA: 0.66%
    2,480,000   CITY OF FARGO ND MERITCARE OBLIGATED GROUP SERIES
                A (NURSING HOME REVENUE, MBIA INSURED)                    5.50       06/01/2011        2,513,356

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
NORTH DAKOTA (continued)
$   1,195,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION
                GROUP (HOSPITAL REVENUE, MBIA INSURED)                    5.30%      08/15/2010   $    1,208,229
    2,435,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP
                (HOSPITAL REVENUE, MBIA INSURED)                          6.63       12/01/2010        2,441,867
    1,915,000   NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM
                HOME MORTGAGE SERIES A (HOUSING REVENUE)                  5.00       07/01/2033        1,897,727
       30,000   NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE
                PROGRAM HOME MORTGAGE SERIES A                            4.60       01/01/2023           29,761

                                                                                                       8,090,940
                                                                                                  --------------
OHIO: 2.96%
    4,500,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES
                A (ELECTRIC REVENUE, GOLDMAN SACHS LOC)                   5.00       02/01/2011        4,321,620
    1,250,000   AMERICAN MUNICIPAL POWER-OHIO INCORPORATED SERIES
                A (ELECTRIC REVENUE, GOLDMAN SACHS LOC)                   5.00       02/01/2009        1,241,413
    1,900,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY
                SERIES A1 (OTHER REVENUE)                                 4.13       06/01/2010        1,885,560
    1,285,000   CUYAHOGA COUNTY OH HOUSING ALLERTON APARTMENTS
                PROJECT SERIES B (MFHR)                                   4.00       11/01/2009        1,290,744
    2,600,000   CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BAN
                (HOUSING REVENUE)                                         4.00       08/28/2009        2,602,964
    1,105,000   CUYAHOGA OH UNIVERSITY HOSPITALS HEALTH SERIES A
                (HOSPITAL REVENUE)                                        5.50       01/15/2011        1,106,116
    7,000,000   LEIPSIC OH (WATER REVENUE)                                5.50       12/09/2008        6,993,350
    1,835,000   LORAIN OHIO (PROPERTY TAX REVENUE)                        4.63       10/02/2008        1,834,963
    1,249,000   MONTGOMERY OH KETTERING MEDICAL CENTER (HOSPITAL
                REVENUE, MBIA INSURED)                                    5.50       04/01/2009        1,273,980
    5,625,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                BACKED SECURITIES SERIES B (HOUSING REVENUE,
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)                 5.00       03/01/2034        5,477,344
    8,450,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST
                ENERGY SERIES B (OTHER REVENUE)ss +/-                     3.38       10/01/2033        8,450,000

                                                                                                      36,478,054
                                                                                                  --------------
OKLAHOMA: 1.28%
   11,760,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING
                CARE RETIREMENT SERIES A (HOSPITAL REVENUE)ss             8.00       02/01/2032       13,730,153
      910,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER
                LOAN PROGRAM SERIES D2 (HOUSING REVENUE LOC,
                GNMA/FNMA INSURED)                                        7.10       09/01/2028          916,616
    1,095,000   SOUTH OKLAHOMA CITY HOSPITAL TRUST PREREFUNDED
                (REAL ESTATE) ss                                          9.75       02/01/2013        1,173,610

                                                                                                      15,820,379
                                                                                                  --------------
OREGON: 1.65%
      300,000   COW CREEK BAND UMPQUA TRIBE OF INDIANS OR SERIES
                C (OTHER REVENUE)                                         4.88       10/01/2008          299,985
    3,150,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY SERIES B
                (HOSPITAL REVENUE, MBIA INSURED)ss +/-                    3.50       08/15/2029        3,150,000
    4,095,000   OREGON SCHOOL BOARDS ASSOCIATION SERIES B (OTHER
                REVENUE)                                                  3.00       05/31/2009        4,082,879
      775,000   OREGON STATE HOUSING & COMMUNITY SERVICES
                DEPARTMENT SINGLE FAMILY MORTGAGE PROGRAM SERIES
                G (SFHR)                                                  4.70       07/01/2025          775,504
   12,000,000   PORT OF MORROW OR POLLUTION CONTROL PORTLAND
                GENERAL SERIES A (IDR)ss +/-                              5.20       05/01/2033       12,058,560

                                                                                                      20,366,928
                                                                                                  --------------
OTHER: 0.38%
    4,745,924   MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST
                BEACON LAKES PASSTHRU CERTIFICATES C+/-                   3.38       11/01/2008        4,744,785
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
PENNSYLVANIA: 1.86%
$   2,345,000   ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY
                HEALTH SYSTEM WESTERN PENNSYLVANIA SERIES A
                (HOSPITAL REVENUE)                                        5.00%      11/15/2009   $    2,310,224
    1,795,000   ALLEGHENY COUNTY HOSPITAL DEVELOPMENT AUTHORITY
                HEALTH SYSTEM WESTERN PENNSYLVANIA SERIES A
                (HOSPITAL REVENUE)                                        5.00       11/15/2010        1,732,265
    4,500,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY
                PRESBYTERIAN HOMES PROJECT SERIES B (HCFR, RADIAN
                INSURED)ss +/-                                            4.25       12/01/2026        4,493,475
    5,500,000   DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY
                SERIES A (IDR)                                            6.10       07/01/2013        5,248,760
    2,570,000   GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING
                FACILITIES REVENUE, FIRST SECURITY BANK LOC)              4.50       02/15/2013        2,571,696
    2,000,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY
                FACILITY CAPITAL APPRECIATION LIMITED OBLIGATION
                SERIES C##                                                4.51       12/15/2010        1,812,560
    4,800,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L
                (MFHR, GO OF AUTHORITY)                                   4.20       07/01/2009        4,804,800

                                                                                                      22,973,780
                                                                                                  --------------
PUERTO RICO: 0.98%
    1,895,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC
                INSURED)                                                  5.25       07/01/2010        1,936,728
    1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-               2.39       07/01/2029          960,000
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                (ELECTRIC REVENUE)                                        5.00       07/01/2010        1,021,910
    8,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY HOUSING
                VIVIENDA MODERNIZATION (HOUSING REVENUE)                  4.75       10/01/2011        8,035,120
      150,000   PUERTO RICO HOUSING FINANCE AUTHORITY SERIES 2984
                (HOUSING REVENUE, HUD INSURED)ss +/-                      5.61       06/01/2012          150,000

                                                                                                      12,103,758
                                                                                                  --------------
RHODE ISLAND: 1.42%
   15,400,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING
                CORPORATION HOSPITAL FINANCING S COUNTY HOSPITAL
                SERIES A (HOSPITAL REVENUE, RADIAN
                INSURED)ss +/-(M)(N)                                     12.00       09/15/2035       15,400,000
    2,140,000   RHODE ISLAND HOUSING & MORTGAGE FINANCE
                CORPORATION RENTAL HOUSING PROGRAM SERIES A-1
                (HOUSING REVENUE, FGIC INSURED)ss +/-                     3.85       10/01/2017        2,140,064

                                                                                                      17,540,064
                                                                                                  --------------
SOUTH CAROLINA: 2.56%
    4,020,000   ANDERSON COUNTY SC (IDR)                                  4.75       08/01/2010        3,955,399
    1,300,000   ORANGEBURG JOINT GOVERNMENTAL ACTION AUTHORITY
                SERIES C (HOSPITAL REVENUE, MBIA INSURED)                 5.00       04/01/2010        1,330,758
    4,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                AUTHORITY PALMETTO HEALTH (HOSPITAL
                REVENUE)ss +/-                                            8.71       08/01/2039        3,650,000
    2,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT
                AUTHORITY PALMETTO HEALTH ALLIANCE SERIES A
                PREREFUNDED (NURSING HOME REVENUE)ss                      7.13       12/15/2015        2,220,980
    2,000,000   SOUTH CAROLINA STATE HOUSING FINANCE &
                DEVELOPMENT AUTHORITY RURAL HOUSING APARTMENTS
                SERIES B (HOUSING REVENUE, GIC RABOBANK NEDERLAND
                LOC)                                                      4.13       10/01/2009        2,013,100
    1,325,000   SOUTH CAROLINA STATE HOUSING FINANCE AND
                DEVELOPMENT AUTHORITY SERIES A (HOUSING REVENUE,
                AMBAC INSURED)                                            3.60       07/01/2033        1,273,020
   17,970,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY
                (OTHER REVENUE)                                           5.00       06/01/2018       17,196,571

                                                                                                      31,639,828
                                                                                                  --------------
SOUTH DAKOTA: 0.06%
      710,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY                4.72       05/01/2025          707,891
                                                                                                  --------------
TENNESSEE: 5.47%
    4,000,000   CLARKSVILLE NATURAL GAS ACQUISITION CORPORATION
                (OTHER REVENUE)                                           5.00       12/15/2010        3,895,320
    3,910,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES
                (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)            7.75       07/01/2012        4,299,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
TENNESSEE (continued)
$   7,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES
                (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)           7.50%       07/01/2012   $    7,638,470
      415,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING
                FACILITIES BOARD UNIVERSITY HEALTH SYSTEMS
                INCORPORATED (HCFR)                                      4.00        04/01/2009          415,676
    1,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON
                COUNTY TN INDUSTRIAL DEVELOPMENT BOARD EASTER
                SEAL PROJECT (IDR) ss +/-                                9.84        08/01/2019        1,000,000
   22,000,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING
                FACILITIES BOARD FLOAT BAPTIST MEMORIAL
                HEALTHCARE ss +/-                                        5.00        09/01/2020       21,998,460
    5,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                (OTHER REVENUE)                                          5.00        09/01/2009        4,909,400
    6,150,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A
                (OTHER REVENUE)                                          5.00        09/01/2010        5,913,902
      600,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C
                (OTHER REVENUE)                                          5.00        02/01/2009          595,878
    6,000,000   TENNESSEE HOUSING DEVELOPMENT AGENCY TN (HOUSING
                REVENUE)                                                 4.50        07/01/2031        5,942,700
    9,850,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION
                SERIES A (FUEL SALES TAX REVENUE)                        5.00        09/01/2011        9,386,262
    1,575,000   TENNESSEE TN ENERGY ACQUISITION CORPORATION
                SERIES C (OTHER REVENUE)                                 5.00        02/01/2010        1,531,861

                                                                                                      67,527,209
                                                                                                  --------------

TEXAS: 9.91%
   10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS
                SERIES A                                                 5.00        08/15/2034       10,097,300
      500,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED
                FIRST TIER SERIES A (INDUSTRIAL DEVELOPMENT
                REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)           5.25        01/01/2009          501,510
   15,050,000   DALLAS TX PERFORMING ARTS CULTURAL FACILITIES
                CORPORATION DALLAS CENTER FOUNDATION PROJECT
                SERIES B (RECREATIONAL FACILITIES REVENUE, MBIA
                INSURED) ss +/-                                          5.17        09/01/2041       15,050,000
    1,555,000   DALLAS-FORT WORTH INTERNATIONAL AIRPORT
                FACILITIES IMPROVEMENT CORPORATION SERIES A
                (AIRPORT REVENUE, XL CAPITAL ASSURANCE COMPANY
                INSURED)                                                 5.00        11/01/2012        1,546,603
    1,905,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION
                (LEASE REVENUE)                                          5.00        10/01/2011        1,895,056
    8,500,000   HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT
                CORPORATION CHRISTUS HEALTH SERIES A-1 (HOSPITAL
                REVENUE, AMBAC INSURED) ss +/-                           8.50        07/01/2031        8,500,000
    2,355,000   HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT
                CORPORATION MEMORIAL HOSPITAL SYSTEM PROJECT
                SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA
                INSURED)                                                 6.00        06/01/2010        2,432,597
    1,425,000   HARRIS COUNTY TX (TOLL ROAD REVENUE LOC) ss +/-          5.00        08/15/2021        1,445,862
   10,000,000   HOUSTON TX 1ST LIEN SERIES C (WATER REVENUE,
                AMBAC INSURED) ss +/-                                    5.00        05/15/2034       10,344,200
    2,000,000   MATAGORDA COUNTY TX NAVIGATION DISTRICT #1 TEXAS
                CENTER COMPANY PROJECT (OTHER REVENUE) ss +/-            5.13        06/01/2030        2,012,980
    1,300,000   MONTGOMERY COUNTY TX UNLIMITED TAX ADJUSTMENT
                RATE SERIES B (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC) ss +/-                                3.00        03/01/2028        1,292,005
    4,230,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT
                CORPORATION CHILDREN'S MEDICAL CENTER PROJECT
                (HOSPITAL REVENUE, MBIA INSURED)                         5.75        08/15/2013        4,237,741
      310,000   NORTH TEXAS TOLLWAY AUTHORITY BOND ANTICIPATION
                NOTES (OTHER REVENUE)                                    4.13        11/19/2008          309,941
   17,600,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES E1 (OTHER
                REVENUE) ss +/-                                          5.00        01/01/2038       17,698,384
    6,250,000   NORTH TX TOLLWAY AUTHORITY FIRST TIER SERIES G
                (TOLL ROAD REVENUE) ss +/-                               5.00        01/01/2038        6,295,563
    2,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION
                (OTHER REVENUE)                                          5.00        08/01/2010        2,407,800
    4,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC
                REVENUE) ss +/-                                          3.63        12/01/2027        4,011,560
    2,285,000   SPRING INDEPENDENT SCHOOL DISTRICT SCHOOLHOUSE
                SERIES 2005 CLASS A (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC) ss +/-                                5.00        08/15/2029        2,310,752
    8,935,000   SPRING TX INDEPENDENT SCHOOL DISTRICT SCHOOL
                HOUSE SERIES 2005-A (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC) ss +/-                                5.00        08/15/2028        9,035,697
    4,300,000   TARRANT COUNTY HEALTH FACILITIES DEVELOPMENT
                CORPORATION HARRIS METHODIST HEALTH SYSTEM SERIES
                A (HOSPITAL REVENUE, AMBAC INSURED)                      5.13        09/01/2012        4,424,485
    5,635,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                CORPORATION I SERIES A (OTHER REVENUE)                   5.00        12/15/2011        5,396,189
    2,500,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                CORPORATION I SERIES B (UTILITIES REVENUE)+/-            2.22        12/15/2009        2,284,375
    2,695,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY
                CORPORATION I SR LIEN SERIES D (OTHER REVENUE)           5.00        12/15/2009        2,665,112

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
TEXAS (continued)
$     415,000   TEXAS MUNICIPAL GAS ACQUISITION AND SUPPLY
                CORPORATION II (UTILITIES REVENUE)+/-                    2.29%       09/15/2010   $      390,100
    3,000,000   TEXAS MUNICIPAL POWER AGENCY (ELECTRIC REVENUE,
                AMBAC INSURED)##                                         2.86        09/01/2009        2,922,600
    2,850,000   TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER
                SUPPLY DISTRICT # 1 POWER COMPANY (ELECTRIC
                REVENUE)                                                 4.50        07/01/2011        2,821,500

                                                                                                     122,329,912
                                                                                                  --------------

UTAH: 2.44%
   15,000,000   INTERMOUNTAIN POWER AGENCY UT SERIES E (OTHER
                REVENUE) ss +/-                                          3.00        07/01/2014       14,951,400
   15,000,000   INTERMOUNTAIN UT POWER AGENCY SERIES F CONVENTION
                (POWER REVENUE, MORGAN STANLEY DEAN WITTER
                LOC) ss +/-                                              3.00        07/01/2015       14,951,400
      210,000   UTAH HFA SFMR (HOUSING REVENUE LOC)                      6.00        01/01/2031          212,759

                                                                                                      30,115,559
                                                                                                  --------------

VERMONT: 0.07%
      885,000   VERMONT HOUSING FINANCE AGENCY AMT HOUSING SERIES
                16A (SFMR)                                               4.95        05/01/2032          881,433
                                                                                                  --------------

VIRGINIA: 1.40%
      900,000   AMELIA COUNTY VA IDA ss +/-                              4.80        04/01/2027          889,632
    1,000,000   CHESTERFIELD COUNTY VA IDA ELECTRIC AND POWER
                COMPANY (IDR)                                            5.50        10/01/2009        1,002,710
    2,500,000   KING GEORGE COUNTY VA IDA WASTE MANAGEMENT
                INCORPORATED SERIES A (IDR) ss                           4.10        06/01/2023        2,486,075
    6,650,000   LOUISA IDA VIRGINIA ELECTRIC & POWER COMPANY IDR)        5.25        12/01/2008        6,667,224
      875,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY
                PROJECT SERIES A (IDR) ss +/-                            4.25        09/01/2030          884,013
    5,000,000   PENINSULA PORTS AUTHORITY DOMINION TERM
                ASSOCIATION PROJECT (OTHER REVENUE, GUARANTEE
                AGREEMENT) ss +/-                                        3.30        10/01/2033        5,000,000
      345,000   TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET
                BACKED                                                   4.00        06/01/2013          347,418

                                                                                                      17,277,072
                                                                                                  --------------

WASHINGTON: 2.10%
    2,050,000   OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BAN #
                2007-01 (SPECIAL TAX REVENUE)                            5.00        08/01/2011        2,056,355
    5,825,000   PORT SEATTLE WA SERIES B (AIRPORT REVENUE, AMBAC
                INSURED)                                                 5.25        12/01/2014        5,784,342
    9,475,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY
                REVENUE (HOSPITAL REVENUE LOC) ss +/-                    8.50        04/01/2018        9,475,000
    1,685,000   WASHINGTON STATE HEALTH CARE FACILITIES GROUP
                HEALTH COOP PUGET SOUND (HEALTHCARE FACILITIES
                REVENUE, MBIA INSURED)                                   6.75        12/01/2011        1,685,000
    6,730,000   WASHINGTON STATE HOUSING FINANCE COMMISSION
                WESLEY HOMES HEALTH CENTER PROJECT SERIES A
                (HOSPITAL REVENUE, RADIAN INSURED) ss                    5.90        01/01/2020        6,900,202

                                                                                                      25,900,899
                                                                                                  --------------

WISCONSIN: 2.99%
    1,500,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION (EXCISE TAX REVENUE LOC)                     5.50        06/01/2010        1,522,560
      230,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED                                 5.00        06/01/2009          230,782
    9,630,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED (OTHER REVENUE)                 6.13        06/01/2027        9,676,892
    1,000,000   KRONENWETTER WI REDEVELOPMENT AUTHORITY (OTHER
                REVENUE)                                                 4.50        05/01/2011        1,001,230
      390,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN
                KENILWORTH PROJECT ss +/-                                7.96        09/01/2040          390,000
      780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND
                ANTICIPATION NOTES (SEWER REVENUE)                       4.50        05/01/2011          784,033
    1,800,000   PARK FALLS WI BOND ANTICIPATION NOTES (WATER
                REVENUE)                                                 4.63        06/01/2009        1,805,940
   18,000,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES
                AUTHORITY FROEDTERT & COMMUNITY HEALTH-C
                (HOSPITAL REVENUE, AMBAC INSURED) ss +/-                11.00        04/01/2035       18,000,000
    1,000,000   WISCONSIN HEFA AURORA HEALTH CARE INCORPORATED
                (HFFA REVENUE)                                           5.00        08/15/2010        1,005,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
WISCONSIN (continued)
$   2,500,000   WISCONSIN HEFA WATERTOWN MEMORIAL HOSPITAL
                INCORPORATED PROJECT (HOSPITAL REVENUE, RADIAN
                INSURED)ss +/-                                          11.00%       09/01/2036   $    2,500,000

                                                                                                      36,916,837
                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $1,217,464,928)                                                1,209,325,849
                                                                                                  --------------

   SHARES
-------------
SHORT-TERM INVESTMENTS: 0.12%

MUTUAL FUNDS: 0.12%
    1,455,862   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY
                MARKET TRUST~+++                                                                       1,455,862
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,455,862)                                                         1,455,862
                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,218,920,790)*                                                  98.13%                    $1,210,781,711

OTHER ASSETS AND LIABILITIES, NET                                        1.87                         23,090,984
                                                                       ------                     --------------

TOTAL NET ASSETS                                                       100.00%                    $1,233,872,695
                                                                       ------                     --------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

#       SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $1,455,862.

(M) AN AUCTION RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(N) AUCTION SET TO INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT CAUSE A DEFAULT BUT SECURITY MAY NOT BE DISPOSABLE IF AND UNTIL SUCCESSFUL AUCTIONS RESUME.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES: 99.87%

ALABAMA: 0.81%
$     740,000   BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY
                (HOUSING REVENUE, GUARANTEE AGREEMENT)                    5.00%      06/01/2011   $      769,748
                                                                                                  --------------
GUAM: 4.08%
      940,000   GUAM ECONOMIC DEVELOPMENT & COMMERCE AUTHORITY
                TOBACCO SETTLEMENT ASSET-BACKED SECURITY (OTHER
                REVENUE)                                                  5.25       06/01/2032          764,934
      935,000   GUAM ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                (EXCISE TAX REVENUE) ss                                   5.40       05/15/2031          988,678
    1,000,000   GUAM GOVERNMENT LTD SERIES A (GO - STATES,
                TERRITORIES, FIRST SECURITY BANK LOC)                     5.50       12/01/2010        1,031,740
      145,000   GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)           5.25       11/15/2037          117,115
    1,000,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C
                (AIRPORT REVENUE, MBIA INSURED)                           5.38       10/01/2017          953,470
        5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE
                LOC)                                                      5.25       10/01/2013            5,049
       20,000   TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT
                SERIES A (SALES TAX REVENUE LOC)                          5.50       11/01/2008           20,043

                                                                                                       3,881,029
                                                                                                  --------------
LOUISIANA: 0.22%
      205,000   EAST BATON ROUGE LA NEW PUBLIC HOUSING AUTHORITY
                (HOUSING REVENUE, US GOVERNMENT GUARANTEED)               5.13       06/01/2009          208,682
                                                                                                  --------------
OKLAHOMA: 0.02%
       25,000   OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY
                (HOUSING REVENUE, US GOVERNMENT GUARANTEED)               5.75       05/01/2009           25,484
                                                                                                  --------------
OTHER: 1.19%
    1,000,000   COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS
                PREREFUNDED SERIES A (OTHER REVENUE) ss                   6.75       10/01/2033        1,131,110
                                                                                                  --------------
PUERTO RICO: 39.61%
      250,000   CHILDREN'S TRUST FUND (OTHER REVENUE)                     5.00       05/15/2011          249,943
      275,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
                SETTLEMENT ASSET-BACKED                                   5.00       05/15/2009          275,875
      250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
                SETTLEMENT ASSET-BACKED (EXCISE TAX REVENUE)              4.13       05/15/2011          244,628
      300,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
                SETTLEMENT ASSET-BACKED (OTHER REVENUE)                   4.38       05/15/2009          299,814
      450,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO
                SETTLEMENT ASSET-BACKED PREREFUNDED ss                    5.75       07/01/2010          465,467
      350,000   COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC
                INSURED)                                                  5.50       07/01/2013          361,774
    1,050,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT
                (OTHER REVENUE, FIRST SECURITY BANK LOC)                  5.25       07/01/2020        1,044,908
      200,000   COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT
                SERIES A (FUEL SALES TAX REVENUE LOC)                     5.50       07/01/2016          203,070
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY
                TAX REVENUE)                                              5.00       07/01/2018          960,370
    1,000,000   COMMONWEALTH OF PUERTO RICO SERIES B-1 (OTHER
                REVENUE, FIRST SECURITY BANK LOC) ss +/-                  7.75       07/01/2021        1,000,000
       25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER &
                WASTEWATER AUTHORITY REVENUE LOC)                         6.25       07/01/2012           27,722
    1,000,000   PUERTO RICO COMMONWEALTH (SALES TAX REVENUE,
                GUARANTEE AGREEMENT)                                      5.50       07/01/2018        1,044,420
      125,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER
                AUTHORITY (SEWER REVENUE)                                10.25       07/01/2009          129,709
    1,000,000   PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT
                BANK SERIES B (OTHER REVENUE)                             5.00       12/01/2008        1,002,520
    1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION
                AUTHORITY SERIES L (TRANSPORTATION REVENUE, CIFG
                INSURED)                                                  5.25       07/01/2019          975,860
    1,500,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCE
                AUTHORITY SERIES C (SPECIAL TAX REVENUE, AMBAC
                INSURED)                                                  5.50       07/01/2016        1,515,405

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
PUERTO RICO (continued)
$     170,000   PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A
                (OTHER REVENUE)                                           4.00%      07/01/2010   $      170,294
      355,000   PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL
                APPRECIATION SERIES O##                                   5.18       07/01/2017          226,912
      650,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00
                (ELECTRIC REVENUE, CIFG INSURED)                          5.00       07/01/2013          658,723
      250,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES CC
                (ELECTRIC REVENUE, MBIA INSURED)                          5.25       07/01/2009          252,405
      405,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II
                PREREFUNDED ss                                            5.25       07/01/2022          439,065
      900,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ
                (ELECTRIC REVENUE, XLCA INSURED)                          5.25       07/01/2012          922,689
      100,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK
                (ELECTRIC REVENUE LOC)                                    5.00       07/01/2011          102,186
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES NN
                (ELECTRIC PLANT REVENUE, MBIA INSURED)                    5.25       07/01/2023          978,820
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES RR
                (ELECTRIC REVENUE, FGIC INSURED)                          5.00       07/01/2022          914,170
      105,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S
                (ELECTRIC REVENUE, MBIA INSURED)                          6.13       07/01/2009          107,197
      515,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES TT
                (ELECTRIC REVENUE)                                        5.00       07/01/2022          470,798
    1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU
                (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-               2.39       07/01/2029          640,000
      500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                (POWER REVENUE)                                           5.00       07/01/2011          510,930
      500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW
                (POWER REVENUE)                                           5.25       07/01/2033          446,020
    1,500,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                (FUEL SALES TAX REVENUE, MBIA INSURED)                    5.50       07/01/2013        1,576,050
      800,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                MACON TRANSPORTATION SERIES H (TRANSPORTATION
                REVENUE, AMBAC INSURED) ss +/-                            4.06       07/01/2038          800,000
      165,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES A (FUEL SALES TAX REVENUE LOC)                     5.50       07/01/2013          170,338
      900,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES E (TOLL ROAD REVENUE, FIRST SECURITY BANK
                LOC)                                                      5.50       07/01/2021          901,557
      300,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
                SERIES W (FUEL SALES TAX REVENUE, FIRST SECURITY
                BANK LOC)                                                 5.50       07/01/2013          316,053
       95,000   PUERTO RICO HOUSING FINANCE AUTHORITY (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, HUD
                INSURED)                                                  4.50       12/01/2009           96,813
       55,000   PUERTO RICO HOUSING FINANCE AUTHORITY (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, HUD
                INSURED)                                                  4.50       12/01/2009           56,202
      330,000   PUERTO RICO HOUSING FINANCE AUTHORITY (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, HUD
                INSURED) ss                                               5.00       12/01/2013          350,958
      170,000   PUERTO RICO HOUSING FINANCE AUTHORITY (HEALTH
                FACILITIES FINANCING AUTHORITY REVENUE, HUD
                INSURED)                                                  5.00       12/01/2014          176,868
    3,000,000   PUERTO RICO HOUSING FINANCE AUTHORITY FEDERAL
                MODERNIZATION (HOUSING REVENUE)                           5.13       12/01/2027        2,747,820
      500,000   PUERTO RICO HOUSING FINANCE AUTHORITY HOUSING
                VIVIENDA MODERNIZATION (HOUSING REVENUE)                  4.75       10/01/2011          502,195
    1,350,000   PUERTO RICO HOUSING FINANCE AUTHORITY SERIES 2984
                (HOUSING REVENUE, HUD INSURED) ss +/-                     5.61       06/01/2012        1,350,000
      300,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES
                F8J (HOUSING REVENUE, FHA INSURED) ss +/-                 5.50       06/01/2021          300,000
       50,000   PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL
                POLLUTION CONTROL FACILITIES FINANCING AUTHORITY
                PEPSICO INCORPORATED PROJECT                              6.25       11/15/2013           51,559
      405,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
                MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
                FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
                SYSTEM PROJECT                                            5.00       12/01/2009          409,423
      430,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
                MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
                FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY
                SYSTEM PROJECT                                            5.00       12/01/2010          434,635
       25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
                MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
                FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
                PROJECT A                                                 6.50       11/15/2020           26,182
       60,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
                MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
                FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
                PROJECT A (HCFR LOC)                                      5.88       08/01/2012           60,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
PUERTO RICO (continued)
$     215,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
                MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
                FINANCING AUTHORITY FHA INSURED DR. PILA HOSPITAL
                PROJECT A (HCFR LOC)                                      5.50%      07/01/2017   $      216,924
      600,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL
                MEDICAL & ENVIRONMENTAL CONTROL FACILITIES
                UNIVERSITY PLAZA PROJECT SERIES A (COLLEGE AND
                UNIVERSITY REVENUE, MBIA INSURED)                         5.63       07/01/2013          609,186
    1,500,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY
                SERIES C (SPECIAL TAX REVENUE, AMBAC INSURED)             5.50       07/01/2017        1,498,320
      105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B
                (PROPERTY TAX REVENUE, CIFG INSURED)                      5.25       07/01/2017          103,080
       30,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                FACILITIES SERIES D (LEASE REVENUE) ss                    5.13       07/01/2024           31,602
       10,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                FACILITIES SERIES D (LEASE REVENUE)                       5.13       07/01/2024            9,078
    2,000,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                FACILITIES SERIES I (OTHER REVENUE, GUARANTEE
                AGREEMENT) ss                                             5.25       07/01/2014        2,126,160
    1,000,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT
                FACILITIES SERIES M2 (LEASE REVENUE, AMBAC
                INSURED) ss                                               5.50       07/01/2035          997,850
      500,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L           5.50       07/01/2021          481,765
    2,000,000   PUERTO RICO PUBLIC FINANCE CORPORATION
                COMMONWEALTH APPROPRIATION SERIES A (OTHER
                REVENUE, AMBAC INSURED)                                   5.38       06/01/2018        2,066,100
    1,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION
                COMMONWEALTH APPROPRIATION SERIES A (OTHER
                REVENUE, AMBAC INSURED)                                   5.13       06/01/2024        1,495,335
    1,000,000   PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A
                (OTHER REVENUE, AMBAC INSURED)                            5.38       06/01/2014        1,069,180

                                                                                                      37,673,005
                                                                                                  --------------
TEXAS: 1.83%
    2,000,000   TARARNT COUNTY TX HOUSING FINANCE CORPORATION
                COMPOUND INTEREST SINGLE FAMILY MORTGAGE (HOUSING
                REVENUE, MBIA INSURED)##                                  4.46       09/15/2016        1,407,680
      320,000   WACO TX NEW PUBLIC HOUSING AUTHORITY (HOUSING
                REVENUE, GUARANTEE AGREEMENT)                             5.00       08/01/2010          331,338

                                                                                                       1,739,018
                                                                                                  --------------
VIRGIN ISLANDS: 6.27%
      255,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN
                ISLANDS                                                   4.60       05/15/2011          252,154
       45,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
                (COLLEGE & UNIVERSITY REVENUE LOC)                        5.30       12/01/2008           45,113
      150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A
                (COLLEGE & UNIVERSITY REVENUE LOC)                        5.85       12/01/2014          152,409
      185,000   VIRGIN ISLANDS PFA (OTHER REVENUE, FIRST SECURITY
                BANK LOC)                                                 5.25       10/01/2017          190,609
    1,000,000   VIRGIN ISLANDS PFA (SALES TAX REVENUE, FGIC
                INSURED)                                                  5.00       10/01/2028          913,750
      250,000   VIRGIN ISLANDS PFA GROSS TAX RECEIPTS (SALES TAX
                REVENUE, FGIC INSURED)                                    5.00       10/01/2012          258,743
    1,000,000   VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                 5.25       10/01/2019          953,380
      220,000   VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES
                LOAN NOTE SERIES A PREREFUNDED (TAX REVENUE
                LOC) ss %%                                                6.13       10/01/2029          235,829
    2,000,000   VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                 5.50       10/01/2014        2,016,940
      500,000   VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A             5.00       10/01/2014          498,720
      180,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                   5.20       10/01/2009          181,987
       10,000   VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)               7.30       10/01/2018           11,754
      300,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A
                (WATER REVENUE)                                           5.00       07/01/2031          249,996

                                                                                                       5,961,384
                                                                                                  --------------
VIRGINIA: 0.50%
      500,000  VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC
               REVENUE, MBIA INSURED)                                     5.30       07/01/2021          472,900
                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
WEST VIRGINIA: 2.26%
$   1,675,000   BROOKE PLEASANTS TYLER WETZEL COUNTIES WV
                (HOUSING REVENUE)                                         7.40%      08/15/2010   $    1,819,234
      470,000   KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED
                (HOUSING REVENUE LOC)## ss                                6.38       02/01/2014          336,210

                                                                                                       2,155,444
                                                                                                  --------------
WISCONSIN: 43.08%
       20,000   ASHWAUBENON WI CDA ARENA PROJECT                          4.80       06/01/2016           20,571
      100,000   ASHWAUBENON WI CDA ARENA PROJECT                          5.05       06/01/2019          101,531
      815,000   ASHWAUBENON WI CDA ARENA PROJECT                          5.10       06/01/2020          824,723
       70,000   BADGER WI TOBACCO ASSET SECURITIZATION
                CORPORATION ASSET-BACKED                                  6.00       06/01/2017           71,107
       95,000   BARABOO WI CDA                                            4.70       03/01/2010           96,829
       80,000   BARABOO WI CDA                                            4.80       03/01/2011           82,132
      800,000   BELOIT WI CDA SERIES A PREREFUNDED ss                     5.50       03/01/2020          854,576
       50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY
                VILLAGE HOUSING INCORPORATED PROJECT SERIES B             4.20       04/01/2012           50,218
      100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY
                VILLAGE HOUSING INCORPORATED PROJECT SERIES B             4.50       04/01/2014          100,211
       65,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY
                VILLAGE HOUSING INCORPORATED PROJECT SERIES B             5.13       04/01/2021           62,026
      175,000   CUDAHY WI CDA                                             4.70       06/01/2009          177,063
    1,540,000   CUDAHY WI CDA                                             4.55       06/01/2019        1,458,719
       25,000   CUDAHY WI CDA (LEASE REVENUE)                             5.00       06/01/2014           25,296
       10,000   CUDAHY WI CDA PREREFUNDED (LEASE REVENUE) ss              5.00       06/01/2014           10,178
      500,000   DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL
                PROJECT (OTHER REVENUE, FIRSTAR BANK NA) ss +/-           7.96       03/01/2035          500,000
       20,000   GERMANTOWN WI IDR QUARTERS BANNER WELDER
                INCORPORATED PROJECT                                      5.13       02/01/2011           20,004
      500,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                 4.75       10/01/2020          477,300
      145,000   GLENDALE WI CDA TAX INCREMENT 6                           5.00       10/01/2019          143,814
      100,000   GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR           4.90       07/01/2010          100,097
        5,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
                STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
                A (SALES TAX REVENUE LOC)                                 4.35       02/01/2010            5,127
       10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
                STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
                A (SALES TAX REVENUE LOC)                                 4.45       02/01/2011           10,386
      175,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
                STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
                A (SALES TAX REVENUE LOC)                                 4.75       02/01/2014          179,830
      140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL
                STADIUM DISTRICT LAMBEAU FIELD RENOVATION PROJECT
                A (SALES TAX REVENUE LOC)                                 5.00       02/01/2019          140,266
       70,000   GREEN BAY WI HOUSING AUTHORITY FHA INSURED
                MORAINE LIMITED SERIES A (HOUSING REVENUE LOC)            6.15       12/01/2030           67,710
    1,445,000   GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE
                HOUSING INCORPORATED                                      5.00       04/01/2016        1,463,395
       20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A        5.00       02/15/2013           20,267
       10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A        5.50       02/15/2021            9,651
      100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT         5.15       04/01/2013          102,391
      500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE
                PROJECT ss +/-                                            4.75       09/01/2033          473,265
      700,000   HALES CORNERS CDA LUTHERAN CHURCH PROJECT (IDR,
                MID-AMERICA FEDERAL SAVINGS & LOAN LOC) ss +/-            7.91       08/01/2037          700,000
      920,000   JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE
                SCHOOL REVENUE, MARSHALL & ISLEY BANK LOC) ss +/-         8.13       06/01/2031          920,000
      245,000   JOHNSON CREEK WI CDA ss                                   4.65       12/01/2012          254,131
       10,000   JOHNSON CREEK WI CDA ss                                   5.00       12/01/2016           10,446
      200,000   KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES
                A (HOUSING REVENUE LOC)                                   6.00       11/20/2041          200,228
    1,000,000   KRONENWETTER WI REDEVELOPMENT AUTHORITY (OTHER
                REVENUE)                                                  4.50       05/01/2011        1,001,230
       25,000   MADISON WI NEW PUBLIC HOUSING AUTHORITY (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                        4.88       03/01/2009           25,286
      365,000   MILWAUKEE REDEVELOPMENT AUTHORITY MILWAUKEE
                SCHOOL ENERGY PROJECT SERIES B (COLLEGE AND
                UNIVERSITY REVENUE)                                       4.00       07/01/2011          368,205
    1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING
                PROJECT                                                   5.10       07/01/2022          999,920
    1,000,000   MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS PREREFUNDED
                (EDUCATIONAL FACILITIES REVENUE, AMBAC
                INSURED) ss                                               5.13       08/01/2021        1,072,450

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
WISCONSIN (continued)
$   1,350,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER
                REVENUE, CITIZENS BANK LOC) ss +/-                        8.18%      06/01/2037   $    1,350,000
    2,050,000   MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS
                PREREFUNDED ss                                            5.13       08/01/2022        2,198,523
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
                PROJECT SERIES B                                          5.05       07/01/2019          461,935
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
                PROJECT SERIES B                                          5.15       07/01/2020          460,431
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
                PROJECT SERIES B                                          5.20       07/01/2021          454,650
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
                PROJECT SERIES B                                          5.30       07/01/2022          456,558
      470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING
                PROJECT SERIES B                                          5.35       07/01/2023          455,515
      500,000   MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION
                CONSORTIUM PROJECT SERIES A                               5.75       08/01/2035          433,925
      100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT
                SERIES A (COLLEGE & UNIVERSITY REVENUE LOC)               4.20       10/01/2010          101,134
       95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT                       4.20       08/01/2011           97,361
       10,000   MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A          4.70       06/01/2009           10,064
    1,000,000   MILWAUKEE WI REDEVELOPMENT AUTHORITY SCIENCE
                EDUCATION CONSORTIUM PROJECT SERIES A (OTHER
                REVENUE)                                                  5.13       08/01/2015          972,420
    1,000,000   NEENAH WI CDA SERIES A                                    5.13       12/01/2023          969,580
       50,000   OAKFIELD WI CDA                                           4.40       12/01/2008           50,121
      350,000   OAKFIELD WI CDA                                           5.40       12/01/2021          344,565
      150,000   OCONTO FALLS WI CDA                                       4.05       06/01/2009          151,380
      135,000   OCONTO FALLS WI CDA                                       4.60       06/01/2014          135,495
      175,000   OCONTO FALLS WI CDA                                       4.65       06/01/2015          175,446
      200,000   OCONTO FALLS WI CDA                                       4.90       06/01/2018          201,582
      210,000   ONALASKA WI CDA                                           5.30       06/01/2015          210,071
      200,000   OSCEOLA WI RDA                                            4.65       12/01/2010          204,298
      325,000   OSCEOLA WI RDA                                            4.75       12/01/2011          332,989
      235,000   OSCEOLA WI RDA                                            5.15       12/01/2015          237,265
      410,000   OSCEOLA WI RDA                                            5.38       12/01/2020          403,395
      125,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                        5.13       04/01/2009          126,863
       25,000   REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING
                REVENUE, US GOVERNMENT GUARANTEED)                        5.75       05/01/2009           25,484
      200,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT (LEASE REVENUE, MBIA INSURED)##                  4.65       12/15/2017          131,002
    1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT JUNIOR LIEN SERIES B (SALES TAX REVENUE
                LOC)                                                      5.50       12/15/2015        1,656,858
      165,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT SERIES A (SALES TAX REVENUE LOC)                 5.50       12/15/2026          165,167
      160,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT SERIES A (SALES TAX REVENUE LOC)                 5.50       12/15/2015          173,358
      280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT SERIES A (SALES TAX REVENUE LOC)                 5.50       12/15/2018          296,881
      240,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT SERIES A (SALES TAX REVENUE LOC)                 5.50       12/15/2021          246,358
      100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT SERIES A (SALES TAX REVENUE, MBIA
                INSURED)                                                  5.00       12/15/2017          105,420
    1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
                DISTRICT SERIES A (SALES TAX REVENUE, MBIA
                INSURED)                                                  5.50       12/15/2017        1,888,903
      135,000   ST. CROIX FALLS WI CDA                                    4.13       12/01/2008          135,329
      120,000   ST. CROIX FALLS WI CDA                                    4.40       12/01/2011          123,514
       80,000   ST. CROIX FALLS WI CDA                                    4.50       12/01/2011           81,376
      160,000   ST. CROIX FALLS WI CDA                                    4.50       12/01/2012          163,715
       90,000   ST. CROIX FALLS WI CDA                                    4.85       12/01/2014           90,921
      300,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A
                (OTHER REVENUE)                                           4.50       10/01/2021          266,292
       50,000   STURTEVANT WI CDA                                         3.55       12/01/2009           50,274
       75,000   STURTEVANT WI CDA                                         4.60       12/01/2010           75,140
      110,000   STURTEVANT WI CDA                                         4.80       12/01/2012          110,113
      300,000   STURTEVANT WI CDA                                         4.40       12/01/2015          295,167
      100,000   STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)           4.55       12/01/2016           98,215
      100,000   STURTEVANT WI COMMUNITY DEVELOPMENT AUTHORITY
                (LEASE REVENUE)                                           5.00       12/01/2012           98,407
       25,000   SUN PRAIRIE WI CDA SERIES B                               5.00       02/01/2012           25,190
       95,000   SUN PRAIRIE WI CDA SERIES B                               5.10       02/01/2013           95,609
      105,000   SUN PRAIRIE WI CDA SERIES B                               5.20       02/01/2014          105,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2008 (UNAUDITED)

WISCONSIN TAX-FREE FUND

                                                                       INTEREST
  PRINCIPAL     SECURITY NAME                                            RATE     MATURITY DATE        VALUE
-------------   ----------------------------------------------------   --------   -------------   --------------
WISCONSIN (continued)
$     775,000   VERONA WI CDA                                             5.38%      12/01/2022   $      753,610
      300,000   WARRENS COMMUNITY DEVELOPMENT AUTHORITY (OTHER
                REVENUE)                                                  3.70       10/01/2009          300,024
      270,000   WARRENS WI COMMUNITY DEVELOPMENT AUTHORITY (LEASE
                REVENUE)                                                  5.00       11/01/2016          270,521
      370,000   WARRENS WI COMMUNITY DEVELOPMENT AUTHORITY (LEASE
                REVENUE)                                                  5.10       11/01/2020          337,277
       50,000   WATERFORD WI CDA PREREFUNDED ss %%                        5.35       10/01/2014           52,437
       95,000   WATERFORD WI CDA PREREFUNDED ss %%                        5.80       10/01/2023          100,456
      240,000   WATERTOWN WI CDA SERIES A                                 5.00       05/01/2018          237,293
      500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD
                WOODS PROJECT ss +/-                                      4.80       03/01/2034          500,285
      110,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                INCORPORATED PROJECT ss +/-                               3.86       12/01/2034          110,000
      340,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE
                ARBORETUM PROJECT ss +/-                                  5.00       12/01/2027          328,212
       75,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES
                PROJECT PREREFUNDED ss %%                                 7.25       06/01/2020           80,194
      145,000   WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES
                PROJECT PREREFUNDED ss %%                                 7.50       06/01/2035          155,627
      720,000   WESTON WI CDA SERIES A                                    5.25       10/01/2020          720,547
    2,400,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION
                BONDS (TAX REVENUE LOC)##                                 5.90       12/15/2030          659,760
    1,950,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (OTHER
                REVENUE, FIRST SECURITY BANK LOC)                         5.25       12/15/2023        1,919,736
      380,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
                REVENUE LOC)                                              5.25       12/15/2015          402,462
      265,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
                REVENUE LOC)                                              5.25       12/15/2016          278,738
      285,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
                REVENUE LOC)                                              5.25       12/15/2018          293,447
      105,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX
                REVENUE LOC)                                              5.25       12/15/2019          108,793
      510,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES
                1998A (OTHER REVENUE, FIRST SECURITY BANK LOC)            5.25       12/15/2027          487,259
       65,000   WISCONSIN DELLS CDA SERIES A                              4.65       09/01/2014           65,380
       70,000   WISCONSIN DELLS CDA SERIES A                              4.80       09/01/2015           70,275
       80,000   WISCONSIN DELLS CDA SERIES A                              5.00       09/01/2017           80,046
      145,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING
                REVENUE LOC) ss %%                                        6.10       12/01/2017          161,047
    1,800,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT
                AUTHORITY AMT SERIES A (HOUSING REVENUE)                  4.75       05/01/2037        1,800,144

                                                                                                      40,974,028
                                                                                                  --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $97,993,314)                                                      94,991,832
                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $97,993,314)*                                                      99.87%                   $   94,991,832
                                                                        ------                    --------------
OTHER ASSETS AND LIABILITIES, NET                                         0.13                           125,494
                                                                        ------                    --------------
TOTAL NET ASSETS                                                        100.00%                   $   95,117,326
                                                                        ------                    --------------

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-     VARIABLE RATE INVESTMENTS.

%%      SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolios' investments in securities:

                                                                              Total Fair Value as
Municipal Income Funds                   Level 1       Level 2      Level 3       of 09/30/08
--------------------------------------   -------   --------------   -------   -------------------
Intermediate Tax-Free Fund             $ 8,048,912  $ 540,706,218      $0       $  548,755,130
Municipal Bond Fund                     13,384,074    608,432,981       0          621,817,055
Short-Term Municipal Bond Fund           6,575,333    923,273,467       0          929,848,800
Ultra Short-Term Municipal Income Fund   1,455,862  1,209,325,849       0        1,210,781,711
Wisconsin Tax-Free Fund                      0         94,991,832       0           94,991,832

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                        Total Unrealized
                                                                          Appreciation/
Municipal Income Funds                    Level 1   Level 2   Level 3    (Depreciation)
--------------------------------------   --------   -------   -------   ----------------
Intermediate Tax-Free Fund               $      0      $0        $0         $      0
Municipal Bond Fund                       186,860       0         0          186,860
Short-Term Municipal Bond Fund            372,252       0         0          372,252
Ultra Short-Term Municipal Income Fund    178,531       0         0          178,531
Wisconsin Tax-Free Fund                         0       0         0                0

*    Other financial instruments include: futures, options, and swaps.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS           PORTFOLIO OF INVESTMENTS -
                                             SEPTEMBER 30, 2008 (UNAUDITED)


COREBUILDER SHARES - SERIES G

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
AGENCY SECURITIES: 77.97%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.80%
$     170,237  FHLMC #A77459                                                              7.50%     05/01/2038   $   180,487
                                                                                                                 -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 74.78%
      122,990  FNMA #256986                                                               7.00      11/01/2037       127,727
      292,716  FNMA #257307                                                               6.00      08/01/2038       296,777
      109,869  FNMA #934370                                                               5.50      08/01/2038       109,648
      329,553  FNMA #941312                                                               6.50      07/01/2037       338,278
      183,286  FNMA #976190                                                               7.50      05/01/2038       193,954
      224,754  FNMA #987853                                                               5.50      08/01/2038       224,301
    2,820,000  FNMA TBA%%                                                                 5.00      10/01/2038     2,747,738
    1,500,000  FNMA TBA%%                                                                 5.50      10/01/2023     1,511,718
      925,000  FNMA TBA%%                                                                 5.50      10/01/2038       922,399
    1,000,000  FNMA TBA%%                                                                 6.00      10/01/2038     1,012,812

                                                                                                                   7,485,352
                                                                                                                 -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.39%
    3,799,075  GNMA SERIES 2002-53 CLASS IO+/-(C)                                         1.02      04/16/2042        92,402
       46,792  GNMA SERIES 2005-90 CLASS A                                                3.76      09/16/2028        46,220

                                                                                                                     138,622
                                                                                                                 -----------

TOTAL AGENCY SECURITIES (COST $7,826,720)                                                                          7,804,461
                                                                                                                 -----------

ASSET BACKED SECURITIES: 4.94%
      190,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-            3.19      12/15/2011       185,371
       70,000  DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                         5.65      12/15/2015        66,679
      115,000  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A4                               4.63      05/15/2012       113,362
      130,000  USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                               4.90      02/15/2012       129,062

TOTAL ASSET BACKED SECURITIES (COST $501,372)                                                                        494,474
                                                                                                                 -----------

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.92%
      208,437  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.24      12/25/2035       191,600
       94,892  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
               2A1+/-                                                                     5.75      07/25/2043        94,307
       95,045  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
               2A1+/-                                                                     5.81      10/25/2043        94,332
       88,073  FNMA SERIES 2005-W4 CLASS 3A+/-                                            5.85      06/25/2035        89,360
      506,678  GNMA SERIES 2006-3 CLASS A                                                 4.21      01/16/2028       503,981
      124,237  GNMA SERIES 2007-12 CLASS A                                                3.96      06/16/2031       122,729
       72,003  GNMA SERIES 2007-69 CLASS TA+/-                                            4.82      06/16/2031        72,581
    4,313,126  GNMA SERIES 2008-22 CLASS XM+/-(C)                                         1.11      02/16/2049       227,627
       98,567  GNMA SERIES 2008-39 CLASS A                                                4.50      02/16/2023        98,437
       89,134  GNMA SERIES 2008-45 CLASS A                                                3.58      04/16/2027        87,994
      120,000  TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                    6.09      08/15/2039       110,282

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,727,931)                                                        1,693,230
                                                                                                                 -----------

US TREASURY SECURITIES: 10.45%

US TREASURY NOTES: 10.45%
    1,000,000  US TREASURY NOTE                                                           4.25      10/15/2010     1,046,328
                                                                                                                 -----------

TOTAL US TREASURY SECURITIES (COST $1,039,528)                                                                     1,046,328
                                                                                                                 -----------

SHARES

SHORT-TERM INVESTMENTS: 55.71%
    5,575,962  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                         5,575,962
                                                                                                                 -----------

TOTAL SHORT-TERM INVESTMENTS (COST $5,575,962)                                                                     5,575,962
                                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS           PORTFOLIO OF INVESTMENTS -
                                             SEPTEMBER 30, 2008 (UNAUDITED)


COREBUILDER SHARES - SERIES G

TOTAL INVESTMENTS IN SECURITIES
(COST $16,671,513)*                                                                     165.99%                  $16,614,455

OTHER ASSETS AND LIABILITIES, NET                                                       (65.99)                   (6,605,138)
                                                                                        ------                   -----------

TOTAL NET ASSETS                                                                        100.00%                  $10,009,317
                                                                                        ------                   -----------

+/-    VARIABLE RATE INVESTMENTS.

%%     SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS
       THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE
       FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
       $5,575,962.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

@      FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

COREBUILDER SHARES - SERIES G

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------



  The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

  Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.
  Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.
  Debt securities maturing in 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
  Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures approved by the Board of Trustees.
  Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.
  Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
  Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER
For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS     PORTFOLIO OF INVESTMENTS -
                                                 SEPTEMBER 30, 2008 (UNAUDITED)

COREBUILDER SHARES - SERIES M


PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES: 102.64%

ARIZONA: 2.90%
$      50,000  SALT VERDE FINANCIAL CORPORATION (UTILITIES REVENUE)                       5.00%     12/01/2015   $    44,036
      100,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)                4.85      07/15/2014        95,299

                                                                                                                     139,335
                                                                                                                 -----------

CALIFORNIA: 9.75%
      400,000  ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
               (TRANSPORTATION REVENUE)/\                                                 7.28      10/01/2018       231,448
      125,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
               PERMANENTE SERIES-B (HEALTHCARE FACILITIES REVENUE) +/- ss                 2.65      04/01/2036        71,250
      100,000  MURRIETA VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING
               AUTHORITY (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY
               BANK LOC)/\                                                                6.07      09/01/2031        23,971
      140,000  SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE,
               AMBAC INSURED)                                                             5.63      09/01/2012       141,705

                                                                                                                     468,374
                                                                                                                 -----------

COLORADO: 8.39%
      250,000  DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B (HEALTHCARE
               FACILITIES REVENUE) +/- ss                                                 2.98      12/01/2033       152,500
      250,000  E-470 CO PUBLIC HIGHWAY AUTHORITY SERIES D2 (OTHER REVENUE,
               MBIA INSURED) +/- ss                                                       5.00      09/01/2039       250,423

                                                                                                                     402,923
                                                                                                                 -----------

IDAHO: 6.80%
      100,000  BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC REVENUE)%%                        7.38      06/01/2040       104,879
      250,000  IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
               SERIES-A (OTHER REVENUE)                                                   6.00      06/01/2038       222,005

                                                                                                                     326,884
                                                                                                                 -----------

ILLINOIS: 4.75%
      350,000  LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 CAPITAL
               APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)/\               6.55      12/01/2016       228,011
                                                                                                                 -----------

IOWA: 2.11%
      125,000  XENIA IA RURAL WATER DISTRICT (WATER REVENUE, CIFG INSURED)                5.00      12/01/2041       101,319
                                                                                                                 -----------

KANSAS: 2.39%
      125,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
               SECOND LIEN AREA B (SALES TAX REVENUE)                                     5.00      12/01/2020       114,708
                                                                                                                 -----------

LOUISIANA: 9.87%
      240,000  CITY OF NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                       5.38      06/01/2014       232,826
      240,000  LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
               SERIES B (OTHER REVENUE, AMBAC INSURED)                                    5.00      06/01/2015       241,212

                                                                                                                     474,038
                                                                                                                 -----------

MISSOURI: 5.16%
      240,000  ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B
               (AIRPORT REVENUE, FGIC INSURED)                                            6.00      07/01/2013       247,766
                                                                                                                 -----------

NEW JERSEY: 4.46%
      245,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
               REVENUE                                                                    5.75      06/15/2029       214,159
                                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS -
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

COREBUILDER SHARES - SERIES M

PRINCIPAL      SECURITY NAME                                                     INTEREST RATE   MATURITY DATE      VALUE
PENNSYLVANIA: 9.99%
$     240,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
               INTERNATIONAL AIRPORT (AIRPORT REVENUE, FGIC INSURED)                      6.13%     01/01/2016   $   241,699
      240,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                     5.25      10/01/2010       238,205

                                                                                                                     479,904
                                                                                                                 -----------

PUERTO RICO: 5.96%
      240,000  COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)                  5.50      07/01/2011       247,894
       60,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER
               REVENUE, FIRST SECURITY BANK LOC)+/-                                       2.39      07/01/2029        38,400

                                                                                                                     286,294
                                                                                                                 -----------

SOUTH CAROLINA: 4.86%
      240,000  TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                  (LEASE REVENUE)                                                         5.25      12/01/2017       233,383
                                                                                                                 -----------

TENNESSEE: 6.88%
      100,000  ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES (EDUCATIONAL
               FACILITIES REVENUE, MBIA INSURED)                                          7.75      07/01/2012       109,956
      100,000  ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
               HOSPITAL FIRST MORTGAGES SERIES B (HEALTHCARE FACILITIES
               REVENUE, MBIA INSURED)                                                     7.00      07/01/2020       105,800
      150,000  TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
               REVENUE)                                                                   5.00      02/01/2023       114,761

                                                                                                                     330,517
                                                                                                                 -----------

TEXAS: 14.60%
       80,000  GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)                4.75      10/01/2010        79,924
      250,000  LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
               (EDUCATIONAL FACILITIES REVENUE)                                           6.25      02/15/2017       238,548

      150,000  VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX REVENUE)                    5.00      08/15/2018       144,567
      250,000  WESLACO HEALTH FACILITIES DEVELOPMENT CORPORATION KNAPP
               MEDICAL CENTER PROJECT SERIES A (HEALTH FACILITIES FINANCING
               AUTHORITY REVENUE, CONNIE LEE INSURANCE COMPANY INSURED)                   5.25      06/01/2016       238,453

                                                                                                                     701,492
                                                                                                                 -----------

WISCONSIN: 3.77%
      180,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                  ASSET-BACKED (OTHER REVENUE)                                            6.13      06/01/2027       180,875
                                                                                                                 -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $5,158,068)                                                                    4,929,982
                                                                                                                 -----------

SHARES         SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS: 3.02%
      145,229  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                         145,229
                                                                                                                 -----------

TOTAL SHORT-TERM INVESTMENTS (COST $145,229)                                                                         145,229
                                                                                                                 -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,303,297)*                                                                      105.66%                  $ 5,075,211

OTHER ASSETS AND LIABILITIES, NET                                                        (5.66)                     (272,092)
                                                                                        ------                   -----------

TOTAL NET ASSETS                                                                        100.00%                  $ 4,803,119
                                                                                        ------                   -----------

/\     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-    VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS      PORTFOLIO OF INVESTMENTS -
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

COREBUILDER SHARES - SERIES M

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

%%       SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++       SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
         $145,229.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

COREBUILDER SERIES M

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.


OTHER
For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.



ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 20, 2008


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 20, 2008


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: November 20, 2008


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: November 20, 2008

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: November 20, 2008


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

                                        Date: November 20, 2008